--------------------------------------------------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.
                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                               SEMI-ANNUAL REPORT

                         SIX MONTHS ENDED MAY 31, 2002
                                  (UNAUDITED)

                     -------------------------------------

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                               SEMI-ANNUAL REPORT
                                  (UNAUDITED)

                                    CONTENTS

                                                                          PAGE
                                                                        --------
DIMENSIONAL INVESTMENT GROUP INC.
    Statement of Assets and Liabilities...............................         1
    Statement of Operations...........................................         2
    Statements of Changes in Net Assets...............................         3
    Financial Highlights..............................................         4
    Notes to Financial Statements.....................................         5

THE DFA INVESTMENT TRUST COMPANY -- THE U.S. SMALL CAP SERIES
    Schedule of Investments...........................................         7
    Statement of Assets and Liabilities...............................        39
    Statement of Operations...........................................        40
    Statements of Changes in Net Assets...............................        41
    Financial Highlights..............................................        42
    Notes to Financial Statements.....................................        43

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investment in The U.S. Small Cap Series of The DFA
  Investment Trust Company
  (15,304,181 Shares, Cost $172,001)++ at Value.............  $   179,977
Receivable for Fund Shares Sold.............................          495
                                                              -----------
    Total Assets............................................      180,472
                                                              -----------

LIABILITIES:
Payable for Investment Securities Purchased.................          495
Accrued Expenses and Other Liabilities......................           30
                                                              -----------
    Total Liabilities.......................................          525
                                                              -----------

NET ASSETS..................................................  $   179,947
                                                              ===========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 200,000,000)..................................   17,225,515
                                                              ===========

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $     10.45
                                                              ===========

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $   183,542
Accumulated Net Investment Income (Loss)....................          (77)
Accumulated Net Realized Gain (Loss)........................      (11,494)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................        7,976
                                                              -----------
    Total Net Assets........................................  $   179,947
                                                              ===========

--------------

++ The cost for federal income tax purposes is $184,821.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Income Distributions Received from The DFA Investment
    Trust Company...........................................         $   248
                                                                     -------

EXPENSES
  Administrative Services...................................              63
  Accounting & Transfer Agent Fees..........................               3
  Legal Fees................................................               5
  Audit Fees................................................               1
  Filing Fees...............................................               1
  Shareholders' Reports.....................................              12
  Directors' Fees and Expenses..............................               1
                                                                     -------
        Total Expenses......................................              86
                                                                     -------
  NET INVESTMENT INCOME (LOSS)..............................             162
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................           2,170
  Net Realized Gain (Loss) on Investment Securities Sold....          (3,798)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          14,260
                                                                     -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          12,632
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $12,794
                                                                     =======

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS          YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,         NOV. 30,
                                                                        2002             2001
                                                                     -----------       ---------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................          $    162         $  1,364
  Capital Gain Distributions Received from The DFA
    Investment Trust Company................................             2,170           23,783
  Net Realized (Gain) Loss on Investment Securities Sold....            (3,798)          (5,857)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................            14,260           (1,180)
                                                                      --------         --------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................            12,794           18,110
                                                                      --------         --------

Distributions From:
  Net Investment Income.....................................            (1,304)          (1,290)
  Net Realized Gains........................................           (18,233)         (16,183)
                                                                      --------         --------
        Total Distributions.................................           (19,537)         (17,473)
                                                                      --------         --------
Capital Share Transactions (1):
  Shares Issued.............................................            31,506           32,701
  Shares Issued in Lieu of Cash Distributions...............            19,537           17,473
  Shares Redeemed...........................................           (33,629)         (32,510)
                                                                      --------         --------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            17,414           17,664
                                                                      --------         --------
        Total Increase (Decrease)...........................            10,671           18,301
NET ASSETS
    Beginning of Period.....................................           169,276          150,975
                                                                      --------         --------
    End of Period...........................................          $179,947         $169,276
                                                                      ========         ========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             2,943            2,977
    Shares Issued in Lieu of Cash Distributions.............             1,934            1,760
    Shares Redeemed.........................................            (3,171)          (3,105)
                                                                      --------         --------
                                                                         1,706            1,632
                                                                      ========         ========

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.

                 THE DFA U.S. SMALL CAP INSTITUTIONAL PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999         1998         1997
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................   $  10.91      $  10.87     $  11.13     $   9.80      $ 11.90      $ 14.60
                                      --------      --------     --------     --------      -------      -------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....       0.01          0.09         0.08         0.08         0.08         0.08
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......       0.77          1.20         0.60         1.66        (1.10)        2.46
                                      --------      --------     --------     --------      -------      -------
  Total from Investment
    Operations.....................       0.78          1.29         0.68         1.74        (1.02)        2.54
                                      --------      --------     --------     --------      -------      -------
LESS DISTRIBUTIONS
  Net Investment Income............      (0.08)        (0.09)       (0.08)       (0.08)       (0.08)       (0.13)
  Net Realized Gains...............      (1.16)        (1.16)       (0.86)       (0.33)       (1.00)       (5.11)
                                      --------      --------     --------     --------      -------      -------
Total Distributions................      (1.24)        (1.25)       (0.94)       (0.41)       (1.08)       (5.24)
                                      --------      --------     --------     --------      -------      -------
Net Asset Value, End of Period.....   $  10.45      $  10.91     $  10.87     $  11.13      $  9.80      $ 11.90
                                      ========      ========     ========     ========      =======      =======
Total Return.......................       7.55%#       13.02%        6.38%       18.47%       (9.09)%      26.52%

Net Assets, End of Period
  (thousands)......................   $179,947      $169,276     $150,975     $135,107      $98,680      $15,968
Ratio of Expenses to Average Net
  Assets (1).......................       0.18%*        0.17%        0.18%        0.20%        0.20%        0.20%
Ratio of Expenses to Average Net
  Assets (excluding waivers and
  assumption of expenses) (1)......       0.18%*        0.17%        0.18%        0.21%        0.22%        0.40%
Ratio of Net Investment Income to
  Average Net Assets...............       0.18%*        0.84%        0.67%        0.89%        1.26%        0.77%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................       0.18%*        0.84%        0.67%        0.88%        1.24%        0.57%
Portfolio Turnover Rate............        N/A           N/A          N/A          N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................         13%*          13%          38%          29%          29%          30%

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund Series.

N/A Refer to the respective Master Fund Series.

                See accompanying Notes to Financial Statements.

                       DIMENSIONAL INVESTMENT GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    Dimensional Investment Group Inc. (the "Fund") is an open-end management investment company registered under the Investment Company Act of 1940, whose shares are offered to institutional investors, retirement plans and clients of registered investment advisors. The Fund currently offers twenty-two portfolios, of which The DFA U.S. Small Cap Institutional Portfolio (the "Portfolio") is presented in this report.

    The Portfolio invests all of its assets in The U.S. Small Cap Series (the "Series", or the "Master Fund"), a corresponding series of The DFA Investment Trust Company. At May 31, 2002, the Portfolio owned 8% of the outstanding shares of the Series. The financial statement of the Series are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: The shares of the Series held by the Portfolio are valued at its respective daily net asset value.

    2. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal income tax is required in the financial statements.

    3. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets maybe adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of net-short term capital gain distributions from the Series. Expenses directly attributable to the Portfolio or to the Series are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and to the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Series. For the six months ended May 31, 2002, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.07 of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

    The Advisor has agreed to waive its fees and assume the expenses of the Portfolio to the extent necessary to keep the annual combined expenses of the Portfolio and its respective Master Fund to not more than 0.20% of average daily net assets on an annualized basis. Annualized expenses are those expenses incurred in any period consisting of twelve consecutive months. At May 31, 2002, there were no previously waived fees that are subject to future reimbursement to the Advisor.

D. INVESTMENTS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................           --
Gross Unrealized Depreciation...............................      $(4,844)
                                                                  -------
Net.........................................................      $(4,844)
                                                                  =======

E. LINE OF CREDIT:

    The Fund, together with other Dimensional-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million as long as total borrowings under the line of credit do note exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the Portfolio during the six months ended May 31, 2002.

    The Fund, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Portfolio under the line of credit with the international custodian bank for the six months ended May 31, 2002.

                           THE U.S. SMALL CAP SERIES

                            SCHEDULE OF INVESTMENTS

                                  MAY 31, 2002
                                  (UNAUDITED)

                                                            SHARES             VALUE+
                                                            ------             ------
COMMON STOCKS -- (99.0%)
 #*@Road, Inc..........................................      48,000    $      347,760
 *@Track Communications, Inc...........................       4,460             7,426
 *#1-800 CONTACTS, Inc.................................      20,200           307,848
 *1-800-FLOWERS.COM, Inc...............................       3,700            41,606
 21st Century Holding Co...............................       1,100            13,167
 *24/7 Media, Inc......................................      17,500             4,462
 *3 Dimensional Pharmaceuticals, Inc...................      12,600            69,489
 *3-D Systems Corp.....................................      15,600           180,102
 *3TEC Energy Corp.....................................      20,600           309,927
 *7-Eleven, Inc........................................     152,300         1,279,320
 *#8X8, Inc............................................      25,100            18,072
 *A. B. Watley Group, Inc..............................      10,200             1,377
 *A.C. Moore Arts & Crafts, Inc........................      12,100           514,794
 *A.D.A.M., Inc........................................       9,000            15,840
 *aaiPharma, Inc.......................................      23,300           471,708
 *Aames Financial Corp.................................         240               193
 *AAON, Inc............................................      13,200           395,406
 AAR Corp..............................................      43,000           491,920
 Aaron Rents, Inc. Class A.............................       4,900           128,625
 Aaron Rents, Inc. Class B.............................      14,400           365,040
 *Abaxis, Inc..........................................      21,000           104,475
 ABC Bancorp...........................................       8,310           122,531
 *Abgenix, Inc.........................................      10,000           129,050
 Abington Bancorp, Inc.................................       3,900            78,760
 *Abiomed, Inc.........................................      26,400           201,432
 *Ablest, Inc..........................................       2,100             8,400
 ABM Industries, Inc...................................      64,300         1,160,615
 Abrams Industries, Inc................................         200             1,085
 *Abraxas Petroleum Corp...............................       2,900             2,175
 *Acacia Research Corp.................................      28,160           229,363
 *Acceptance Insurance Companies, Inc..................      18,800            86,480
 *Access Pharmaceuticals, Inc..........................       1,400             3,850
 *Access Worldwide Communications, Inc.................      12,400             9,424
 *Acclaim Entertainment, Inc...........................      69,800           366,101
 *Accredo Health, Inc..................................      28,700         1,538,033
 #*Accrue Software, Inc................................      18,800             4,418
 *Ace Cash Express, Inc................................      16,300           176,040
 *Ace Comm Corp........................................      14,700            15,802
 Aceto Corp............................................       6,000            64,800
 *Ackerley Group, Inc..................................      36,800           691,840
 *Aclara Biosciences, Inc..............................      39,300            81,154
 *Acme Communications, Inc.............................      21,800           223,995
 *Acme United Corp.....................................       5,300            21,730
 *Acorn Products, Inc..................................       5,300             2,809
 #*ACT Manufacturing, Inc..............................       4,600               264
 #*ACT Teleconferencing, Inc...........................      12,600            44,856
 *Actel Corp...........................................      31,400           773,539
 #*Acterna Corp........................................     224,600           303,210
 *Action Performance Companies, Inc....................      29,400         1,074,570
 *Actionpoint, Inc.....................................       5,600            11,088
 *Active Power, Inc....................................      58,200           254,625
 *Activision, Inc......................................      57,050         1,861,256
 #*Actrade Financial Technologies, Ltd.................      13,400           237,314
 *Actuant Corp.........................................      13,940           556,206
                                                            SHARES             VALUE+
                                                            ------             ------
 *Actuate Corp.........................................     171,200    $      986,112
 *ACTV, Inc............................................      76,000           107,540
 Acuity Brands, Inc....................................      27,700           468,130
 #*Acxiom Corp.........................................      46,400           825,224
 Adams Resources & Energy, Inc.........................       5,400            43,335
 *Adaptec, Inc.........................................      61,700           797,164
 *ADE Corp.............................................      21,600           259,308
 *Adept Technology, Inc................................      18,800            50,572
 *Administaff, Inc.....................................      38,000           486,400
 *Adolor Corp..........................................      33,600           464,184
 *Adtran, Inc..........................................      51,000         1,208,445
 *Advance Lighting Technologies, Inc...................      34,200            38,817
 *Advanced Digital Information Corp....................      80,900           671,874
 *Advanced Energy Industries, Inc......................      41,500         1,261,392
 *Advanced Magnetics, Inc..............................       9,400            36,472
 Advanced Marketing Services, Inc......................      29,250           511,875
 *Advanced Materials Group, Inc........................         237                63
 *Advanced Neuromodulation Systems, Inc................      11,000           351,395
 *Advanced Nutraceuticals, Inc.........................         700               735
 *Advanced Photonix, Inc. Class A......................      14,500            16,965
 *Advanced Power Technology, Inc.......................      13,400           187,667
 *Advanced Technical Products, Inc.....................       3,800           127,072
 *Advanced Tissue Sciences, Inc........................      92,300           189,215
 Advanta Corp. Class A.................................      17,500           243,075
 Advanta Corp. Class B Non-Voting......................      27,500           375,375
 *Advo, Inc............................................      25,800         1,092,888
 *Aehr Test Systems....................................       8,200            47,355
 *AEP Industries, Inc..................................       9,700           336,832
 *AeroCentury Corp.....................................         300             1,230
 *Aeroflex, Inc........................................      77,950           925,656
 *Aerosonic Corp.......................................       5,600           154,000
 *Aerovox, Inc.........................................       6,500                52
 *Aether Systems, Inc..................................      54,600           196,833
 *Aetrium, Inc.........................................      15,400            32,571
 *Affiliated Managers Group, Inc.......................      13,600           943,840
 *Affinity Technology Group, Inc.......................      29,100             1,964
 *Aftermarket Technology Corp..........................      30,700           725,441
 *AG Services America, Inc.............................       8,200           105,575
 *Agco Corp............................................      89,253         1,852,000
 *Agile Software Corp..................................      62,700           523,545
 #*Agility Capital, Inc................................       5,900               209
 AGL Resources, Inc....................................      53,900         1,234,310
 *AHL Services, Inc....................................      22,700            44,832
 *AHT Corp.............................................      14,200                50
 *Air Methods Corp.....................................      12,500           143,750
 Airborne, Inc.........................................      62,500         1,410,625
 *Airgas, Inc..........................................      96,900         1,579,470
 *AirGate PCS, Inc.....................................      32,200           370,622
 *Airnet Communications Corp...........................      10,200            13,260
 *Airnet Systems, Inc..................................      14,500           121,800
 *Airtran Holdings, Inc................................     107,600           649,904
 *AK Steel Holding Corp................................      74,700         1,043,559
 #*Akamai Technologies, Inc............................     135,400           272,154
 *Akorn, Inc...........................................      30,400            64,600
 #*Aksys, Ltd..........................................      28,700           172,056
 Alabama National Bancorporation.......................      16,100           696,164

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Alamo Group, Inc......................................      10,500    $      176,400
 *Alamosa Holdings, Inc................................       7,000            30,310
 *Alaris Medical, Inc..................................      74,700           436,995
 *Alaska Air Group, Inc................................      34,500           960,825
 *Alaska Communications Systems Group, Inc.............      22,200           153,180
 Albany International Corp. Class A....................      44,272         1,153,286
 *Albany Molecular Research, Inc.......................      48,100         1,007,935
 Albemarle Corp........................................      54,000         1,721,520
 *Alcide Corp..........................................       2,300            50,818
 *Aldila, Inc..........................................      13,900            11,745
 Alexander & Baldwin, Inc..............................      52,800         1,452,792
 *Alexion Pharmaceuticals, Inc.........................      23,400           368,433
 Alfa Corp.............................................      55,500         1,523,752
 Alico, Inc............................................       9,100           259,168
 #*Align Technology, Inc...............................      45,900           175,797
 *Alkermes, Inc........................................      10,200           198,237
 *All American Semiconductor, Inc......................       5,100            17,671
 *Allcity Insurance Co.................................         200               110
 #Allegheny Teledyne, Inc..............................      24,900           437,244
 #*Allegiance Telecom, Inc.............................     115,100           132,940
 Allegiant Bancorp, Inc................................      17,100           297,967
 Allen Organ Co. Class B...............................         800            33,436
 *Allen Telecom, Inc...................................      42,400           222,600
 *Alliance Fiber Optic Products, Inc...................      15,400            13,937
 *Alliance Gaming Corp.................................      33,060           432,259
 #*Alliance Pharmaceutical Corp........................      15,940            30,684
 *Alliance Semiconductor Corp..........................      53,000           467,990
 *Allied Healthcare Products, Inc......................       6,700            33,466
 *Allied Holdings, Inc.................................      10,200            53,550
 *Allied Research Corp.................................       6,300           138,222
 *Allos Therapeutics, Inc..............................      26,600           227,430
 *Allou Health & Beauty Care, Inc. Class A.............       7,100            56,374
 *Alloy Online, Inc....................................      46,700           625,313
 *Allsctipts Healthcare Solutions, Inc.................      49,400           220,077
 *Alltrista Corp.......................................       9,100           337,974
 *Almost Family, Inc...................................       1,600            17,528
 *Alpha Industries, Inc................................      57,500           588,225
 *Alpha Technologies Group, Inc........................      10,400            25,740
 *Alphanet Solutions, Inc..............................       6,900            13,593
 Alpharma, Inc. Class A................................      47,200           974,680
 *Alpine Group, Inc....................................      22,200            26,640
 *Alteon, Inc..........................................      24,300            62,937
 #*Alterra Healthcare Corp.............................      27,300             2,457
 *Altris Software, Inc.................................       1,202               180
 *Ambassadors Group, Inc...............................      11,700           180,765
 *Ambassadors, Inc.....................................      12,800           117,952
 *AMC Entertainment, Inc...............................      37,300           544,207
 *Amcast Industrial Corp...............................      11,900            45,577
 Amcol International Corp..............................      37,700           216,775
 Amcore Financial, Inc.................................      38,000           874,380
 #*Amedisys, Inc.......................................       1,400            12,635
 *Amerco, Inc..........................................      30,500           490,745
 *America Services Group, Inc..........................       4,600            48,254
 *America West Holdings Corp. Class B..................     233,900           713,395
 *American Aircarriers Support, Inc....................       7,200                 7
 *American Axle & Manufacturing Holdings, Inc..........       7,700           232,540
 American Biltrite, Inc................................       4,500            60,705
                                                            SHARES             VALUE+
                                                            ------             ------
 #American Business Financial Services, Inc............       5,830    $       74,041
 American Capital Strategies, Ltd......................      48,100         1,440,835
 *American Claims Evaluation, Inc......................       1,000             1,800
 #*American Classic Voyages Co.........................      33,500                33
 *American Dental Partners, Inc........................       7,800            71,019
 *American Ecology Corp................................      15,750            58,905
 American Financial Holdings, Inc......................       3,921           113,258
 American Greetings Corp. Class A......................      77,700         1,606,059
 *American Healthways, Inc.............................      19,850           505,778
 American Home Mortgage Holdings, Inc..................      15,600           240,162
 *American Homestar Corp...............................      17,530                61
 *American Indemnity Financial Escrow..................         800               800
 *American Italian Pasta Co............................      28,600         1,402,830
 *American Locker Group, Inc...........................         300             3,772
 *American Management Systems, Inc.....................      52,300         1,095,162
 *American Medical Electronics, Inc. (Escrow-Bonus)....       4,400                 0
 *American Medical Electronics, Inc.
   (Escrow-Earnings)...................................       4,400                 0
 *American Medical Security Group, Inc.................      19,500           372,450
 *American Medical Systems Holdings, Inc...............      47,900         1,101,939
 American National Finincial, Inc......................       3,500            49,910
 *American Pacific Corp................................      10,800           113,724
 *American Physicians Capital, Inc.....................      13,100           218,639
 *American Physicians Services Group, Inc..............       2,200             8,833
 #*American Retirement Corp............................      25,000            76,000
 #*American Science & Engineering, Inc.................       6,500           119,015
 American Shared Hospital Services.....................       5,600            23,520
 *American Software, Inc. Class A......................      29,600           103,156
 American States Water Co..............................      15,900           604,041
 *American Superconductor Corp.........................      26,400           188,892
 *American Technical Ceramics Corp.....................      12,000            79,200
 *American Tower Corp..................................      63,600           241,680
 American Vanguard Corp................................         276             5,451
 *American West Bancorporation.........................       1,936            24,703
 American Woodmark Corp................................      10,400           672,204
 Americana Bancorp, Inc................................       2,712            39,649
 *America's Car-Mart, Inc..............................       6,500            95,420
 #*AMERIGROUP Corp.....................................      15,300           446,071
 *Ameripath, Inc.......................................      38,100         1,125,664
 AmeriServe Financial, Inc.............................      23,200           116,580
 *Ameristar Casinos, Inc...............................      22,300           653,390
 *Ameritrade Holding Corp..............................     135,300           722,502
 Ameron, Inc...........................................       5,100           363,120
 AmerUs Group Co.......................................      26,644           944,530
 #*Ames Department Stores, Inc.........................      28,800             3,888
 Ametek, Inc...........................................      55,800         2,107,008
 *Amistar Corp.........................................       1,600             2,120
 *AML Communications, Inc..............................       9,500             5,510
 Ampco-Pittsburgh Corp.................................      11,900           142,205
 *Ampex Corp. Class A..................................      54,800             6,576
 *Amrep Corp...........................................       8,300            65,570
 *Amresco, Inc.........................................      10,460                42
 *Amsurg Corp..........................................      26,089           828,065
 *Amtech Systems, Inc..................................       1,900            12,112
 *Amtran, Inc..........................................      18,700           208,972
 *Amwest Insurance Group, Inc..........................       3,894                31

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *AMX Corp.............................................      14,400    $       33,840
 *Amylin Pharmaceuticals, Inc..........................      97,900           883,058
 *Anacomp, Inc.........................................           5                59
 *Anadigics, Inc.......................................      39,700           427,767
 Analogic Corp.........................................      16,600           726,001
 Analysts International Corp...........................      37,700           183,410
 *Analytical Surveys, Inc..............................      10,900             3,324
 *Anaren Microwave, Inc................................      29,200           379,746
 Anchor Bancorp Wisconsin, Inc.........................      40,840           927,476
 Andersons, Inc........................................       8,200           102,049
 #*Andrea Electronics Corp.............................       9,200             6,164
 #*Angeion Corp........................................       4,300             1,698
 Angelica Corp.........................................       5,000            85,750
 #*Anicom, Inc.........................................      28,500                28
 *Anika Therapeutics, Inc..............................      12,700            17,335
 *Anixter International, Inc...........................      48,100         1,354,015
 *Ann Taylor Stores Corp...............................      56,700         1,614,816
 *Ansoft Corp..........................................      16,100           129,766
 *AnswerThink Consulting Group, Inc....................      60,900           318,202
 *Ansys, Inc...........................................      25,700           688,888
 *Anthony and Sylvan Pools Corp........................       3,426            25,013
 *Antigenics, Inc......................................      43,006           431,135
 *AP Pharma, Inc.......................................      33,000            77,550
 *APA Optics, Inc......................................      16,300            35,860
 *APAC Teleservices, Inc...............................      88,900           502,729
 *Aphton Corp..........................................      26,100           204,102
 Apogee Enterprises, Inc...............................      40,100           559,796
 Applebees International, Inc..........................      29,450         1,149,433
 *Applica, Inc.........................................      34,400           349,504
 *Applied Extrusion Technologies, Inc..................      18,900           122,850
 *Applied Films Corp...................................      14,300           232,375
 *Applied Graphics Technologies, Inc...................      12,240             6,487
 #*Applied Imaging Corp................................      17,900            47,256
 Applied Industrial Technologies, Inc..................      28,900           570,775
 *Applied Innovation, Inc..............................      25,000           108,250
 *Applied Microsystems Corp............................      10,400             7,124
 *Applied Molecular Evolution, Inc.....................      32,800           198,276
 *Applied Signal Technologies, Inc.....................      13,400           157,517
 #*Applix, Inc.........................................      19,200            33,696
 *Apria Healthcare Group, Inc..........................      59,900         1,417,833
 *Apropos Technology, Inc..............................      12,000            27,300
 Aptargroup, Inc.......................................      33,200         1,241,016
 *Aradigm Corp.........................................      38,400           151,104
 *Arch Capital Group, Ltd..............................      20,500           607,722
 Arch Chemicals, Inc...................................      31,500           732,375
 Arch Coal, Inc........................................      68,100         1,600,350
 Arctic Cat, Inc.......................................      25,100           502,125
 #*Ardent Communications, Inc..........................      19,200             1,152
 *Arena Pharmaceuticals, Inc...........................      35,900           271,942
 Argonaut Group, Inc...................................      31,000           663,245
 *Argonaut Technologoes, Inc...........................      19,300            26,248
 *Argosy Gaming Corp...................................      44,800         1,541,120
 #*ARI Network Services, Inc...........................       8,000             3,820
 *Ariad Pharmaceuticals, Inc...........................      43,000           188,340
 #*Ariba, Inc..........................................     114,400           338,052
 *Ark Restaurants Corp.................................       2,700            19,008
 *Arkansas Best Corp...................................      31,600           778,150
 *Arlington Hospitality, Inc...........................       6,400            19,808
 #*Armor Holdings, Inc.................................      43,200         1,131,840
 #*Armstrong Holdings, Inc.............................      35,700           109,242
 *Arqule, Inc..........................................      25,400           219,075
 *Array BioPharma, Inc.................................      21,800           214,621
                                                            SHARES             VALUE+
                                                            ------             ------
 *Arrhythmia Research Technology, Inc..................       1,800    $        5,445
 *Arris Group, Inc.....................................     106,300           690,418
 Arrow Financial Corp..................................       9,975           295,908
 Arrow International, Inc..............................      31,100         1,426,090
 *Art Technology Group, Inc............................      74,000            98,050
 *Artesyn Technologies, Inc............................      49,600           375,472
 *Arthrocare Corp......................................      30,000           334,650
 #*Artificial Life, Inc................................       1,200               858
 *Artisan Components, Inc..............................      23,000           296,355
 *Artisoft, Inc........................................      24,900            39,093
 *Arts Way Manufacturing Co., Inc......................         200               651
 *Asante Technologies, Inc.............................       7,200             1,620
 ASB Financial Corp....................................       1,000            11,180
 *Ascent Assurance, Inc................................         109               115
 *Ascential Software Corp..............................     229,700           701,733
 *Ashworth, Inc........................................      21,500           193,392
 *Ask Jeeves, Inc......................................       2,500             3,075
 *Aspect Communications Corp...........................      68,200           323,609
 *Aspect Medical Systems, Inc..........................      14,600            72,708
 *Aspen Technology, Inc................................      41,300           462,766
 *Aspeon, Inc..........................................       9,400             1,457
 *Astea International, Inc.............................      18,500            16,557
 *Astec Industries, Inc................................      27,500           465,025
 Astro-Med, Inc........................................       4,500            18,675
 *Astronics Corp.......................................       6,200            56,234
 *Astronics Corp. Class B..............................       2,325            21,913
 #*AstroPower, Inc.....................................      18,700           614,108
 *ASV, Inc.............................................      13,100           155,562
 *Asyst Technologies, Inc..............................      46,400           789,264
 *ATG, Inc.............................................      16,200               729
 *AtheroGenics, Inc....................................      37,600           282,000
 *Athey Products Corp..................................       2,940                73
 Atlanta Sosnoff Capital Corp..........................       7,700            89,512
 *Atlantic American Corp...............................      21,100            54,754
 *Atlantic Coast Airlines, Inc.........................      58,500         1,275,592
 *Atlantic Data Services, Inc..........................      18,700            42,542
 *Atlantic Premium Brands, Ltd.........................       2,000             5,500
 *Atlantis Plastics, Inc...............................       3,300            17,292
 *Atlas Air, Inc.......................................      45,900           393,822
 #*ATMI, Inc...........................................      39,600         1,055,538
 Atmos Energy Corp.....................................      58,700         1,358,318
 *ATP Oil & Gas Corp...................................      17,400            64,728
 *Atrion Corp..........................................       2,700            84,564
 *Atrix Labs, Inc......................................      26,100           650,281
 *ATS Medical, Inc.....................................      35,000            57,925
 *Atwood Oceanics, Inc.................................      22,100           995,826
 *Audiovox Corp. Class A...............................      45,800           358,385
 *August Technology Corp...............................      16,700           204,324
 *Ault, Inc............................................       7,100            34,648
 *Aura Systems, Inc....................................       5,295             1,059
 *Aurora Foods, Inc....................................      93,400           187,734
 *Auspex Systems, Inc..................................      53,800            29,590
 #*Authentidate Holding Corp...........................      21,200           116,176
 #*autobytel.com, Inc..................................      38,700           139,707
 Autodesk, Inc.........................................       5,000            67,400
 *Autoimmune, Inc......................................      19,200            17,184
 *Avalon Holding Corp. Class A.........................       1,550             4,355
 *Avanex Corp..........................................      82,400           212,180
 *Avanir Pharmaceuticals Class A.......................      69,400           152,680
 *Avant Corp...........................................      61,800         1,155,042
 *Avant Immunotherapeutics, Inc........................      72,200            77,254
 *Avatar Holdings, Inc.................................       9,100           237,510

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Avenue A, Inc........................................      29,200    $       87,454
 *Avi Biopharma, Inc...................................      31,600           150,258
 *Aviall, Inc..........................................      27,600           264,132
 *Avici System, Inc....................................       5,900            10,207
 *Avid Technology, Inc.................................      39,600           361,350
 *AVIDYN, Inc..........................................       3,500            10,080
 *Avigen, Inc..........................................      27,100           235,363
 Avista Corp...........................................      62,000           864,900
 *Avocent Corp.........................................      58,300         1,323,993
 #*Avteam, Inc. Class A................................      12,800                45
 *Aware, Inc...........................................      31,000           114,855
 *Axeda Systems, Inc...................................      22,900            54,616
 *Axonyx, Inc..........................................      13,000            40,690
 *AXS-One, Inc.........................................      31,000            23,250
 *Axsys Technologies, Inc..............................       6,400            52,032
 *AXT, Inc.............................................      28,300           277,764
 *Aztar Corp...........................................      62,500         1,292,500
 *AZZ, Inc.............................................       7,200           133,560
 Badger Meter, Inc.....................................       3,300           103,125
 *Badger Paper Mills, Inc..............................       1,000             8,450
 Bairnco Corp..........................................       9,700            51,895
 *Baker (Michael) Corp.................................       7,900           122,292
 *Balanced Care Corp...................................       5,300             1,219
 Balchem Corp..........................................       5,000           115,000
 Baldor Electric Co....................................      47,233         1,145,400
 Baldwin & Lyons, Inc. Class B.........................      14,700           339,496
 *Baldwin Piano & Organ Co.............................       1,900                19
 *Baldwin Technology, Inc. Class A.....................      13,500            20,250
 *Ballantyne Omaha, Inc................................      17,200            15,050
 #*Bally Total Fitness Holding Corp....................      40,600           838,390
 *Baltek Corp..........................................       1,500            13,762
 *Bancinsurance Corp...................................       8,000            41,760
 Bancorp Connecticut, Inc..............................       6,700           187,265
 BancorpSouth, Inc.....................................      16,137           351,787
 Bandag, Inc...........................................      14,500           464,000
 Bandag, Inc. Class A..................................      12,300           345,630
 Bank of Granite Corp..................................      14,800           324,046
 Bank of The Ozarks....................................       3,800           167,523
 *Bank United Financial Corp. Class A..................      30,700           547,227
 BankAtlantic Bancorp, Inc. Class A....................      11,285           125,828
 *Bankrate, Inc........................................       7,000             9,275
 Banner Corp...........................................      17,160           375,718
 Banta Corp............................................      35,900         1,231,370
 Barnes Group, Inc.....................................      25,700           596,240
 *barnesandnoble.com, inc..............................      18,225            23,510
 Barnwell Industries, Inc..............................         400             8,160
 *Barra, Inc...........................................      25,300         1,125,723
 *Barrett Business Services, Inc.......................      10,000            36,300
 *Barry (R.G.) Corp....................................      12,000            69,000
 *Base Ten Systems, Inc................................       1,720               146
 Bassett Furniture Industries, Inc.....................      16,600           310,420
 Bay State Bancorp, Inc................................       1,400            69,720
 *Bay View Capital Corp................................      79,400           539,126
 *Baycorp Holdings, Ltd................................      13,200           159,060
 *Bayou Steel Corp. Class A............................      13,500             8,100
 #*BCT International, Inc..............................       2,700             2,430
 *Be Aerospace, Inc....................................      42,600           554,013
 *Beazer Homes USA, Inc................................      17,353         1,357,352
 *Bebe Stores, Inc.....................................      40,400           750,026
 *BEI Electronics, Inc.................................      11,800            80,417
 BEI Technologies, Inc.................................      22,400           370,160
 *Bel Fuse, Inc. Class A...............................       3,300            81,576
                                                            SHARES             VALUE+
                                                            ------             ------
 Bel Fuse, Inc. Class B................................       5,250    $      141,015
 Belden, Inc...........................................      36,500           795,700
 *Bell Industries, Inc.................................      11,900            22,967
 *Bell Microproducts, Inc..............................      24,100           248,953
 *Benchmark Electronics, Inc...........................      29,400           882,000
 *Benihana, Inc........................................       1,000            20,300
 *Bentley Pharmaceuticals, Inc.........................      20,460           241,019
 Berkley (W.R.) Corp...................................       7,600           448,172
 Berry Petroleum Corp. Class A.........................      33,800           584,740
 #*Bethlehem Steel Corp................................      92,100            36,840
 *Beverly Enterprises..................................     140,100         1,094,181
 *Beyond.com Corp......................................       3,140               141
 BHA Group Holdings, Inc. Class A......................       8,400           147,966
 *Big 4 Ranch, Inc.....................................       3,200                 0
 *Big City Radio, Inc..................................       6,400             7,616
 *Big Dog Holdings, Inc................................       1,500             5,092
 Big Lots, Inc.........................................      40,500           724,950
 *billserv.com, Inc....................................       2,200             3,025
 *BindView Development Corp............................      68,700            98,584
 *Bio Technology General Corp..........................      84,000           422,940
 *Bioanalytical Systems, Inc...........................       4,900            26,362
 *Biocryst Pharmaceuticals, Inc........................      24,200            73,568
 *Bio-Logic Systems Corp...............................       5,200            23,660
 *BioMarin Pharmaceutical, Inc.........................      68,000           396,100
 #*Bionova Holdings Corp...............................       5,970             3,343
 *Bionx Implants, Inc..................................      13,900            75,060
 *Bio-Plexus, Inc......................................         270               571
 *Bio-Rad Laboratories, Inc. Class A...................      33,200         1,469,432
 *BioReliance Corp.....................................       9,900           272,299
 *Biosepra, Inc........................................      16,500            95,865
 *Biosite Diagnostics, Inc.............................      23,100           691,267
 *Biosource International, Inc.........................      13,500            82,687
 *Biospecifics Technologies Corp.......................       5,800            12,064
 *BioTransplant, Inc...................................      25,600            81,664
 *Birmingham Steel Corp................................       7,300             2,847
 *Bitstream, Inc.......................................      12,800            49,344
 *Black Box Corp.......................................      22,700         1,150,322
 Black Hills Corp......................................      34,700         1,228,727
 Blair Corp............................................      12,000           275,160
 *Blonder Tongue Laboratories, Inc.....................       9,800            28,518
 *Blount International, Inc............................      24,000            90,480
 #*Blue Rhino Corp.....................................      15,400           189,112
 *Bluegreen Corp.......................................      31,965           123,705
 Blyth, Inc............................................      52,800         1,472,064
 BMC Industries, Inc...................................      43,800            54,750
 *BNS Co. Class A......................................       4,120             9,641
 Bob Evans Farms, Inc..................................      53,400         1,634,841
 *Boca Resorts, Inc....................................      58,900           760,988
 #*Bogen Communications International, Inc.............      12,500            39,187
 *Bolder Technologies Corp.............................      20,400                30
 *Bolt Technology Corp.................................       7,000            31,850
 *Bombay Co., Inc......................................      47,200           235,528
 *Bone Care International, Inc.........................      18,350           169,279
 *Bontex, Inc..........................................         200               143
 *Bon-Ton Stores, Inc..................................      15,600            65,520
 *Books-a-Million, Inc.................................      25,000            99,250
 Borg-Warner, Inc......................................      16,300         1,049,720
 *Borland Software Corp................................      88,000           845,680
 *Boron, Lepore and Associates, Inc....................      18,900           301,171
 Boston Acoustics, Inc.................................       7,400            99,530
 *Boston Beer Company, Inc. Class A....................      21,200           349,588

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Boston Biomedical, Inc...............................       8,200    $       38,540
 *Boston Communications Group, Inc.....................      26,800           235,840
 Boston Private Financial Holdings, Inc................      29,000           768,355
 Bostonfed Bancorp, Inc................................       6,900           210,450
 *Bottomline Technologies, Inc.........................      19,800           146,619
 *Boundless Corp.......................................       2,500             1,625
 Bowne & Co., Inc......................................      62,600           904,570
 *Boyd Gaming Corp.....................................     108,000         1,577,880
 *Boyds Collection, Ltd................................      98,900           776,365
 #*Bradlees, Inc.......................................       8,800                13
 *Bradley Pharmaceuticals, Inc. Class A................      10,000           129,600
 Brady (W.H.) Co. Class A..............................      27,000           972,000
 *Brass Eagle, Inc.....................................       9,300            56,265
 *Braun Consulting, Inc................................      26,800           134,402
 #*Breed Technologies, Inc.............................      36,800               957
 Bridgford Foods Corp..................................      14,100           213,262
 Briggs & Stratton Corp................................      28,100         1,152,662
 *Brigham Exploration Co...............................      22,900           116,217
 *Bright Horizons Family Solutions, Inc................       6,600           194,832
 *Brightpoint, Inc.....................................      41,700            14,803
 *BrightStar Information Technology Group, Inc.........      13,600             1,258
 *Brilliant Digital Entertainment, Inc.................      21,400             8,988
 *Brio Technology, Inc.................................      40,900            57,055
 #*Britesmile, Inc.....................................      47,100           186,045
 *Broadview Media, Inc.................................         200                60
 #*Broadvision, Inc....................................     103,800            84,597
 Brookline Bancorp, Inc................................      38,800           977,954
 *Brooks-PRI Automation Inc............................      42,004         1,266,631
 *Brookstone, Inc......................................      12,500           212,000
 *Brooktrout, Inc......................................      18,300            98,728
 *Brown (Tom), Inc.....................................      49,000         1,335,740
 Brown Shoe Company, Inc...............................      27,300           655,200
 *Bruker Daltonics, Inc................................      71,400           519,792
 Brush Engineered Materials, Inc.......................      24,000           313,200
 Bryn Mawr Bank Corp...................................         800            32,792
 BSB Bancorp, Inc......................................      13,100           392,083
 *BSQUARE Corp.........................................      20,000            46,700
 *BTU International, Inc...............................      11,000            51,095
 *Buca, Inc............................................      21,200           377,042
 *Buckeye Technology, Inc..............................      50,100           520,539
 *Buckhead America Corp................................         900               153
 *Buckle, Inc..........................................      33,900           781,395
 *Building Materials Holding Corp......................      16,500           252,367
 *Bull Run Corp........................................      48,300            44,194
 Burlington Coat Factory Warehouse Corp................      64,680         1,481,172
 Bush Industries, Inc. Class A.........................      14,200           143,562
 *Butler International, Inc............................      12,300            29,274
 Butler Manufacturing Co...............................       7,600           193,496
 *BWAY Corp............................................      14,800           230,880
 C & D Technologies, Inc...............................      33,900           735,969
 *Cable Design Techologies Corp........................      64,387           746,889
 #*Cabot Microelectronics Corp.........................      12,900           630,100
 Cabot Oil & Gas Corp. Class A.........................      44,800         1,028,160
 *Cache, Inc...........................................      13,600           230,928
 *CacheFlow, Inc.......................................      12,400             7,564
 *Caci International, Inc. Class A.....................      36,100         1,217,111
 *Cadiz, Inc...........................................      56,500           500,590
 Cadmus Communications Corp............................      11,700           152,158
                                                            SHARES             VALUE+
                                                            ------             ------
 *Cagle's, Inc. Class A................................       2,000    $       20,250
 #*Cal Dive International, Inc.........................      41,500         1,005,752
 Calgon Carbon Corp....................................      61,300           517,985
 *Caliber Learning Network, Inc........................      13,600                20
 *Calico Commerce, Inc.................................       5,121             1,562
 *California Amplifier, Inc............................      21,200           129,850
 *California Coastal Communities, Inc..................      10,600            51,516
 California First National Bancorp.....................      15,600           225,030
 *California Micro Devices Corp........................      17,800            96,387
 *California Pizza Kitchen, Inc........................      23,100           531,184
 California Water Service Group........................      19,400           463,660
 *Caliper Technologies Corp............................      28,900           211,692
 #Callaway Golf Co.....................................      38,000           637,260
 *Callon Petroleum Corp................................      17,800            89,890
 *Calloways Nursery, Inc...............................       1,200             1,296
 Cal-Maine Foods, Inc..................................      12,400            44,020
 *Calton, Inc..........................................       7,180             2,154
 *CAM Commerce Solutions, Inc..........................       4,700            19,270
 Cambrex Corp..........................................      31,100         1,357,826
 *Cambridge Heart, Inc.................................      23,400            33,930
 Camco Financial Corp..................................       6,316            90,792
 *Caminus Corp.........................................      25,200           225,288
 *Candela Laser Corp...................................      22,700           132,454
 *Candies, Inc.........................................      19,232            89,813
 *Candlewood Hotel Co., Inc............................       1,500             2,527
 *Cannon Express, Inc. Class A.........................         900               765
 *Cannondale Corp......................................      12,000            37,080
 *Cantel Medical Corp..................................      11,940           232,830
 *Canterbury Information Technology, Inc...............      11,200            10,248
 *Capital Corp. of the West............................       4,520            96,638
 *Capital Crossing Bank................................       9,300           222,967
 *Capital Pacific Holdings, Inc........................      12,300            52,275
 *Capital Senior Living Corp...........................      27,600            93,564
 Capital Southwest Corp................................         300            23,281
 Capitol Bancorp, Ltd..................................       8,564           202,924
 *Caprius, Inc.........................................         548                49
 *Capstone Turbine Corp................................      66,100           160,623
 *Captaris, Inc........................................      46,300           134,038
 Caraustar Industries, Inc.............................      37,800           491,211
 *Carbide/Graphite Group, Inc..........................      11,300                 1
 Carbo Ceramics, Inc...................................      20,900           721,050
 *Cardiac Sciences, Inc................................      81,800           265,441
 #*Cardima, Inc........................................      21,200            31,376
 *CardioDynamics International Corp....................      57,300           192,241
 *CardioGenesis Corp...................................      42,000            40,320
 *Cardiotech International, Inc........................       9,200            11,776
 *Carecentric, Inc.....................................       2,035             1,099
 *Career Blazers, Inc. Trust Units.....................         800                 0
 #*CareerEngine Network, Inc...........................       7,000             1,470
 Carlisle Companies, Inc...............................      37,000         1,374,920
 *Carlyle Industries, Inc..............................       2,458               848
 Carpenter Technology Corp.............................      34,100           997,425
 *Carreker Corp........................................      29,700           289,872
 *Carriage Services, Inc. Class A......................      19,800            85,734
 *Carrier Access Corp..................................      32,100            85,867
 *Carrington Laboratories, Inc.........................      12,300            20,295
 *Carrizo Oil & Gas, Inc...............................      18,300            86,467
 *Cascade Corp.........................................      16,000           224,000
 Cascade Natural Gas Corp..............................      17,700           412,233
 *Casella Waste Systems, Inc. Class A..................      37,169           429,116
 Casey's General Stores, Inc...........................      74,300           886,027

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cash America International, Inc.......................      37,200    $      310,620
 Castle (A.M.) & Co....................................      20,937           219,210
 *Castle Dental Centers, Inc...........................       5,500               550
 Castle Energy Corp....................................       7,300            46,026
 *Casual Male Corp.....................................      16,700                17
 Catalina Lighting, Inc................................       1,760             9,953
 *Catalyst International, Inc..........................      13,000            32,435
 *Catalytica Energy Systems, Inc.......................      12,891            48,792
 *Catapult Communications Corp.........................      17,000           319,855
 Cathay Bancorp, Inc...................................      14,800           630,332
 Cato Corp. Class A....................................      31,100           843,276
 *Cavalier Homes, Inc..................................      22,960            78,982
 CBRL Group, Inc.......................................       9,600           319,296
 *CCA Industries, Inc..................................       4,300             7,267
 CCBT Financial Companies, Inc.........................      11,100           284,770
 *CCC Information Services Group, Inc..................      36,600           433,344
 *C-COR.Net Corp.......................................      43,600           381,718
 *CD Warehouse, Inc....................................       3,300               643
 *CD&L, Inc............................................       5,200             2,652
 *CDI Corp.............................................      32,900           920,542
 *Cec Entertainment Inc................................      10,800           512,892
 *Celadon Group, Inc...................................      12,500           140,562
 *Celebrity, Inc.......................................       1,300               390
 *Celeritek, Inc.......................................      18,700           156,893
 *Cell Genesys, Inc....................................      45,052           628,475
 #*Cell Pathways, Inc..................................       4,829             9,417
 *Cell Therapeutics, Inc...............................      50,800           362,966
 *Cellegy Pharmaceuticals, Inc.........................      23,700            53,917
 #*CellStar Corp.......................................      15,620            63,027
 *Cellular Technical Services..........................       3,100             5,735
 Centennial Bancorp....................................      36,231           269,921
 *Centennial Cellular Corp.............................      35,000           108,675
 #*CenterSpan Communication Corp.......................      12,100            66,429
 Centex Construction Products, Inc.....................      27,100         1,131,967
 *Centillium Communications, Inc.......................      45,000           321,975
 Central Bancorp, Inc..................................       2,400            73,800
 #*Central European Distribution Corp..................       5,200            80,626
 *Central Garden & Pet Co..............................      30,500           447,740
 Central Parking Corp..................................      45,600         1,121,760
 Central Vermont Public Service Corp...................      18,300           312,747
 Century Aluminum Co...................................      28,500           462,840
 Century Bancorp Income Class A........................       1,000            26,055
 *Century Business Services, Inc.......................     117,400           405,617
 *Cepheid, Inc.........................................      34,700           178,011
 *Ceradyne, Inc........................................      13,200           104,544
 Cerberonics, Inc. Class A.............................         200               735
 *Ceres Group, Inc.....................................      42,400           183,380
 #*Cerus Corp..........................................      18,900           816,669
 CFS Bancorp, Inc......................................      19,000           266,950
 *CGI Group, Inc.......................................      57,880           311,394
 CH Energy Group, Inc..................................      24,500         1,215,445
 *Chad Therapeutics....................................      10,000            31,000
 *Champion Enterprises, Inc............................      83,300           668,066
 Champion Industries, Inc..............................      13,174            38,600
 *Championship Auto Racing Teams, Inc..................      21,200           195,888
 *Champps Entertainment, Inc...........................      18,000           244,170
 *Channell Commercial Corp.............................       6,600            43,230
 *Charles and Colvard, Ltd.............................      16,000            73,120
 *Charles River Associates, Inc........................      12,200           175,802
 *Charles River Laboratories International, Inc........      25,000           918,750
                                                            SHARES             VALUE+
                                                            ------             ------
 *Charlotte Russe Holding, Inc.........................      21,700    $      503,006
 *Charming Shoppes, Inc................................     143,900         1,115,944
 *Chart House Enterprises, Inc.........................       2,216             8,310
 *Chart Industries, Inc................................      33,625            89,442
 Chase Corp............................................       4,100            45,879
 *Chase Industries, Inc................................      11,800           149,860
 *Chattem, Inc.........................................      14,200           408,321
 *Chaus (Bernard), Inc.................................      11,100             5,050
 *Checkers Drive-In Restaurant, Inc....................      14,234           174,295
 #*CheckFree Corp......................................      40,300           854,964
 *Checkpoint System, Inc...............................      42,300           555,822
 *Cheesecake Factory, Inc..............................      14,137           539,821
 Chemed Corp...........................................      13,500           495,450
 Chemfirst, Inc........................................      24,500           683,550
 Chemical Financial Corp...............................      28,635           921,904
 *Cherokee, Inc........................................      11,900           263,763
 Chesapeake Corp.......................................      26,500           737,230
 *Chesapeake Energy Corp...............................     213,770         1,607,550
 Chesapeake Utilities Corp.............................       8,200           172,200
 Chester Valley Bancorp................................         522             8,235
 Chicago Rivet & Machine Co............................         200             5,320
 *Chicos Fas, Inc......................................      53,225         2,036,921
 #*Children's Place Retail Stores, Inc.................      43,000         1,207,655
 *Childtime Learning Centers, Inc......................       6,500            19,695
 *Chiles Offshore, Inc.................................      12,000           323,400
 *ChipPAC, Inc.........................................      93,200           811,772
 *Chiquita Brands International, Inc...................         396             6,819
 Chittenden Corp.......................................      38,573         1,160,662
 *Choice Hotels International, Inc.....................      51,700         1,190,651
 *Cholestech Corp......................................      19,200           351,744
 *Chordiant Software, Inc..............................      60,800           187,264
 *Christopher & Banks Corp.............................      36,675         1,460,949
 *ChromaVision Medical Systems, Inc....................      30,800            58,520
 *Chromcraft Revington, Inc............................      12,600           194,922
 *Chronimed, Inc.......................................      19,400           111,938
 Church & Dwight Co., Inc..............................      50,800         1,766,316
 Churchill Downs, Inc..................................      15,800           552,210
 #*Chyron Corp.........................................      42,600            26,412
 *Ciber, Inc...........................................      79,112           608,371
 *Cima Laboratories, Inc...............................      19,100           541,580
 *Ciphergen Biosystems, Inc............................      21,800           103,659
 *Ciprico, Inc.........................................       6,400            34,048
 CIRCOR International, Inc.............................      15,350           337,853
 #*Circuit City Stores, Inc. (Carmax Group)............      41,100         1,087,917
 *Circuit Systems, Inc.................................       1,600                12
 *Cirrus Logic, Inc....................................     104,800         1,083,108
 Citizens Banking Corp.................................      16,200           532,737
 *Citizens, Inc. Class A...............................      36,921           332,293
 *City Holding Co......................................      23,686           439,494
 City National Corp....................................         211            11,449
 *CKE Restaurants, Inc.................................      71,200           712,000
 Claire's Stores, Inc..................................      76,600         1,543,490
 Clarcor, Inc..........................................      39,300         1,208,475
 *Clare, Inc...........................................      14,700            58,873
 *Clark (Dick) Productions, Inc........................       3,880            56,233
 *Clark/Bardes Holdings, Inc...........................      21,000           506,940
 *Clarus Corp..........................................      19,900           119,300
 Classic Vacation Group, Inc...........................      16,300             1,630
 *Clean Harbors, Inc...................................      15,400           120,428
 *Clearone Communications, Inc.........................      12,200           223,199
 Cleco Corp............................................      54,100         1,252,956

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cleveland Cliffs, Inc.................................      16,800    $      480,312
 *click2learn.com, Inc.................................      30,900            88,837
 *ClickAction, Inc.....................................       9,200             6,578
 *Closure Medical Corp.................................      21,500           333,680
 CNA Surety Corp.......................................      52,400           792,288
 *Cnbt Bancshares, Inc., Escrow Share..................       6,400             1,280
 *CNET Networks, Inc...................................     137,600           427,248
 CNF Transportation, Inc...............................       5,500           198,055
 *CNS, Inc.............................................      23,100           135,481
 Coachmen Industries, Inc..............................      22,500           387,000
 *Coast Dental Services, Inc...........................       2,766            14,508
 *Coast Distribution System............................       4,000            12,000
 Coastal Bancorp, Inc..................................       8,200           265,844
 *Coastcast Corp.......................................      12,300            30,750
 *Cobalt Corp..........................................      25,400           521,970
 CoBiz, Inc............................................       8,550           139,621
 *Cobra Electronic Corp................................       6,100            51,331
 Coca-Cola Bottling Co. Consolidated...................       9,000           447,435
 #*Coeur d'Alene Mines Corp............................      36,300            67,155
 *Cogent Communications Group, Inc.....................       1,013             2,634
 *Cognex Corp..........................................      54,300         1,243,198
 *Cognitronics Corp....................................       4,250            12,750
 *Cognizant Technology Solutions Corp..................       8,600           420,153
 *Coherent, Inc........................................      37,300         1,122,357
 *Cohesion Technologies, Inc...........................      13,600            32,028
 Cohu, Inc.............................................      32,400           793,638
 *Coinstar, Inc........................................      27,200           776,696
 *Cold Metal Products, Inc.............................       3,500             1,400
 *Coldwater Creek, Inc.................................      16,600           325,526
 *Cole (Kenneth) Productions, Inc. Class A.............      14,450           381,769
 *Cole National Corp. Class A..........................      21,700           403,620
 *Collagenex Pharmaceuticals, Inc......................      13,200           119,460
 #*Collateral Therapeutics, Inc........................      17,300           190,992
 #*Collins & Aikman Corp...............................      57,360           986,592
 Collins Industries, Inc...............................      11,200            56,000
 *Colorado Medtech, Inc................................      19,600            62,622
 *Columbia Banking System, Inc.........................      21,623           248,124
 *Columbia Laboratories, Inc...........................      43,600           230,644
 *Columbia Sportswear Co...............................      45,450         1,613,929
 Columbus McKinnon Corp................................      20,800           203,736
 *Com21, Inc...........................................      25,800            19,995
 *Comarco, Inc.........................................       7,000            54,425
 *Comdial Corp.........................................      11,400             4,275
 *Comforce Corp........................................      13,877            16,652
 *Comfort Systems USA, Inc.............................      56,200           264,140
 Commerce Group, Inc...................................      29,400         1,156,596
 *Commerce One, Inc....................................     145,200           107,448
 Commercial Bancshares, Inc............................       2,586            73,378
 Commercial Federal Corp...............................      60,300         1,736,640
 Commercial Metals Co..................................      21,800         1,000,620
 #Commercial National Financial Corp...................       3,200            66,720
 Commonwealth Bancorp, Inc.............................      14,500           408,392
 Commonwealth Industries, Inc..........................      21,600           155,844
 *Commscope, Inc.......................................      80,200         1,136,434
 Communications Systems, Inc...........................      14,100           119,215
 Community Bank System, Inc............................      15,500           482,050
 #Community Bankshares, Inc............................         210             3,570
 Community Financial Group, Inc........................       2,300            55,844
 Community First Bankshares, Inc.......................      49,800         1,355,307
 Community Trust Bancorp, Inc..........................      16,948           425,141
                                                            SHARES             VALUE+
                                                            ------             ------
 *Community West Bancshares............................       5,500    $       27,225
 *Competitive Technologies, Inc........................       8,800            23,012
 *Compucom Systems, Inc................................      62,200           247,556
 *CompuCredit Corp.....................................      54,800           380,860
 *Compudyne Corp.......................................       7,900           122,015
 *Computer Access Technology Corp......................      26,200            91,045
 *Computer Horizons Corp...............................      57,600           250,272
 *Computer Learning Centers, Inc.......................      20,358                35
 *Computer Motion, Inc.................................      20,200            29,290
 *Computer Network Technology Corp.....................      39,000           328,185
 *Computer Task Group, Inc.............................      33,400           153,640
 *Computrac, Inc.......................................       6,200             2,263
 CompX International, Inc..............................       7,900            97,960
 *Comshare, Inc........................................      15,400            40,348
 *Comstock Resources, Inc..............................      39,100           322,966
 *Comtech Telecommunications Corp......................      11,600           114,550
 #*Concepts Direct, Inc................................         700             1,207
 *Conceptus, Inc.......................................      21,100           391,299
 *Concero, Inc.........................................      16,500             5,692
 *Concerto Software, Inc...............................      21,400           172,377
 *Concord Camera Corp..................................      38,700           267,804
 *Concord Communications, Inc..........................      24,900           374,869
 *Concur Technologies, Inc.............................      32,300            99,807
 *Concurrent Computer Corp.............................      80,000           507,600
 *Conductus, Inc.......................................      10,000            19,950
 #*Cone Mills Corp.....................................      39,900           139,650
 *Congoleum Corp. Class A..............................       5,500            15,400
 *Conmed Corp..........................................      37,912           904,012
 Connecticut Bancshares, Inc...........................       1,300            43,023
 Connecticut Water Services, Inc.......................       9,300           236,499
 *Connitics Corp.......................................      38,300           500,198
 *Conrad Industries, Inc...............................       8,300            39,840
 #*Conseco, Inc........................................     133,700           373,023
 *Consolidated Freightways Corp........................      34,300           108,559
 *Consolidated Graphics, Inc...........................      18,700           375,870
 Consolidated Tokoma Land Co...........................       6,400           131,520
 *Continental Materials Corp...........................         200             5,420
 *Convera Corp.........................................      38,500           146,492
 *Convergent Communications, Inc.......................       2,100                 6
 #*Cooker Restaurant Corp..............................       6,600               627
 Cooper Companies, Inc.................................      20,900         1,045,209
 Cooper Tire & Rubber Co...............................      59,200         1,352,128
 Cooperative Bankshares, Inc...........................       1,400            22,057
 *CoorsTek, Inc........................................      12,500           420,812
 *Copper Mountain Networks, Inc........................      31,200            26,364
 *Core Materials Corp..................................       7,700            16,940
 *Corel Corp...........................................           1                 1
 *Corillian Corp.......................................      42,400            83,528
 *Corinthian Colleges, Inc.............................       4,000           109,660
 *Corixa Corp..........................................      56,482           371,369
 Corn Products International, Inc......................      44,900         1,522,110
 *Cornell Companies, Inc...............................      15,200           167,200
 *Corporate Executive Board Co.........................      38,000         1,333,040
 *Correctional Services Corp...........................      14,812            33,327
 *Corrections Corporation of America...................      35,000           567,700
 *Corrpro Companies, Inc...............................       7,875             9,450
 Corus Bankshares, Inc.................................      20,900         1,040,193
 *Corvas International, Inc............................      35,700            91,213
 *Corvel Corp..........................................      15,600           536,406
 *Cost Plus, Inc.......................................      33,875         1,086,032
 *CoStar Group, Inc....................................      24,600           522,012
 *Cost-U-Less, Inc.....................................       3,000             5,685

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Cotton States Life Insurance Co.......................       6,330    $       62,635
 Courier Corp..........................................       2,850           124,117
 *Covance, Inc.........................................      78,200         1,427,150
 *Covansys Corp........................................      41,600           292,656
 *Covenant Transport, Inc. Class A.....................      15,500           245,365
 *Coventry Health Care, Inc............................      57,000         1,769,850
 Covest Bancshares, Inc................................       2,425            53,714
 *Covista Communications, Inc..........................       3,000            12,240
 CPAC, Inc.............................................       6,120            43,085
 CPB, Inc..............................................      12,000           512,160
 #*C-Phone Corp........................................      11,700               158
 *CPI Aerostructures, Inc..............................          66               426
 CPI Corp..............................................      10,500           188,370
 Craftmade International, Inc..........................       9,900           137,857
 Crawford & Co. Class A................................      22,300           200,700
 Crawford & Co. Class B................................      37,700           426,010
 #*Cray, Inc...........................................      56,400           218,268
 *Credence Systems Corp................................      72,570         1,375,564
 *Credit Acceptance Corp...............................      57,400           779,205
 #*Cree Research, Inc..................................      90,800         1,045,562
 *Crescent Operating, Inc..............................       9,100             3,458
 *Crestline Capital Corp...............................      15,500           526,225
 *Critical Path, Inc...................................      37,400            45,815
 *Criticare Systems, Inc...............................      13,700            76,103
 Crompton Corp.........................................     113,100         1,280,292
 *Cross (A.T.) Co. Class A.............................      22,100           165,750
 #*Cross Media Marketing Corp..........................       1,077            12,913
 *Crossroads Systems, Inc..............................      34,000            53,890
 *Crosswalk.com, Inc...................................       9,600             6,384
 *Crown Castle International Corp......................      42,300           190,350
 #*Crown Cork & Seal Co., Inc..........................     131,800         1,093,940
 *Crown Crafts, Inc....................................      11,100             8,158
 *Crown Media Holdings, Inc............................      61,500           612,847
 *Crown-Andersen, Inc..................................       1,000             6,175
 *Crusader Holdings Corp...............................           3                 0
 *Cryolife, Inc........................................      27,200           788,256
 *CSK Auto Corp........................................      52,000           831,480
 *CSP, Inc.............................................       4,600            15,479
 *CSS Industries, Inc..................................      11,600           427,112
 CT Communications, Inc................................      22,600           332,333
 *CTB International Corp...............................      11,800           199,007
 #*CTC Communications Group, Inc.......................      42,050            75,480
 CTS Corp..............................................      43,000           683,700
 Cubic Corp............................................      38,100         1,029,081
 *Cubist Pharmaceuticals, Inc..........................      37,000           536,685
 *Culp, Inc............................................      12,800           163,072
 *Cumulus Media, Inc. Class A..........................      31,100           669,427
 *CUNO, Inc............................................      26,100           901,885
 *CuraGen Corp.........................................      60,800           487,312
 *Curative Health Services, Inc........................      14,400           200,592
 *Curis, Inc...........................................      32,250            41,764
 *Curon Medical, Inc...................................      10,000            35,300
 Curtiss-Wright Corp...................................      13,000           925,600
 *Cutter & Buck, Inc...................................      14,550           101,923
 *CV Therapeutics, Inc.................................      32,200           614,698
 CVB Financial Corp....................................      48,112         1,058,945
 *CVF Technologies Corp................................       8,600             2,150
 *Cyanotech Corp.......................................      10,900             9,428
 *Cyberonics, Inc......................................      29,700           454,113
 *Cyberoptics Corp.....................................       9,900           112,860
 *Cybersource Corp.....................................      52,000           120,900
 *Cybex International, Inc.............................       8,700            17,400
                                                            SHARES             VALUE+
                                                            ------             ------
 *Cygnus, Inc..........................................      52,200    $      128,151
 *Cylink Corp..........................................      42,600            34,506
 *Cymer, Inc...........................................      32,500         1,406,112
 *Cysive, Inc..........................................      37,600            89,676
 *Cytec Industries, Inc................................      51,600         1,599,084
 *Cytogen Corp.........................................      95,200           110,908
 *Cytrx Corp...........................................       1,700             1,436
 D & K Healthcare Resources, Inc.......................      18,700           623,645
 *D A Consulting Group, Inc............................       6,700             5,494
 *Daily Journal Corp...................................         200             5,325
 *Dairy Mart Convenience Stores, Inc...................       4,800               744
 *Daisytek International Corp..........................      27,700           393,755
 *Daktronics, Inc......................................      23,000           211,025
 *Dan River, Inc. Class A..............................      29,700           119,988
 *Danielson Holding Corp...............................      27,700           174,510
 *Daou Systems, Inc....................................      23,000            24,725
 *Data I/O Corp........................................      11,300            13,503
 #*Data Race, Inc......................................      36,700             1,578
 *Data Systems & Software, Inc.........................      12,000            44,220
 *Datakey, Inc.........................................       1,000             2,880
 *Datalink Corp........................................      12,300            65,190
 *Datamarine International, Inc........................         200                17
 *Dataram Corp.........................................      11,100            64,491
 Datascope Corp........................................      21,700           630,710
 *Datastream Systems, Inc..............................      32,100           210,094
 *Datatec Systems, Inc.................................       8,600             7,439
 *DataTRAK International, Inc..........................       5,600            16,492
 *Datawatch Corp.......................................       2,066             4,907
 *Datum, Inc...........................................       9,500           123,167
 *Dave and Busters, Inc................................      18,100           219,553
 *Daw Technologies, Inc................................       3,575             1,519
 *Dawson Geophysical Co................................       5,400            41,040
 *Daxor Corp...........................................       6,100           110,715
 *DDi Corp.............................................      56,000           155,960
 Deb Shops, Inc........................................      17,900           593,295
 *Deckers Outdoor Corp.................................      11,800            54,339
 *Decora Industries, Inc...............................       5,500               247
 Decorator Industries, Inc.............................       2,762            16,489
 *Del Global Technologies Corp.........................       8,500            33,320
 *Del Laboratories, Inc................................      18,123           452,169
 *Del Monte Foods Co...................................      75,600           767,340
 *dELiA*s Corp. Class A................................      32,645           196,523
 *Delphax Technologies, Inc............................       8,000            32,240
 Delphi Financial Group, Inc. Class A..................      20,900           877,800
 Delta and Pine Land Co................................      50,000           967,500
 Delta Apparel, Inc....................................       2,620            72,312
 *Delta Financial Corp.................................      19,600            29,008
 Delta Natural Gas Co., Inc............................       3,100            67,828
 *Delta Woodside Industries, Inc.......................       6,550            15,392
 *Deltagen, Inc........................................      22,000            96,690
 *Deltek Systems, Inc..................................      23,600           168,858
 Deltic Timber Corp....................................      19,700           631,385
 *Denali, Inc..........................................       4,300               365
 *Denbury Resources, Inc...............................      59,700           554,016
 *Dendreon Corp........................................      31,300            92,648
 *Dendrite International, Inc..........................      45,500           540,312
 *Department 56, Inc...................................      22,900           412,200
 *DepoMed, Inc.........................................      13,600            57,800
 *Designs, Inc.........................................      17,400           123,366
 *Detrex Corp..........................................         500             3,175
 *Devcon International Corp............................       4,000            27,340
 Dewolfe Companies, Inc................................         300             3,735

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Diacrin, Inc.........................................      23,300    $       39,493
 Diagnostic Products Corp..............................      37,600         1,893,160
 *Diametrics Medical, Inc..............................      38,400           162,240
 *DiamondCluster International, Inc....................      26,900           214,931
 *Dianon Systems, Inc..................................      14,733           951,310
 #*Dice, Inc...........................................      13,500            39,757
 *Diedrich Coffee, Inc.................................       4,025            13,645
 *Digene Corp..........................................      25,600           593,536
 *Digex, Inc...........................................      12,700             9,334
 *Digi International, Inc..............................      26,833           121,553
 *Digimarc Corp........................................      22,000           281,820
 *Digital Angel Corp...................................       3,800            14,250
 *Digital Courier Technologies, Inc....................       7,200               155
 *Digital Generation Systems, Inc......................      49,400            49,153
 *Digital Impact, Inc..................................      10,800            22,302
 *Digital Insight Corp.................................      41,600           593,840
 *Digital Lightwave, Inc...............................      39,200           123,284
 *Digital Power Corp...................................       1,000               725
 *Digital River, Inc...................................      35,000           225,225
 *DigitalThink Inc.....................................      40,400            63,024
 *Digitas, Inc.........................................      45,000           183,600
 Dime Community Bancorp, Inc...........................      37,800           911,925
 Dimon, Inc............................................      58,000           412,960
 *Diodes, Inc..........................................      14,700           125,758
 *Dionex Corp..........................................      29,600           757,908
 *Directrix, Inc.......................................         813                41
 *Discovery Partners International.....................      30,400           181,032
 *Dispatch Management Services Corp....................       4,300                17
 *Display Technologies, Inc............................      11,330                74
 *Ditech Communications Corp...........................      40,500           121,297
 *Diversa Corp.........................................      30,900           346,234
 *Diversified Corporate Resources, Inc.................       2,200             1,254
 *divine, Inc. Class A.................................          17                89
 *Dixie Group, Inc.....................................      16,500           110,797
 *Dixon Ticonderoga Co.................................       1,900             2,945
 *DMC Stratex Networks, Inc............................     112,500           393,750
 *Dobson Communications Corp...........................      55,600           132,606
 *Docent, Inc..........................................      32,200            62,146
 *DocuCorp International, Inc..........................      21,000           211,050
 *Document Sciences Corp...............................      14,200            32,873
 *Documentum, Inc......................................      49,800           647,649
 *Dollar Thrifty Automotive Group, Inc.................      33,800           785,512
 *Dominion Homes, Inc..................................       5,800           134,270
 Donegal Group, Inc. Class A...........................       7,466            85,075
 Donegal Group, Inc. Class B...........................       3,733            40,204
 Donnelly Corp. Class A................................       7,300           143,664
 *Dorsey Trailers, Inc.................................       3,000                24
 *Dot Hill Systems Corp................................      38,160           170,957
 *DoubleClick, Inc.....................................      54,280           447,539
 Dover Downs Gaming & Entertainment, Inc...............      21,210           282,093
 Dover Motorsports, Inc................................      30,300           181,497
 Downey Financial Corp.................................      30,476         1,660,637
 *DPAC Technologies Corp...............................      31,000            84,475
 DQE, Inc..............................................      72,700         1,285,336
 *Dress Barn, Inc......................................      28,600           907,335
 *Drew Industries, Inc.................................      15,000           232,500
 *Drexler Technology Corp..............................      15,800           322,399
 Dreyer's Grand Ice Cream, Inc.........................      41,900         1,840,876
 *Dril-Quip, Inc.......................................      23,700           548,892
 *DRS Technologies, Inc................................      21,500           842,800
 *Drugstore.com, Inc...................................      11,200            30,184
                                                            SHARES             VALUE+
                                                            ------             ------
 *Dryclean USA, Inc....................................         200    $          132
 *DSET Corp............................................       2,450               906
 *DSP Group, Inc.......................................      33,700           657,655
 *DT Industries, Inc...................................      14,100            62,956
 *DualStar Technologies Corp...........................      24,200             5,082
 *Duane Reade, Inc.....................................      29,100           958,845
 *Duckwall-Alco Stores, Inc............................       6,200            88,505
 *Ducommun, Inc........................................      15,000           285,000
 *DuPont Photomasks, Inc...............................      23,200           806,780
 *Dura Automotive Systems, Inc.........................      20,800           462,904
 *DuraSwitch Industries, Inc...........................       8,800            57,156
 *Duratek, Inc.........................................      19,500           122,655
 *Durect Corp..........................................      10,600            74,465
 *DUSA Pharmaceuticals, Inc............................      19,400            43,747
 *DVI, Inc.............................................      19,700           384,938
 *Dwyer Group, Inc.....................................       9,100            37,947
 *Dyax Corp............................................      31,400           127,641
 *Dycom Industries, Inc................................     117,566         1,551,871
 *#Dynacq International, Inc...........................      18,400           237,268
 *Dynamic Materials Corp...............................       2,000             7,350
 *Dynamics Research Corp...............................       9,700           223,294
 *#E Com Ventures, Inc.................................       2,775            15,027
 *E.piphany, Inc.......................................      87,400           364,458
 *Eagle Bancshares, Inc................................       8,100           209,506
 *Eagle Food Centers, Inc..............................       2,575             2,395
 *EarthLink, Inc.......................................      23,600           155,406
 East West Bancorp, Inc................................      37,700         1,275,014
 Eastern Co............................................       4,950            76,230
 *#EasyLink Services Corp..............................      11,569            13,709
 *Eateries, Inc........................................       3,800            12,065
 *eBenX, Inc...........................................      26,500           105,735
 *eBT International, Inc...............................      26,400             9,504
 *ECC International Corp...............................       9,550            30,560
 *#Echelon Corp........................................      50,100           649,296
 *Eclipsys Corp........................................      17,600           261,888
 *#Eco Soil Systems, Inc...............................      19,700               256
 *Ecogen, Inc..........................................      13,640               477
 *eCollege.com.........................................      19,400            77,406
 Ecology & Environment, Inc. Class A...................       2,000            22,400
 *Ecometry Corp........................................      10,300            28,582
 *Edac Technologies Corp...............................       3,500             2,695
 Edelbrock Corp........................................       7,370            94,889
 *Eden Bioscience Corp.................................      12,800            25,856
 *#EDGAR Online, Inc...................................      16,400            47,396
 *Edge Petroleum Corp..................................      12,900            76,174
 *Edgewater Technology, Inc............................      21,069            85,224
 *Edison Control Corp..................................       1,000             6,925
 Edo Corp..............................................      22,800           630,192
 *Education Management Corp............................      38,400         1,596,672
 Educational Development Corp..........................       1,800            12,159
 *Educational Insights, Inc............................       2,700             1,093
 EFC Bancorp, Inc......................................       4,800            82,368
 *eFunds Corp..........................................      40,400           558,732
 *EGL, Inc.............................................      69,600         1,149,444
 *eGlobe, Inc..........................................      10,255               385
 *El Paso Electric Co..................................      80,400         1,184,292
 *Elcom International, Inc.............................      35,900            21,360
 Elcor Corp............................................      32,400           863,460
 *Elcotel, Inc.........................................      17,600                79
 *Elder-Beerman Stores Corp............................      20,900            64,267
 *#Electric Fuel Corp..................................      29,000            33,495
 *Electro Rent Corp....................................      38,700           494,005

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Electro Scientific Industries, Inc...................      35,700    $      942,837
 *Electroglas, Inc.....................................      33,100           466,710
 *Electronics Boutique Holdings Corp...................      33,500           993,945
 *Electronics for Imaging, Inc.........................      67,700         1,106,556
 *Elite Information Group, Inc.........................      11,700           133,906
 *#Elizabeth Arden, Inc................................      21,100           276,515
 *E-Loan, Inc..........................................      31,000            36,890
 *eLoyalty Corp........................................       7,200            41,904
 *ELXSI Corp...........................................       1,800            12,780
 *Embarcadero Technologies, Inc........................      30,500           292,037
 *Embrex, Inc..........................................      10,400           243,932
 EMC Insurance Group, Inc..............................      14,600           312,659
 *Emcee Broadcast Products, Inc........................       5,600             3,528
 *Emcor Group, Inc.....................................      16,700           943,049
 *EMCORE Corp..........................................      45,800           329,302
 *Emerging Vision, Inc.................................      25,700             1,670
 *#Emeritus Corp.......................................      14,100            64,155
 *Emisphere Technologies, Inc..........................      29,300           146,207
 *Emmis Broadcasting Corp. Class A.....................      49,200         1,456,074
 Empire District Electric Co...........................      28,100           562,000
 Empire Federal Bancorp, Inc...........................       2,100            30,922
 *EMS Technologies, Inc................................      14,000           313,110
 *#En Pointe Technologies, Inc.........................      10,400            10,816
 Enbridge Energy Partners, L.P.........................      23,600         1,040,760
 *Enchira Biotechnology Corp...........................       4,414               662
 *Encompass Services Corp..............................      99,625            91,655
 *Encore Acquisition Co................................       6,200            96,038
 *#Encore Med Corp.....................................      13,200            45,870
 *Encore Wire Corp.....................................      22,800           310,194
 *Endo Pharmaceuticals Holdings, Inc...................     100,300         1,104,804
 *Endocardial Solutions, Inc...........................      20,800           172,640
 *Endocare, Inc........................................      27,700           407,190
 Energen Corp..........................................      42,900         1,167,738
 *Energy Conversion Devices, Inc.......................      27,600           556,278
 *Energy Partners, Ltd.................................       4,300            32,078
 Energy West, Inc......................................         200             1,995
 Energysouth, Inc......................................       5,300           157,171
 *Enesco Group, Inc....................................      21,700           152,768
 Engineered Support Systems, Inc.......................      14,000           673,330
 *Enherent Corp........................................      18,300             1,418
 *#Enlighten Software Solutions, Inc...................       1,600                 9
 Ennis Business Forms, Inc.............................      25,900           362,600
 *Enserch Corp.........................................      60,159           123,326
 *Entegris, Inc........................................      42,000           539,910
 *Entrada Networks, Inc................................       9,405             2,492
 *Entravision Communications Corp......................      59,500           932,960
 *Entremed, Inc........................................      27,400           158,783
 *Entrust Technologies, Inc............................      80,800           323,604
 *Envirogen, Inc.......................................         616               678
 *Environmental Elements Corp..........................       9,200            28,980
 *Environmental Technologies Corp......................       3,700             1,258
 *Environmental Tectonics Corp.........................       8,900            68,975
 *Enzo Biochem, Inc....................................      37,016           677,393
 *EP Medsystems, Inc...................................      23,400            50,895
 *#EpicEdge, Inc.......................................      21,900             2,518
 *Epicor Software Corp.................................      58,042           106,507
 *#Epimmune, Inc.......................................      11,800            25,665
 *EPIQ Systems, Inc....................................      18,750           298,687
 *EPIX Medical, Inc....................................      20,200           201,798
 *ePlus, Inc...........................................      14,600           132,714
 *ePresence, Inc.......................................      32,600           139,854
 *#Equimed Inc. Nevis..................................       2,250                 0
                                                            SHARES             VALUE+
                                                            ------             ------
 *Equity Marketing, Inc................................       9,100    $      122,076
 *Equity Oil Co........................................      17,200            38,528
 *eResearch Technology, Inc............................       9,700           187,210
 *eResource Capital Group, Inc.........................      34,400             7,224
 *Ergo Science Corp....................................       7,850            15,190
 ESB Financial Corp....................................       5,808            74,894
 *Escalon Medical Corp.................................       3,200             8,832
 *Esco Technologies, Inc...............................      15,400           546,854
 *eSpeed, Inc..........................................      25,400           288,544
 *Esperion Therapeutics, Inc...........................       1,700             8,194
 Espey Manufacturing & Electronics Corp................         400             8,000
 *#ESS Technology, Inc.................................      59,100           944,122
 *Essential Therapeutics, Inc..........................      23,500            60,512
 *Esterline Technologies Corp..........................      27,900           578,925
 Ethan Allen Interiors, Inc............................      34,800         1,324,140
 *Ethyl Corp...........................................     114,600           120,330
 *European Micro Holdings, Inc.........................       4,600               103
 *Evans & Sutherland Computer Corp.....................      15,500           139,190
 *Evans Systems, Inc...................................       4,000               300
 *Evercel, Inc.........................................       1,666             3,149
 *Evergreen Resources, Inc.............................      24,000         1,072,800
 *Evergreen Solar, Inc.................................      10,600            25,599
 *Everlast Worldwide, Inc..............................       1,500             5,550
 *Evolving Systems, Inc................................      14,200             7,171
 *Exabyte Corp.........................................      34,400            33,196
 *Exactech, Inc........................................       6,500           118,722
 *Exar Corp............................................      50,800         1,098,042
 *Excel Technology, Inc................................      16,100           383,341
 *eXcelon Corp.........................................       7,411             8,041
 *EXE Technologies, Inc................................      65,800            79,289
 *Exelixis, Inc........................................      55,843           433,900
 *Exponent, Inc........................................       8,700           111,273
 *Extended Stay America, Inc...........................      79,300         1,269,593
 *Extended Systems, Inc................................      15,600            61,542
 *Extensity, Inc.......................................      15,300            20,502
 *Extreme Networks, Inc................................     124,500         1,404,360
 *Exult, Inc...........................................      66,700           465,232
 *Ezcorp, Inc. Class A Non-Voting......................      11,900            41,293
 *E-Z-Em, Inc. Class A.................................       5,400            59,400
 *E-Z-Em, Inc. Class B.................................       4,462            40,270
 *Ezenia! Inc..........................................      15,900             3,736
 F & M Bancorp.........................................       8,462           249,671
 *#F.A.O., Inc.........................................       6,900            45,367
 F.N.B. Corp...........................................      62,843         1,953,178
 *F5 Networks, Inc.....................................      32,800           388,352
 Fab Industries, Inc...................................       6,900           124,890
 *Factory 2-U Stores, Inc..............................      20,200           320,978
 Factset Research Systems, Inc.........................      42,000         1,369,200
 *Factual Data Corp....................................      10,600           124,444
 #Fair, Isaac & Co., Inc...............................      30,650         1,796,090
 *Fairchild Corp. Class A..............................      35,152           135,687
 Falcon Products, Inc..................................      12,500            66,125
 *#FalconStor Software, Inc............................      58,800           289,590
 *Famous Dave's of America, Inc........................      15,100           116,345
 *Fargo Electronics....................................      15,000           128,250
 Farmer Brothers Co....................................       2,400           828,000
 *Faro Technologies, Inc...............................      13,900            30,580
 *FASTNET Corp.........................................       5,000             7,825
 FBL Financial Group, Inc. Class A.....................      40,500           801,090
 *Featherlite Manufacturing, Inc.......................       6,500            20,832
 Fedders Corp..........................................      34,210            97,498

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Federal Screw Works...................................       2,250    $       89,314
 Federal Signal Corp...................................      52,700         1,333,310
 *#Federal-Mogul Corp..................................      59,400            40,095
 *FEI Co...............................................      41,800         1,122,121
 *#Female Health Co....................................       9,300            15,438
 Ferro Corp............................................      44,800         1,316,672
 FFLC Bancorp..........................................       4,600           123,257
 *Fibermark, Inc.......................................       8,800            71,544
 *Fiberstars, Inc......................................       6,000            28,080
 Fidelity Bancorp, Inc.................................       3,900            86,190
 Fidelity Bankshares, Inc..............................      18,732           377,543
 *Fidelity Federal Bancorp.............................       2,500             6,625
 Fidelity National Corp................................      11,400           120,669
 *#Fidelity National Information Solutions, Inc........      30,186           875,847
 *Filenet Corp.........................................      47,900           738,378
 *Film Roman, Inc......................................       4,700             1,034
 *Financial Federal Corp...............................      21,200           722,920
 Finger Lakes Bancorp, Inc.............................       2,500            32,937
 *#Finisar Corp........................................      25,200            65,646
 *Finish Line, Inc. Class A............................      30,300           471,316
 *Finishmaster, Inc....................................         800            10,196
 *Finlay Enterprises, Inc..............................      13,500           211,005
 *Firebrand Financial Group, Inc.......................      11,100               333
 First Albany Companies, Inc...........................      14,965            96,824
 First American Financial Corp.........................      64,487         1,431,611
 *First Aviation Services, Inc.........................       6,200            29,295
 First Bancorp.........................................       6,210           143,327
 First Bell Bancorp, Inc...............................       6,600           118,041
 *First Cash, Inc......................................      12,300           127,797
 First Charter Corp....................................      37,620           686,565
 *First Cincinati, Inc.................................       1,900                 2
 First Citizens Bancshares, Inc........................       1,300           145,814
 First Commonwealth Financial Corp.....................      75,660           966,178
 *First Consulting Group, Inc..........................      34,244           288,677
 First Defiance Financial Corp.........................       7,559           152,805
 First Essex Bancorp...................................      10,600           328,070
 First Federal Bancshares of Arkansas, Inc.............       4,400           112,090
 First Federal Capital Corp............................      25,300           537,245
 First Financial Bancorp...............................      69,025         1,285,245
 First Financial Bankshares, Inc.......................      16,016           577,777
 First Financial Corp..................................       1,275            59,440
 First Financial Holdings, Inc.........................      19,000           555,655
 First Franklin Corp...................................         300             3,420
 #First Georgia Holdings, Inc..........................       1,012             3,997
 *First Horizon Pharmaceutical Corp....................      42,800           952,942
 First Indiana Corp....................................      20,500           406,310
 *First Investors Financial Services Group, Inc........       6,000            23,100
 First Keystone Financial, Inc.........................       2,000            33,410
 *First Mariner Bank Corp..............................       4,900            57,575
 First Merchants Corp..................................      16,605           470,835
 First Midwest Bancorp, Inc............................       7,375           209,892
 First Midwest Financial, Inc..........................       2,500            34,750
 First Mutual Bancshares, Inc..........................       4,144            62,305
 First Niagara Financial Group, Inc....................      36,800           934,904
 First Oak Brook Bancshares, Inc. Class A..............       2,100            66,769
 First Place Financial Corp............................      16,867           292,389
 *First Republic Bank..................................      21,750           714,270
 First SecurityFed Financial, Inc......................       5,400           118,017
                                                            SHARES             VALUE+
                                                            ------             ------
 First Sentinel Bancorp, Inc...........................      55,300    $      767,011
 First Source Corp.....................................      27,731           641,557
 First United Corp.....................................       2,800            50,750
 *First Virtual Communications, Inc....................      39,553            23,930
 First Years, Inc......................................      13,300           149,093
 FirstBank NW Corp.....................................       1,600            30,632
 *FirstCity Financial Corp.............................       8,300            10,084
 FirstFed America Bancorp, Inc.........................       9,476           244,955
 *FirstFed Financial Corp..............................      24,200           713,900
 *Firstwave Technologies, Inc..........................       2,600            32,032
 *Fischer Imaging Corp.................................      10,700           109,140
 Flag Financial Corp...................................       6,500            66,625
 Flagstar Bancorp, Inc.................................      25,500           722,925
 Flamemaster Corp......................................         247             1,568
 *Flander Corp.........................................      31,500            58,905
 Fleetwood Enterprises, Inc............................      49,300           512,227
 #Fleming Companies, Inc...............................      59,300         1,312,902
 Flexsteel Industries, Inc.............................       8,300           134,667
 *Flir Systems, Inc....................................      20,950           927,037
 *Florida Banks, Inc...................................       6,000            53,850
 Florida Public Utilities Co...........................       3,600            68,220
 Florida Rock Industries, Inc..........................      39,300         1,516,980
 FloridaFirst Bancorp..................................       2,400            46,500
 *Florsheim Group, Inc.................................       4,800               108
 *Flow International Corp..............................      22,000           200,090
 *Flowers Foods, Inc...................................      37,350           956,533
 *Flowserve Corp.......................................      50,200         1,604,894
 Flushing Financial Corp...............................      20,100           381,196
 *FMC Corp.............................................      39,500         1,402,250
 FNB Financial Services Corp...........................       2,100            35,101
 *Foamex International, Inc............................      30,700           342,305
 *#Focal Communications Corp...........................       5,500            19,772
 *FOCUS Enhancements, Inc..............................       3,132             4,917
 *Foodarama Supermarkets, Inc..........................       1,500            66,337
 Foothill Independent Bancorp..........................       7,918           136,190
 *Footstar, Inc........................................      29,600           703,000
 Forest City Enterprises, Inc. Class B.................       4,500           174,150
 *Forest Oil Corp......................................      46,770         1,368,490
 *Forgent Networks, Inc................................      38,600           123,906
 *Forrester Resh, Inc..................................      30,300           612,817
 *#Fortel, Inc.........................................      13,800             1,138
 *Fortune Financial, Inc...............................       6,100                 1
 *Forward Air Corp., Inc...............................      28,250           900,610
 *Fossil, Inc..........................................      53,875         1,657,464
 *Foster (L.B.) Co. Class A............................      12,400            69,006
 *Foster Wheeler, Ltd..................................      57,000            95,760
 *Fotoball USA, Inc....................................       4,400            22,660
 *Foundry Networks, Inc................................     116,500           765,405
 *Fountain Powerboat Industries, Inc...................       6,800            19,516
 *Four Kids Entertainment, Inc.........................      16,600           299,132
 *#FPIC Insurance Group, Inc...........................      13,200           205,062
 Frankfort First Bancorp, Inc..........................         850            15,351
 Franklin Bank National Associaton.....................       3,789            73,128
 *Franklin Covey Co....................................      25,900            78,736
 Franklin Electric Co., Inc............................      14,000           673,610
 *Franklin Electronic Publishers, Inc..................      12,600            20,160
 Freds, Inc. Class A...................................      36,000         1,231,020
 *#FreeMarkets, Inc....................................      53,500           826,842
 Fremont General Corp..................................     109,700           487,068
 Frequency Electronics, Inc............................      12,900           145,125
 *Fresh America Corp...................................       4,900               857
 Fresh Brands, Inc.....................................       7,700           143,797

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Fresh Choice, Inc....................................       7,400    $       17,760
 *#Friede Goldman Halter, Inc..........................      62,283             5,325
 *Friedman Billings Ramsey Group, Inc. Class A.........      22,000           213,400
 Friedman Industries, Inc..............................       6,158            17,242
 Friedmans, Inc. Class A...............................      22,200           260,961
 *#Friendly Ice Cream Corp.............................       9,600            70,080
 Frisch's Restaurants, Inc.............................       7,000           139,300
 *Frontier Airlines, Inc...............................      42,900           732,732
 Frontier Oil Corp.....................................      44,000           706,200
 *Frontstep, Inc.......................................      12,000            38,220
 *Frozen Food Express Industries, Inc..................      21,307            59,553
 FSF Financial Corp....................................       2,800            63,700
 *FSI International, Inc...............................      40,300           391,514
 *FTI Consulting, Inc..................................      25,150           769,338
 *FuelCell Energy, Inc.................................      50,800           616,204
 Fuller (H.B.) Co......................................      45,000         1,298,700
 *Furr's/Bishop's, Inc.................................       2,700             5,292
 *#FX Energy, Inc......................................      19,400            39,091
 G & K Services, Inc. Class A..........................      26,600         1,014,524
 GA Financial, Inc.....................................       5,700           108,870
 *Gabelli Asset Management, Inc........................       7,900           310,075
 *Gadzooks, Inc........................................      14,300           182,682
 *Gainsco, Inc.........................................      27,811             4,033
 *Galagen, Inc.........................................      11,400               131
 *Galaxy Nutritional Foods, Inc........................      12,300            63,714
 *Galey & Lord, Inc....................................       9,700               655
 *GameTech International, Inc..........................      14,800            73,556
 Garan, Inc............................................       6,900           374,670
 *Garden Fresh Restaurant Corp.........................       7,600            99,370
 *#Gardenburger, Inc...................................       4,000             4,380
 *Gardner Denver Machinery, Inc........................      19,800           452,034
 *Gart Sports Co.......................................      13,931           435,413
 *Gartner Group, Inc...................................      69,800           799,908
 *Gaylord Entertainment Co.............................      42,200         1,092,136
 GBC Bancorp...........................................      14,900           432,994
 *GC Companies, Inc....................................      10,500             4,515
 *Geerling & Wade, Inc.................................       5,700             7,039
 *Gehl Co..............................................       8,300           120,972
 *Genaera Corp.........................................      48,000           108,240
 *Genaissance Pharmaceuticals, Inc.....................      22,800            31,806
 Gencorp, Inc..........................................      67,800           989,880
 *Gene Logic, Inc......................................      35,600           461,910
 *Genecor International, Inc...........................      21,800           241,435
 *Genelabs Technologies, Inc...........................      69,300           134,788
 *General Binding Corp.................................      18,700           370,634
 General Cable Corp....................................      57,000           612,750
 *General Communications, Inc. Class A.................      72,200           650,161
 *General Datacomm Industries, Inc.....................      39,000             3,120
 *General Employment Enterprises, Inc..................       7,600             9,956
 General Magnaplate Corp...............................         400               950
 *Genesco, Inc.........................................      36,600           864,492
 *Genesee & Wyoming, Inc...............................      10,800           251,478
 *Genesee Corp. Class B................................         200             3,181
 *#Genesis Microchip, Inc..............................       6,062            99,386
 *Genlyte Group, Inc...................................      20,100           849,124
 *Genome Therapeutics Corp.............................      33,000           104,280
 *GenStar Therapeutics Corp............................      14,900             8,642
 *#Genta, Inc..........................................      83,200           770,848
 Gentek, Inc...........................................      23,400             9,009
 *Gentiva Health Services, Inc.........................      13,950           356,492
                                                            SHARES             VALUE+
                                                            ------             ------
 *Genus, Inc...........................................      34,200    $      127,224
 *GenVec, Inc..........................................      27,200            91,800
 *Genzyme Corp. -- Genzyme Biosurgery Division.........      29,249           113,632
 *Genzyme Transgenics Corp.............................      39,400            69,147
 Georgia Gulf Corp.....................................      50,100         1,117,230
 *Geoworks Corp........................................      21,000             3,570
 *Gerber Childrenswear, Inc............................      10,800            73,872
 *Gerber Scientific, Inc...............................      34,400           137,600
 *Geron Corp...........................................      34,000           206,890
 *Getty Images, Inc....................................       3,700           124,375
 Getty Realty Corp. (Holding Co.)......................      27,800           499,844
 *Giant Group, Ltd.....................................       2,200             2,695
 *Giant Industries, Inc................................      13,900           113,980
 Gibraltar Steel Corp..................................      16,300           383,783
 *Giga Information Group, Inc..........................      12,000            22,200
 *Giga-Tronics, Inc....................................       6,500            16,640
 *G-III Apparel Group, Ltd.............................       9,100            74,165
 *#Gilman & Ciocia, Inc................................      13,000            16,445
 *Gish Biomedical, Inc.................................       3,400             1,938
 Glacier Bancorp, Inc..................................      20,527           470,376
 *#Glacier Water Services, Inc.........................       3,600            44,280
 Glatfelter (P.H.) Co..................................      65,700         1,239,102
 *Glenayre Technologies, Inc...........................      92,000           129,720
 *Gliatech, Inc........................................       7,500               225
 *Global e-Point, Inc..................................       2,633             4,476
 *Global Imaging Systems, Inc..........................      30,800           525,294
 *Global Payment Technologies, Inc.....................       6,100            38,155
 *#Global Power Equipment Group, Inc...................      15,000           144,750
 *Global Technologies, Ltd.............................      14,700               257
 *Globecomm Systems, Inc...............................      15,100            75,424
 *GlobespanVirata, Inc.................................      20,500            95,632
 *#GoAmerica, Inc......................................      64,600            36,176
 Gold Banc Corp........................................      60,665           653,665
 Golden Enterprises, Inc...............................      12,200            53,558
 *Golden State Vintners, Inc...........................       6,100            24,552
 *Good Guys, Inc.......................................      32,400           126,198
 *Goodrich Petroleum Corp..............................       9,000            36,540
 *Goodys Family Clothing, Inc..........................      46,200           471,009
 Gorman-Rupp Co........................................       7,975           230,876
 *Gottschalks, Inc.....................................      17,400            59,160
 *GP Strategies Corp...................................      15,860            79,459
 Graco, Inc............................................      40,400         1,735,180
 *Gradco Systems, Inc..................................       6,900             1,207
 *Graftech International, Ltd..........................      68,200           784,982
 *Graham Corp..........................................       1,000            10,350
 Granite Construction, Inc.............................      53,400         1,234,074
 Granite State Bankshares, Inc.........................       7,400           237,503
 *Graphic Packaging International Corp.................      42,100           303,120
 Gray Communications Systems, Inc......................       8,800           145,640
 Great American Financial Resources, Inc...............       9,900           174,240
 *Great Atlantic & Pacific Tea Co., Inc................      49,900         1,151,193
 Great Lakes Chemical Corp.............................      56,200         1,428,604
 Great Southern Bancorp, Inc...........................       8,100           270,945
 Greater Bay Bancorp...................................      18,946           622,281
 *Green Mountain Coffee, Inc...........................       8,700           207,799
 Green Mountain Power Corp.............................       7,300           136,510
 *Greenbriar Corp......................................         337             4,432
 Greenbrier Companies, Inc.............................      15,600           113,100
 Grey Global Group, Inc................................         200           158,799
 *Grey Wolf, Inc.......................................     235,100         1,057,950

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *GRIC Communications, Inc.............................       5,000    $        9,025
 *Griffin Land & Nurseries, Inc. Class A...............       2,200            37,048
 *Griffon Corp.........................................      45,980           795,454
 *Gristede's Sloans, Inc...............................       1,200             1,488
 *Group 1 Automotive, Inc..............................      32,000         1,368,000
 *Group 1 Software, Inc................................       8,025           113,835
 *Grubb & Ellis Co.....................................      24,900            77,190
 *#GSI Commerce, Inc...................................      48,900           679,954
 *#GSV, Inc............................................       1,900               484
 *Gtech Holdings, Inc..................................      65,300         1,838,195
 *GTSI Corp............................................      15,000           130,500
 Guaranty Bancshares, Inc..............................       3,900            56,511
 Guaranty Federal Bancshares, Inc......................       5,200            72,150
 *Guaranty Financial Corp..............................       1,000            12,765
 *Guess, Inc...........................................      67,100           438,163
 *Guilford Mills, Inc..................................      26,950             6,198
 *Guilford Pharmaceuticals, Inc........................      37,500           247,687
 *Guitar Center, Inc...................................      35,300           646,343
 *Gulf Island Fabrication, Inc.........................      15,200           231,572
 *Gulfmark Offshore, Inc...............................      10,500           444,517
 *#Gumtech International, Inc..........................      14,100           136,840
 *Gundle/SLT Environmental, Inc........................      15,500           109,585
 *Gymboree Corp........................................      44,200           725,985
 *H Power Corp.........................................       7,300             9,891
 *Haemonetics Corp.....................................      38,600         1,154,912
 Haggar Corp...........................................       8,600           135,794
 *Hain Celestial Group, Inc............................      43,988           758,133
 *Halifax Corp.........................................       1,000             4,050
 *Hall Kinion Associates, Inc..........................      19,000           224,485
 *Ha-Lo Industries, Inc................................      64,900               973
 *Hamilton Bancorp, Inc................................      16,100               483
 *Hammons (John Q.) Hotels, Inc. Class A...............       7,800            51,090
 *Hampshire Group, Ltd.................................       2,000            42,740
 Hancock Fabrics, Inc..................................      26,900           499,802
 Hancock Holding Co....................................      15,500           919,925
 *Handleman Co.........................................      44,300           531,600
 *#Handspring, Inc.....................................       5,000             8,775
 *Hanger Orthopedic Group, Inc.........................      33,800           503,620
 *#Hanover Compressor Co...............................      20,000           261,600
 Harbor Florida Bancshares, Inc........................      38,500           879,917
 Hardinge, Inc.........................................      11,700           140,341
 *Harken Energy Corp...................................      10,500             8,190
 Harland (John H.) Co..................................      44,800         1,461,824
 Harleysville Group, Inc...............................      39,200         1,063,692
 Harleysville National Corp............................      24,120           614,698
 *Harmonic Lightwaves, Inc.............................      74,100           432,003
 *Harolds Stores, Inc..................................       2,308             6,405
 *Harris Interactive, Inc..............................      64,600           238,051
 Harrodsburg First Financial Bancorp, Inc..............       1,100            13,233
 Harsco Corp...........................................      20,000           797,600
 *Hartmarx Corp........................................      44,900           111,801
 *Harvard Bioscience, Inc..............................      34,700           222,600
 *Harvard Industries, Inc..............................       4,800                60
 *Harvest Natural Resources, Inc.......................      44,100           194,040
 *Hastings Entertainment, Inc..........................      14,900           116,816
 *Hastings Manufacturing Co............................         700             7,217
 *Hathaway Corp........................................       2,900             8,004
 *Hauppauge Digital, Inc...............................      13,500            27,135
 *Hauser, Inc..........................................       5,050             1,919
 Haverty Furniture Co., Inc............................      16,200           295,326
                                                            SHARES             VALUE+
                                                            ------             ------
 Haverty Furniture Co., Inc. Class A...................         400    $        7,300
 *Hawaiian Airlines, Inc...............................      42,400           152,640
 Hawaiian Electric Industries, Inc.....................      13,500           614,925
 *Hawk Corp............................................       9,600            41,760
 Hawkins, Inc..........................................      13,800           136,482
 *Hawthorne Financial Corp.............................       7,200           217,764
 *#Hayes Lemmerz International, Inc....................      17,100             2,650
 HCC Insurance Holdings, Inc...........................      44,000         1,199,440
 *Headwaters, Inc......................................      31,700           544,764
 *Headway Corporate Resources, Inc.....................      15,300             1,224
 *Health Management Systems, Inc.......................      23,725            79,716
 *Health Risk Management, Inc..........................       6,500                 6
 *HealthAxis, Inc......................................      12,400             7,812
 *Healthcare Services Group, Inc.......................      14,000           193,690
 *Healthcor Holdings, Inc..............................       3,000                18
 *#HealthExtras, Inc...................................      38,100           199,453
 *Heartland Express, Inc...............................      70,873         1,450,416
 *Hearx, Ltd...........................................      14,100            12,690
 *Hector Communications Corp...........................       4,600            59,340
 *HEI, Inc.............................................       6,100            46,299
 Heico Corp............................................      12,900           183,180
 Heico Corp. Class A...................................       5,532            67,767
 *Heidrick & Struggles International, Inc..............      21,200           460,888
 Helix Technology Corp.................................      32,000           762,400
 *Hemispherx Biopharma, Inc............................      40,100           121,102
 Herbalife International, Inc. Class A.................      14,000           269,220
 Herbalife International, Inc. Class B.................      12,200           235,033
 *Hercules, Inc........................................      48,100           605,579
 *Heritage Commerce Corp...............................       2,000            19,390
 Heritage Financial Corp...............................      12,400           195,610
 *Herley Industries, Inc...............................      17,600           361,240
 *Heska Corp...........................................      33,000            21,780
 *Hexcel Corp..........................................      53,400           249,912
 HF Financial Corp.....................................       6,100            79,910
 *HI/FN, Inc...........................................      11,400            99,864
 *Hibbett Sporting Goods, Inc..........................      13,500           367,402
 Hickory Tech Corp.....................................      14,900           201,001
 *Highlands Insurance Group, Inc.......................       8,900                67
 Hilb Rogal Hamilton Co................................      40,000         1,648,400
 *Hines Horticulture, Inc..............................      30,600           139,842
 *Hirsch International Corp. Class A...................       5,500             2,172
 *Hi-Shear Technology Corp.............................       8,600            22,962
 *Hi-Tech Pharmacal, Inc...............................       5,400            54,783
 *HMI Industries, Inc..................................       5,400             4,185
 HMN Financial, Inc....................................       6,300           124,330
 *HNC Software, Inc....................................      46,300           927,157
 *Hoenig Group, Inc....................................      10,600           111,300
 *Holiday RV Superstores, Inc..........................       9,300             4,557
 Hollinger International, Inc. Class A.................      67,200           789,600
 *#Hollis-Eden Pharmaceuticals, Inc....................      17,900           112,770
 Holly Corp............................................      21,400           320,144
 *Hollywood Casino Corp. Class A.......................      37,600           489,928
 *Hollywood Entertainment Corp.........................      73,000         1,412,915
 *Hollywood Media Corp.................................      35,800            85,741
 *Hologic, Inc.........................................      24,600           405,777
 Home Federal Bancorp..................................       6,100           146,705
 Home Loan Financial Corp..............................       2,400            31,500
 *Home Products International, Inc.....................       9,400            41,783
 *#Homegold Financial, Inc.............................       7,700             3,349
 *Homeland Holding Corp................................       3,000               142
 *HomeStore.com, Inc...................................      10,700            22,095

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Hooper Holmes, Inc....................................     103,100    $      902,125
 *Hoover's, Inc........................................      13,600            88,196
 HopFed Bancorp, Inc...................................       2,100            26,019
 Horace Mann Educators Corp............................      57,300         1,166,055
 Horizon Financial Corp................................      13,860           198,891
 *Horizon Health Corp..................................       6,700           129,477
 *Horizon Medical Products, Inc........................       6,700             8,509
 *Horizon Offshore, Inc................................      34,300           341,456
 *Horizon Organic Holding Corp.........................      13,700           232,900
 Horton (D.R.), Inc....................................       2,803            68,730
 *Hot Topic, Inc.......................................      47,400         1,214,625
 *House2Home, Inc......................................      46,050               127
 *Houston Exploration Co...............................      38,100         1,179,195
 *Hovnanian Enterprises, Inc. Class A..................      30,626           979,726
 *Hovnanian Enterprises, Inc. Class B..................       1,150            36,788
 #Howell Corp..........................................       2,541            34,939
 *Howtek, Inc..........................................       3,600            10,692
 *HPSC, Inc............................................       2,100            19,320
 *HTE, Inc.............................................      22,000           129,140
 *Hub Group, Inc. Class A..............................       9,800           101,626
 *Hudson Hotels Corp...................................       1,033                10
 Hudson River Bancorp, Inc.............................      21,500           520,730
 *#Hudson Technologies, Inc............................       6,600            16,368
 Hudson United Bancorp.................................      24,900           766,920
 *Huffy Corp...........................................      13,000            97,500
 Hughes Supply, Inc....................................      35,500         1,411,125
 Humboldt Bancorp......................................       1,500            23,745
 *Hunt (J.B.) Transport Services, Inc..................      56,200         1,535,665
 Hunt Corp.............................................      13,600           144,160
 *Hurco Companies, Inc.................................       6,200            16,089
 Hurry, Inc............................................       2,100               420
 *Hutchinson Technology, Inc...........................      39,700           627,061
 *Hycor Biomedical, Inc................................      11,900            45,101
 *Hypercom Corp........................................      61,600           381,920
 *HyperFeed Technologies, Inc..........................      14,600             7,519
 *Hyperion Solutions Corp..............................      42,635           910,684
 *Hyseq, Inc...........................................      24,200            75,141
 *I.C. Isaacs & Co., Inc...............................       7,200             8,820
 *i2 Technologies Inc..................................      10,000            39,550
 *i3 Mobile, Inc.......................................       6,500             5,720
 Iberiabank Corp.......................................       8,500           319,047
 *Ibis Technology Corp.................................      13,300           120,232
 *Ico, Inc.............................................      14,320            16,182
 *ICT Group, Inc.......................................      15,700           304,501
 *ICU Medical, Inc.....................................      17,150           596,906
 *Identix, Inc.........................................      58,300           454,448
 Idex Corp.............................................      40,100         1,519,790
 *IDEXX Laboratories, Inc..............................      44,100         1,393,780
 *iDine Rewards Network, Inc...........................      20,400           206,040
 *IDT Corp.............................................      31,900           584,727
 *IDT Corp. Class B....................................      29,500           507,105
 *IDX Systems Corp.....................................      41,500           736,832
 *IEC Electronics Corp.................................       8,100             2,227
 *iGate Capital Corp...................................      59,100           272,746
 *#IGEN, Inc...........................................      27,400         1,055,585
 *IGI, Inc.............................................       8,100             5,832
 *Igo Corp.............................................       4,100             1,517
 *IHOP Corp............................................      27,900           951,390
 *II-VI, Inc...........................................      17,470           246,589
 Ikon Office Solutions, Inc............................      60,300           563,805
 *Illumina, Inc........................................      36,500           235,972
 *Image Entertainment, Inc.............................      24,600            49,938
                                                            SHARES             VALUE+
                                                            ------             ------
 *ImageWare Systems, Inc...............................       6,600    $       28,050
 *iManage, Inc.........................................      28,600           141,713
 *I-many, Inc..........................................      50,300           217,799
 *Imation Corp.........................................      43,900         1,270,905
 IMC Global, Inc.......................................      36,900           517,338
 *#Imclone Systems, Inc................................      23,000           222,065
 *IMCO Recycling, Inc..................................      20,600           216,712
 *Immersion Corp.......................................      24,700            50,635
 *Immucor, Inc.........................................       3,200            62,176
 *Immune Response Corp.................................      29,200            18,688
 *Immunogen, Inc.......................................      49,800           201,939
 Immunomedics, Inc.....................................      62,100           726,880
 *Impath, Inc..........................................      22,600           529,857
 *Impax Laboratoroes, Inc..............................      58,300           490,594
 *#Impco Technologies, Inc.............................      17,000           237,830
 *Imperial Credit Industries, Inc......................      36,890               664
 *#Imperial Sugar Co...................................      14,551                 0
 *Imperial Sugar Co....................................         120               456
 *#Implant Sciences Corp...............................       8,700           114,840
 *Impreso.com, Inc.....................................       5,300            15,078
 *Incara Pharmaceuticals Corp..........................       1,800             1,602
 *Incyte Genomics, Inc.................................      83,600           606,518
 Independence Community Bank Corp......................         740            23,158
 Independence Holding Co...............................       2,750            60,335
 Independent Bank Corp.................................      21,600           476,172
 Independent Bank East.................................      17,981           574,942
 *Indevus Pharmaceuticals, Inc.........................      60,500           346,665
 *Individual Investor Group, Inc.......................      12,700               730
 *Indus International, Inc.............................      51,200           141,568
 *Industrial Data Systems Corp.........................       1,700             1,496
 *Industrial Distribution Group, Inc...................       9,700            32,010
 *Industri-Matematik International Corp................      37,900            30,320
 *Inet Technologies, Inc...............................      37,500           367,687
 *Infinium Software, Inc...............................      18,800           143,632
 *Infocrossing, Inc....................................       8,000            46,160
 *InFocus Corp.........................................      49,000           574,035
 *Infogrames, Inc......................................      39,800           187,060
 *Infonet Services Corp................................      94,600           203,390
 *Informatica Corp.....................................     102,800           921,602
 *#Information Architects Corp.........................       7,840             6,703
 *Information Holdings, Inc............................      28,300           796,645
 *Information Resources, Inc...........................      37,400           358,105
 *#InforMax, Inc.......................................      17,100            19,750
 *Inforte Corp.........................................      14,500           170,375
 *InfoSpace, Inc.......................................      15,300            12,775
 *infoUSA, Inc.........................................      78,700           527,683
 *Infu-tech, Inc.......................................       2,000                 2
 *Ingenuus Corp........................................      29,700               921
 Ingles Market, Inc. Class A...........................      14,800           175,454
 *Inhale Therapeutic Systems, Inc......................      68,400           501,030
 *Inkine Pharmaceutical Co., Inc.......................      21,400            24,289
 *Inktomi Corp.........................................     178,100           315,237
 *Innodata Corp........................................      21,400            36,380
 *Innotrac Corp........................................      17,500            93,450
 *Innovative Clinical Solutions, Ltd...................         968                73
 *#Innovative Gaming Corp. of America..................       8,300             2,490
 *Innovative Solutions & Support, Inc..................      15,300           120,105
 *#Innoveda, Inc.......................................      19,700            77,716
 *Innovex, Inc.........................................      23,700           141,963
 *Input/Output, Inc....................................      81,600           734,400
 *Insight Communications Co., Inc......................      14,800           225,774

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Insight Enterprises, Inc.............................      54,243    $    1,436,626
 *Insightful Corp......................................       6,300            16,884
 *Insignia Financial Group, Inc........................      28,733           279,285
 *Insilco Holding Co...................................         192               116
 *inSilicon Corp.......................................       9,400            26,273
 *Insite Vision, Inc...................................      34,100            58,311
 *Insituform East, Inc.................................       1,700             1,530
 *Insituform Technologies, Inc. Class A................      35,010           885,928
 *Insmed, Inc..........................................      46,000            80,730
 *Inspire Insurance Solutions, Inc.....................      17,250               733
 *Inspire Pharmaceuticals, Inc.........................      32,200            93,863
 *Insteel Industries, Inc..............................       7,900             4,345
 *Insurance Auto Auctions, Inc.........................      15,000           289,500
 *Insurance Management Solutions, Inc..................      16,600            52,290
 *InsWeb Corp..........................................       1,633             7,430
 *INT Media Group, Inc.................................       7,500            17,512
 Integra Bank Corp.....................................      22,294           498,940
 *Integra Lifesciences Corp............................      33,600           643,776
 *Integra, Inc.........................................       5,900               413
 *Integral Systems, Inc................................      15,000           346,275
 *Integral Vision, Inc.................................      11,700             5,089
 *IntegraMed America, Inc..............................       4,800            37,320
 *Integrated Circuit Systems, Inc......................      83,700         1,745,563
 *Integrated Electrical Services, Inc..................      52,400           288,200
 *#Integrated Information Systems, Inc.................       4,200               777
 *Integrated Silicon Solution, Inc.....................      38,400           455,232
 *Integrated Telecom Express, Inc......................         700             1,116
 *Integrity, Inc.......................................       1,900            13,309
 *INTELFILM Corp.......................................       8,300             1,867
 *#Intelli-Check, Inc..................................       9,000            81,540
 *Intellidata Technologies Corp........................      60,000           100,500
 *Intelligent Systems Corp.............................       5,800            18,270
 *Intelligroup, Inc....................................      23,000            37,375
 Inter Parfums, Inc....................................      22,950           193,354
 *Interactive Data Corp................................      97,013         1,653,587
 *Interactive Intelligence, Inc........................      18,900            62,464
 *InterCept Group, Inc.................................      22,700           575,104
 Interchange Financial Services Corp...................       8,400           239,400
 *InterDent, Inc.......................................       2,866               932
 *Interdigital Communications Corp.....................      66,000           769,890
 *Interep National Radio Sales, Inc....................       5,200            23,218
 Interface, Inc. Class A...............................      58,800           532,728
 *Interferon Scientific, Inc...........................       2,435               280
 *Intergraph Corp......................................      64,900         1,126,339
 *Interland, Inc.......................................      83,000           257,300
 *Interlink Electronics, Inc...........................      16,900            90,753
 *Interlinq Software Corp..............................       6,200             9,052
 *Interlott Technologies, Inc..........................       8,200            51,660
 *Intermagnetics General Corp..........................      22,295           537,087
 Intermet Corp.........................................      31,300           332,875
 *#InterMune, Inc......................................      41,000         1,096,955
 *Internap Network Services Corp.......................      66,200            28,135
 *International Aircraft Investors.....................       4,200             5,670
 International Aluminum Corp...........................       2,100            42,000
 *International FiberCom, Inc..........................       2,900                 0
 *#International Microcomputer Software, Inc...........       5,100             5,533
 *International Multifoods Corp........................      30,000           794,700
 *International Remote Imaging Systems, Inc............      10,100            34,542
 *International Shipholding Corp.......................       7,900            45,030
                                                            SHARES             VALUE+
                                                            ------             ------
 *International Speciality Products, Inc...............      89,000    $      743,150
 *International Total Services, Inc....................       5,600               252
 *Internet Commerce and Communications, Inc............      23,300               134
 *Internet Commerce Corp...............................       4,000            12,300
 *Internet Pictures Corp...............................       4,350             8,374
 *#Internet Security Systems, Inc......................      54,000           911,790
 *Interphase Corp......................................       9,300            38,874
 Interpool, Inc........................................      38,000           896,800
 *Interpore International, Inc.........................      30,100           292,120
 *Intersil Corp........................................      30,876           743,494
 Interstate Bakeries Corp..............................      58,800         1,592,892
 *Interstate National Dealers Services, Inc............       6,000            28,080
 Inter-Tel, Inc........................................      42,700           805,962
 *Intervisual Books, Inc. Class A......................       1,000               835
 *#InterVoice-Brite, Inc...............................      55,117           174,721
 *Interwoven, Inc......................................     132,200           491,123
 *Intest Corp..........................................      10,100            72,316
 *Intevac, Inc.........................................      15,300            59,670
 *IntraBiotics Pharmaceuticals, Inc....................      44,600            68,907
 *Intrado, Inc.........................................      18,900           331,317
 *Intraware, Inc.......................................      14,200            18,744
 *Introgen Therapeutics, Inc...........................      14,000            50,960
 *Intrusion.com, Inc...................................      30,100            38,377
 #Invacare Corp........................................      35,700         1,348,032
 *Inverness Medical Innovations, inc...................       5,883           123,841
 *#INVESTools, Inc.....................................      12,383             4,891
 Investors Title Co....................................       1,400            28,455
 *#Invision Technologies, Inc..........................      19,200           430,368
 *Invivo Corp..........................................       6,800            88,162
 *Iomed, Inc...........................................       9,700            11,155
 *Iomega Corp..........................................      57,280           721,728
 *Ion Networks, Inc....................................       7,700             3,195
 *Ionics, Inc..........................................      23,800           577,864
 *Iridex Corp..........................................       8,600            34,529
 #Irwin Financial Corp.................................      35,800           712,420
 Isco, Inc.............................................      14,735           137,772
 *Isis Pharmaceuticals, Inc............................      67,700           637,734
 *Isle of Capri Casinos, Inc...........................      46,300           924,842
 *Isolyser Co., Inc....................................      61,910           177,063
 *Ista Pharmaceuticals, Inc............................       2,600             2,444
 *I-Stat Corp..........................................      29,200           135,926
 *ITC Learning Corp....................................       3,800               608
 *ITLA Capital Corp....................................       9,200           274,160
 *Itron, Inc...........................................      24,200           711,359
 *ITT Educational Services, Inc........................      34,300         1,694,420
 *ITXC Corp............................................      55,100           317,927
 *Ivex Packaging Corp..................................      27,500           635,250
 *#iVillage, Inc.......................................       7,000            12,670
 *Ixia.................................................      64,800           507,708
 *IXYS Corp............................................      34,200           278,901
 *J & J Snack Foods Corp...............................      12,700           462,407
 *J Net Enterprises, Inc...............................       8,600             6,450
 *J. Alexander's Corp..................................       9,600            30,240
 *J. Jill Group, Inc...................................      16,000           520,240
 #J. M. Smucker Co.....................................      31,100         1,035,630
 *j2 Global Communication, Inc.........................      14,466           201,515
 *Jack in the Box, Inc.................................      51,200         1,653,248
 Jacksonville Bancorp, Inc.............................       1,600            39,616
 *Jaclyn, Inc..........................................       1,300             2,483
 *Jaco Electronics, Inc................................       8,859            53,113

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Jacobson Stores, Inc.................................       4,600    $          379
 *Jakks Pacific, Inc...................................      31,600           573,382
 *JDA Software Group, Inc..............................      38,700         1,025,550
 Jefferies Group, Inc..................................      36,100         1,698,144
 *Jennifer Convertibles, Inc...........................       1,300             3,380
 *JKC Group, Inc.......................................       1,700               935
 JLG Industries, Inc...................................      65,700           906,660
 *JLM Industries, Inc..................................       6,500             9,262
 *JMAR Industries, Inc.................................      30,400            67,336
 *JNI Corp.............................................      34,400           159,100
 *Jo-Ann Stores, Inc. Class A..........................       4,500           103,995
 *Jo-Ann Stores, Inc. Class B..........................       3,400            64,090
 *Johnson Outdoors, Inc................................       6,700           125,256
 *Jones Lang LaSalle, Inc..............................      41,200           951,720
 *Jos. A. Bank Clothiers, Inc..........................       7,600           153,406
 *Joule, Inc...........................................       1,500             2,107
 *Journal Register Co..................................      56,400         1,198,500
 *Joy Global, Inc......................................      13,100           197,220
 *JPM Co...............................................       8,500                64
 *JPS Industries, Inc..................................      10,700            42,479
 *Judge.com, Inc.......................................      13,800            15,180
 *Juno Lighting, Inc...................................         980            10,868
 *Jupiter Media Metrix, Inc............................       7,800             2,301
 K Swiss, Inc. Class A.................................      12,100           558,173
 *K2, Inc..............................................      28,675           239,436
 *Kadant, Inc..........................................      18,820           300,179
 *Kaiser Aluminum Corp.................................     100,400            12,048
 Kaman Corp. Class A...................................      34,900           593,823
 *Kana Software, Inc...................................         178               896
 Kaneb Services LLC....................................      15,800           339,858
 *Kansas City Southern Industries, Inc.................      77,900         1,290,803
 *Kasper A.S.L., Ltd...................................       5,500               165
 *Katy Industries, Inc.................................      10,100            54,035
 Kaydon Corp...........................................      34,100           883,190
 *KBK Capital Corp.....................................       3,300             3,960
 *#KCS Energy, Inc.....................................      48,800           130,784
 *Keane, Inc...........................................      90,564         1,314,989
 *Keith Companies, Inc.................................       8,600           135,020
 Keithley Instruments, Inc.............................       7,800           142,818
 *#Kellstrom Industries, Inc...........................      17,600               616
 Kellwood Co...........................................      38,200         1,138,360
 Kelly Services, Inc...................................      37,600           980,044
 *Kendle International, Inc............................      15,900           195,967
 Kennametal, Inc.......................................      37,600         1,507,760
 *Kennedy-Wilson, Inc..................................      11,800            64,192
 *Kensey Nash Corp.....................................      19,300           357,339
 *Kentucky Electric Steel, Inc.........................       2,800             1,498
 Kentucky First Bancorp, Inc...........................         900            12,663
 *#Keravision, Inc.....................................      26,400               251
 *Kevco, Inc...........................................       8,300                54
 Kewaunee Scientific Corp..............................       2,000            21,150
 *Key Energy Group, Inc................................     129,700         1,426,700
 *Key Production Co., Inc..............................      21,304           386,028
 *Key Technology, Inc..................................       6,100            25,406
 *Key Tronic Corp......................................      15,400            15,708
 *#Key3Media Group, Inc................................      22,300            23,415
 *Keynote Systems, Inc.................................       6,600            52,701
 *Keystone Automotive Industries, Inc..................      23,040           458,266
 *#Keystone Consolidated Industries, Inc...............       2,100             1,858
 *kforce.com, Inc......................................      48,427           268,043
 *KFX, Inc.............................................      34,900            97,720
                                                            SHARES             VALUE+
                                                            ------             ------
 Kimball International, Inc. Class B...................      41,400    $      692,415
 *Kimmins Corp.........................................       3,400               884
 *Kinark Corp..........................................       6,800             8,840
 *Kindred Healthcare, Inc..............................         300            13,291
 *Kirby Corp...........................................      39,600         1,081,080
 *Kit Manufacturing Co.................................         300             1,200
 Klamath First Bancorp, Inc............................       9,900           160,677
 Knape & Vogt Manufacturing Co.........................       3,190            41,071
 *Knight Trading Group, Inc............................      64,800           411,804
 *Knight Transportation, Inc...........................      48,025           958,339
 *Koala Corp...........................................      11,800            14,455
 *Kontron Mobile Computing, Inc........................       8,900             5,117
 *Kopin Corp...........................................      86,400           670,464
 *Korn/Ferry International.............................      49,500           530,640
 *Kos Pharmaceuticals, Inc.............................      27,100           538,612
 *Kosan Biosciences, Inc...............................      14,000           127,260
 #Koss Corp............................................       6,600           116,325
 *#Krauses Furniture, Inc..............................      23,100                42
 *Kroll, Inc...........................................      34,800           815,712
 *Kronos, Inc..........................................      29,400         1,205,694
 *K-Tel International, Inc.............................      12,700             1,460
 *K-Tron International, Inc............................       6,200            93,124
 *#Kulicke & Soffa Industries, Inc.....................      63,900           933,579
 *Kushner-Locke Co.....................................      16,600               108
 *K-V Pharmaceutical Co. Class A.......................      26,400           843,480
 *K-V Pharmaceutical Co. Class B.......................      12,450           406,990
 *KVH Industries, Inc..................................      10,600            79,129
 *L90, Inc.............................................       6,000             7,140
 *La Jolla Pharmceutical Co............................      53,200           318,402
 *LaBarge, Inc.........................................      18,600            80,910
 *LabOne, Inc..........................................      19,050           443,579
 *Labor Ready, Inc.....................................      70,600           626,928
 Laclede Group, Inc....................................      30,200           742,316
 *LaCrosse Footwear, Inc...............................       9,000            26,055
 *Ladish Co., Inc......................................      17,400           188,007
 Lakeland Bancorp, Inc.................................       8,100           142,519
 *Lakeland Industries, Inc.............................       2,000            20,350
 *Lakes Gaming, Inc....................................      11,475            86,235
 *Lamson & Sessions Co.................................      21,600           105,840
 Lancaster Colony Corp.................................      30,900         1,200,310
 Lance, Inc............................................      40,500           618,030
 *Lancer Corp..........................................      10,925            67,189
 *Landair Corp.........................................       4,100            63,078
 Landamerica Financial Group, Inc......................      23,200           751,680
 Landauer, Inc.........................................      12,200           475,190
 *Landec Corp..........................................      19,700            83,331
 Landrys Seafood Restaurants, Inc......................      31,700           805,180
 *#Lands End, Inc......................................      25,000         1,548,250
 *Landstar Systems, Inc................................      11,400         1,208,058
 *Lantronix, Inc.......................................      15,000            15,225
 *Large Scale Biology Corp.............................      29,900            39,468
 *Larscom, Inc.........................................      11,500            11,787
 *Laser Pacific Media Corp.............................      12,200            33,245
 *#Laser Technology, Inc...............................       5,000             4,300
 *Laserscope...........................................      19,600           112,896
 *#LaserSight Corp.....................................       7,500             1,387
 *Lason, Inc...........................................      22,800               228
 *Latitude Communications, Inc.........................      23,100            47,586
 *Lattice Semiconductor Corp...........................       5,000            53,750
 Lawson Products, Inc..................................      12,800           397,184
 *Layne Christensen Co.................................      20,200           200,586
 *Lazare Kaplan International, Inc.....................      12,000            93,000

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *LBP, Inc.............................................       3,200    $        2,336
 *LCA-Vision, Inc......................................      62,400            97,968
 *LCC International, Inc. Class A......................      18,200            42,315
 *LeadingSide, Inc.....................................      15,100                53
 *Learn2 Corp..........................................      36,274             3,265
 *Learning Tree International, Inc.....................      24,700           530,679
 *Lechters, Inc........................................      17,000                51
 *Lecroy Corp..........................................      12,500           178,500
 *Lectec Corp..........................................       5,000             3,400
 *Leesport Financial Corp..............................         500             9,927
 *Legato Systems, Inc..................................     112,215           701,905
 *LendingTree, Inc.....................................      24,600           347,229
 Lennox International, Inc.............................      73,505         1,220,183
 Lesco, Inc............................................      13,600           157,352
 *#Level 3 Communications, Inc.........................       6,500            29,282
 *#Level 8 Systems, Inc................................      20,129            18,217
 *Lexar Media, Inc.....................................      33,400            99,365
 *Lexent, Inc..........................................      39,200            75,460
 *Lexicon Genetics, Inc................................      64,100           390,048
 Libbey, Inc...........................................      20,000           692,000
 *Liberate Technologies, Inc...........................     131,400           547,938
 Liberty Bancorp, Inc..................................       2,700            70,524
 Liberty Corp..........................................      24,700         1,012,700
 Liberty Homes, Inc. Class A...........................         200             1,509
 *Liberty Livewire Corp. Class A.......................       4,280            14,338
 *LIFE Financial Corp..................................       2,400             9,240
 *Lifecell Corp........................................      26,300            59,964
 *Lifecore Biomedical, Inc.............................      20,200           226,745
 *Lifeline Systems, Inc................................       4,100           106,395
 *#LifePoint, Inc......................................      40,800           120,360
 Lifetime Hoan Corp....................................      15,062           104,380
 *#Ligand Pharmaceuticals, Inc. Class B................      83,877         1,525,303
 *Lightbridge, Inc.....................................      42,421           437,148
 *Lightning Rod Software, Inc..........................         580               258
 *LightPath Technologies, Inc..........................      26,300            32,086
 Lillian Vernon Corp...................................      11,600            93,960
 Lincoln Electric Holdings.............................      52,700         1,477,444
 Lindsay Manufacturer Co...............................      15,700           364,711
 *Linens 'n Things, Inc................................      47,000         1,442,900
 *Lionbridge Technologies, Inc.........................      31,197            73,937
 *Lipid Sciences, Inc..................................       6,258            27,222
 Liqui Box Corp........................................       4,400           294,690
 *Liquid Audio, Inc....................................      26,000            66,950
 *Lithia Motors, Inc. Class A..........................      12,100           309,760
 *Littlefield, Adams & Co..............................         900                 7
 *Littlefuse, Inc......................................      29,800           730,249
 *LLEX Oncology, Inc...................................      43,700           680,846
 *LLX Resorts, Inc.....................................       2,900            20,590
 *LMI Aerospace, Inc...................................       7,900            40,764
 LNR Property Corp.....................................      32,600         1,144,260
 *Lodgenet Entertainment Corp..........................      19,500           348,270
 *Lodgian, Inc.........................................      21,300             1,704
 *Loews Cineplex Entertainment Corp....................      68,100                 0
 *#Log On America, Inc.................................         600               129
 *Logic Devices, Inc...................................      10,000            10,350
 *Logility, Inc........................................      20,900            65,208
 *Lojack Corp..........................................      25,700           135,824
 Lone Star Steakhouse & Saloon, Inc....................      41,500           881,460
 *Lone Star Technologies, Inc..........................      35,700           856,800
 Longs Drug Stores Corp................................      49,300         1,507,101
 Longview Fibre Co.....................................      72,300           723,000
 *LookSmart, Ltd.......................................      43,000            97,180
                                                            SHARES             VALUE+
                                                            ------             ------
 Louisiana-Pacific Corp................................     135,900    $    1,433,745
 *Lowrance Electronics, Inc............................       2,200             9,680
 LSB Bancshares, Inc. NC...............................       5,156            93,220
 LSB Corp..............................................       4,300            59,985
 LSI Industries, Inc...................................      22,050           389,293
 *#LTX Corp............................................      60,900         1,020,988
 *Luby's Cafeterias, Inc...............................      32,900           229,971
 Lufkin Industries, Inc................................       8,200           223,245
 *Luminex Corp.........................................      36,200           240,368
 *Lund International Holdings, Inc.....................       2,200             4,070
 *Lydall, Inc..........................................      23,700           363,795
 *Lynch Corp...........................................       2,200            32,450
 *Lynch Interactive Corp...............................       4,400           156,200
 *Lynx Therapeutics, Inc...............................      18,200            23,114
 *M & F Worldwide Corp.................................      20,700            95,220
 *M.H. Meyerson & Co., Inc.............................       8,300             4,191
 MacDermid, Inc........................................      41,900           856,436
 *Mace Security International, Inc.....................      25,100            27,485
 *Mac-Gray Corp........................................      23,100            88,935
 *Mackie Designs, Inc..................................      16,100            62,549
 *Macromedia, Inc......................................      76,540         1,698,805
 *Macrovision Corp.....................................      29,800           481,717
 *Madden (Steven), Ltd.................................      19,700           334,506
 *Made2Manage Systems, Inc.............................       7,000            30,450
 Madison Gas & Electric Co.............................      25,000           683,375
 MAF Bancorp, Inc......................................      35,200         1,382,832
 *Magellan Health Services, Inc........................      49,200           262,728
 *Magna Entertainment Corp.............................      22,300           173,048
 *Magnetek, Inc........................................      37,200           431,520
 *Magnum Hunter Resources, Inc.........................      80,700           610,899
 *MAI Systems Corp.....................................       6,500             2,340
 *MAII Holdings, Inc...................................       4,700             9,283
 *Mail-Well, Inc.......................................      80,600           431,210
 *Main Street & Main, Inc..............................      17,600           108,504
 Maine Public Service Co...............................       1,700            51,765
 *#Major Automotive Companies, Inc.....................       3,980             6,149
 *Mallon Resources Corp................................      12,700            12,129
 *Management Network Group, Inc........................      31,400            89,019
 *Manatron, Inc........................................       1,102             4,524
 *Manchester Technologies, Inc.........................      12,600            31,122
 *Manhattan Associates, Inc............................      35,900           998,559
 Manitowoc Co., Inc....................................      36,050         1,422,173
 *Mannatech, Inc.......................................      13,500            35,505
 *Manning (Greg) Auctions, Inc.........................       9,200            14,858
 *Manufacturers' Services Ltd..........................      38,900           199,557
 *#Manugistic Group, Inc...............................      86,300           676,161
 *Mapics, Inc..........................................      28,900           210,826
 *Mapinfo Corp.........................................      19,200           199,488
 Marcus Corp...........................................      21,700           314,650
 *Marimba, Inc.........................................      23,600            43,424
 Marine Products Corp..................................      22,620           237,510
 *MarineMax, Inc.......................................      19,800           238,590
 *Marisa Christina, Inc................................       6,700            16,181
 Maritrans, Inc........................................       7,500           113,250
 *MarketWatch.com, Inc.................................      20,800           103,480
 *MarkWest Hydrocarbon, Inc............................       8,500            65,450
 *Marlton Technologies, Inc............................       7,800             3,666
 Marsh Supermarkets, Inc. Class A......................       1,600            25,120
 Marsh Supermarkets, Inc. Class B......................       5,800            83,839
 *Martek Biosciences Corp..............................      26,700           648,810
 *Marten Transport, Ltd................................       4,200            72,303
 *#Marvel Enterprises, Inc.............................      43,800           223,380

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Mascotech, Inc.......................................      60,200    $            0
 Massbank Corp.........................................       6,300           204,498
 Massey Energy Co......................................      97,300         1,274,630
 *Mastec, Inc..........................................      62,250           498,000
 *Matec Corp...........................................       1,650             7,590
 *Material Sciences Corp...............................      20,500           252,150
 *Matlack Systems, Inc.................................      11,800                18
 *Matria Healthcare, Inc...............................      12,900           280,317
 *Matritech, Inc.......................................      40,100           116,090
 *Matrix Bancorp, Inc..................................       9,500           119,415
 *Matrix Service Co....................................      10,800           102,222
 *MatrixOne, Inc.......................................      59,700           358,797
 Matthews International Corp. Class A..................      44,600         1,118,122
 *Mattson Technology, Inc..............................      49,145           388,983
 *Maui Land & Pineapple Company, Inc...................       7,500           142,875
 *Maverick Tube Corp...................................      43,500           674,250
 *Max & Ermas Restaurants, Inc.........................       3,300            51,233
 *Maxco, Inc...........................................       4,000            23,040
 *Maxcor Financial Group, Inc..........................       8,400            52,878
 *Maxicare Health Plans, Inc...........................       3,580                38
 *Maxim Pharmaceuticals, Inc...........................      27,800           112,451
 *Maximus, Inc.........................................      30,100           934,906
 *Maxtor Corp..........................................      47,100           249,630
 *Maxwell Shoe Company, Inc............................      17,100           232,560
 *Maxwell Technologies, Inc............................      15,800           188,020
 *Maxxam, Inc..........................................       8,900           103,240
 *Maxygen, Inc.........................................      35,800           363,191
 *Maynard Oil Co.......................................       6,200           104,718
 *Mayor's Jewelers, Inc................................      24,900            18,426
 *Mays (J.W.), Inc.....................................         200             2,485
 *Mazel Stores, Inc....................................      12,700            64,453
 MB Financial, Inc.....................................      15,200           473,632
 *McAfee.com Corp......................................       4,900            72,153
 *McClain Industries, Inc..............................       1,166             2,839
 McGrath Rent Corp.....................................      12,600           345,366
 *MCK Communications, Inc..............................      16,700            21,209
 *#McMoran Exploration Co..............................      22,164            93,975
 *MCSI, Inc............................................      24,900           322,580
 MDC Holdings, Inc.....................................      37,169         1,654,392
 *Meade Instruments Corp...............................      26,200           153,794
 *Meadow Valley Corp...................................       2,400             3,060
 Meadowbrook Insurance Group, Inc......................      11,000            42,350
 *#Measurement Specialties, Inc........................      12,900            89,655
 *Mechanical Technology, Inc...........................       4,700             6,862
 *Medarex, Inc.........................................      88,500           888,098
 *#Med-Design Corp.....................................      13,100           214,251
 Medford Bancorp, Inc..................................      10,600           276,395
 *Media 100, Inc.......................................      17,000            42,160
 *#Media Arts Group, Inc...............................      20,600            85,284
 Media General, Inc. Class A...........................       3,100           201,841
 *#MediaBay, Inc.......................................      18,000            85,860
 *Medialink Worldwide, Inc.............................       7,300            29,529
 *Medical Action Industries, Inc.......................      14,200           181,192
 *#Medical Resources, Inc..............................       5,235                12
 *Medicis Pharmaceutical Corp. Class A.................      15,000           695,250
 *Medicore, Inc........................................       3,800             7,049
 *Medquist, Inc........................................      46,200         1,281,357
 *Medstone International, Inc..........................       6,000            32,070
 *MEDTOX Scientific, Inc...............................       3,630            42,108
 *Memberworks, Inc.....................................      23,700           407,048
                                                            SHARES             VALUE+
                                                            ------             ------
 *MEMC Electronic Materials, Inc.......................      76,600    $      589,820
 *Mens Warehouse, Inc..................................      49,300         1,394,204
 Mentor Corp...........................................      36,300         1,389,927
 *Mentor Graphics Corp.................................      81,600         1,325,592
 *#Mercator Software, Inc..............................      42,700           102,267
 Merchants Bancshares, Inc.............................       8,250           229,969
 Merchants Group, Inc..................................       1,300            32,175
 *Mercury Air Group, Inc...............................       8,400            39,690
 *Mercury Computer Systems, Inc........................      28,700           785,663
 Meridian Bioscience, Inc..............................      18,900           136,742
 *Meridian Medical Technology, Inc.....................       5,700           201,182
 *Meridian Resource Corp...............................      69,000           235,980
 *MeriStar Hotels & Resorts, Inc.......................      38,200            31,706
 *Merit Medical Systems, Inc...........................      19,375           334,994
 *Merix Corp...........................................      18,600           321,687
 *Merrimac Industries, Inc.............................       2,160            23,760
 *Mesa Air Group, Inc..................................      53,700           539,685
 *Mesa Labs, Inc.......................................       4,900            31,605
 *Mesaba Holdings, Inc.................................      32,450           222,932
 *Mestek, Inc..........................................       5,400           110,322
 *Meta Group, Inc......................................      16,500            42,488
 *MetaSolv Software, Inc...............................      50,800           228,854
 *Metatec Corp. Class A................................       7,800             1,989
 Methode Electronics, Inc. Class A.....................      42,900           459,245
 Met-Pro Corp..........................................      11,175           166,284
 #Metris Companies, Inc................................      63,900           940,608
 *Metro One Telecommunications, Inc....................      31,650           546,912
 *Metrocall, Inc.......................................      33,985               595
 MetroCorp. Bancshares, Inc............................       7,100            93,472
 *Metrologic Instruments, Inc..........................       6,300            43,754
 *Metromedia International Group, Inc..................     116,600             6,996
 *Metropolitan Financial Corp..........................       4,100            17,323
 MFB Corp..............................................       1,800            43,983
 *MFRI, Inc............................................       4,900            12,128
 *MGI Pharma, Inc......................................      32,600           257,703
 MI Schottenstein Homes, Inc...........................      10,500           672,525
 *Michael Anthony Jewelers, Inc........................       7,400            21,460
 *Micro Component Technology, Inc......................      16,252            49,569
 *Micro General Corp...................................      10,600           211,735
 *Micro Linear Corp....................................      18,700            66,385
 MicroFinancial, Inc...................................      10,700            84,637
 *Micromuse, Inc.......................................      96,500           677,913
 *Micros Systems, Inc..................................      26,700           772,565
 *Micros to Mainframes, Inc............................       7,100             8,840
 *Microsemi Corp.......................................      40,500           588,465
 *Micro-Therapeutics, Inc..............................      25,400           122,555
 *#Microtune, Inc......................................      66,400           671,636
 *Microvision, Inc.....................................      16,200           124,173
 *Mid Atlantic Medical Services, Inc...................      67,700         2,431,107
 *Midas, Inc...........................................      26,000           350,480
 *Middleby Corp........................................      14,300           109,824
 Middlesex Water Co....................................       6,300           150,791
 Midland Co............................................       3,300           158,070
 Mid-State Bancshares..................................      30,100           556,399
 *Midway Airlines Corp.................................       6,300             1,890
 *Midway Games, Inc....................................      61,700           626,255
 Midwest Banc Holdings, Inc............................      12,000           336,780
 *Midwest Express Holdings, Inc........................      23,100           416,031
 Midwest Grain Products, Inc...........................      10,400           145,340
 MIIX Group, Inc.......................................       4,600             6,900
 *Mikohn Gaming Corp...................................      14,000            71,750
 Milacron, Inc.........................................      53,000           662,500

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *#Milestone Scientific, Inc...........................       5,100    $        3,672
 *#Millennium Cell, Inc................................      34,100            94,798
 Millennium Chemicals, Inc.............................      82,300         1,172,775
 *Miller Industries, Inc...............................      12,680            46,916
 *Millerbuilding Systems Escrow Shares.................       3,200               960
 *Millicom International Cellular S.A..................         245             1,069
 *Miltope Group, Inc...................................      11,000            54,450
 *MIM Corp.............................................      27,900           302,576
 Mine Safety Appliances Co.............................      17,000           763,640
 Minerals Technologies, Inc............................      25,300         1,329,515
 Minuteman International, Inc..........................       1,000            10,055
 *MIPS Technologies, Inc...............................      21,700           154,287
 *#Miravant Medical Technologies.......................      25,000            24,875
 *Misonix, Inc.........................................       7,100            47,819
 *Mission Resources Corp...............................      31,800            69,801
 *Mississippi Chemical Corp............................      39,142            55,582
 Mississippi Valley Bancshares, Inc....................      12,100           546,618
 *Mitcham Industries, Inc..............................      14,900            60,047
 *Mitek Systems, Inc...................................      13,900            21,823
 *Mity-Lite, Inc.......................................       7,200            85,572
 *MKS Instruments, Inc.................................      43,488         1,336,386
 *MKTG Services, Inc...................................       6,466             4,494
 *Mobile Mini, Inc.....................................      17,800           337,132
 *Mobius Management Systems, Inc.......................      26,000            75,270
 Mocon, Inc............................................       7,800            78,663
 *Modem Media, Inc.....................................       1,800             6,993
 Modine Manufacturing Co...............................      41,700         1,177,191
 *Modtech Holdings, Inc................................      18,857           206,861
 *Moldflow Corp........................................      11,800           116,053
 *Molecular Devices Corp...............................      18,640           352,669
 *Monaco Coach Corp....................................      42,450         1,078,230
 *Monarch Casino and Resort, Inc.......................      10,400           158,600
 *Monarch Dental Corp..................................       1,833             7,552
 *Mondavi (Robert) Corp. Class A.......................      11,200           402,920
 *Monro Muffler Brake, Inc.............................      10,700           234,812
 *Monterey Bay Bancorp, Inc............................       4,300            79,357
 *Monterey Pasta Co....................................      16,400           161,294
 *Moog, Inc. Class A...................................      14,100           429,345
 *Moog, Inc. Class B...................................       3,000           105,000
 *Moore Medical Corp...................................       3,900            36,797
 *Morgan Group Holding Co..............................       4,400             3,850
 *Morgan's Foods, Inc..................................         900             3,600
 *Morton Industrial Group, Inc. Class A................       1,000               850
 *Morton's Restaurant Group, Inc.......................       6,200            85,870
 *Mossimo, Inc.........................................      16,600           191,149
 *Mother's Work, Inc...................................       3,300           115,137
 *Motor Car Parts & Accessories, Inc...................       2,500             9,875
 Movado Group, Inc.....................................      16,700           359,050
 *Movie Gallery, Inc...................................      34,300           617,572
 *MPS Group, Inc.......................................     129,800         1,072,148
 *MPW Industrial Services Group........................       5,000            10,825
 *MRO Software, Inc....................................      29,300           392,034
 *MRV Communications, Inc..............................     119,600           171,626
 *MSC Industrial Direct Co., Inc. Class A..............      27,800           517,080
 *MSC Software Corp....................................      37,100           385,840
 *#MTI Technology Corp.................................      21,100            14,981
 *MTR Gaming Group, Inc................................      25,200           407,358
 MTS Systems Corp......................................      33,040           342,460
 *Mueller Industries, Inc..............................      40,600         1,345,484
 *Multex.com, Inc......................................      44,800           145,824
 *Multi Color Corp.....................................       1,500            25,125
                                                            SHARES             VALUE+
                                                            ------             ------
 *Multilink Technology Corp............................      54,000    $       43,470
 *#Multimedia Games, Inc...............................      15,900           472,389
 *M-Wave, Inc..........................................       5,300            23,876
 Myers Industries, Inc.................................      35,101           554,245
 *Myriad Genetics, Inc.................................      30,900           688,761
 Mystic Financial, Inc.................................       1,700            29,699
 *Nabi Biopharmaceuticals..............................      48,300           285,453
 Nacco Industries, Inc. Class A........................       9,100           623,805
 *Nanogen, Inc.........................................      33,100           101,121
 *Nanometrics, Inc.....................................      18,100           307,248
 *Nanophase Technologies Corp..........................      18,800           106,314
 *Napco Security Systems, Inc..........................       2,150            14,233
 *#Napro Biotherapeutics, Inc..........................      37,400           258,995
 Nara Bancorp, Inc.....................................       3,500            81,813
 Nash Finch Co.........................................      14,800           459,614
 *Nashua Corp..........................................       7,600            50,160
 *#Nastech Pharmaceutical Co., Inc.....................      12,600           200,781
 *NATCO Group, Inc. Class A............................      23,800           195,636
 *Nathans Famous, Inc..................................       9,900            40,293
 *National Beverage Corp...............................      20,400           271,116
 *National Dentex Corp.................................       4,600           116,357
 *National Equipment Services, Inc.....................      25,900            85,470
 *National Home Health Care Corp.......................       5,465            75,991
 *National Information Consortium, Inc.................      75,500           286,145
 *National Medical Health Card Systems, Inc............       8,600            93,525
 National Penn Bancshares, Inc.........................      24,441           645,120
 National Presto Industries, Inc.......................       9,000           281,250
 *National Processing, Inc.............................      69,200         1,944,520
 *National Research Corp...............................       7,000            55,650
 *National RV Holdings, Inc............................      20,700           226,872
 National Service Industries, Inc......................      10,925            96,686
 *National Steel Corp. Class B.........................      18,200             2,912
 *National Technical Systems, Inc......................      13,000            28,535
 *National Western Life Insurance Co. Class A..........       1,000           111,020
 *#NationsRent, Inc....................................      25,950             1,427
 *Natrol, Inc..........................................      10,000            13,950
 *Natural Alternatives International, Inc..............       5,400            15,795
 *Natural Wonders, Inc.................................       5,700                 5
 Natures Sunshine Products, Inc........................      27,159           299,156
 *Nautica Enterprises, Inc.............................      52,100           677,821
 *#Nautilus Group, Inc.................................      36,600         1,337,730
 *Navarre Corp.........................................      32,900            52,311
 *Navidec, Inc.........................................      14,300             5,220
 *Navigant Consulting, Inc.............................      57,800           393,040
 *Navigant International, Inc..........................      18,300           276,330
 *Navigators Group, Inc................................       8,700           231,203
 NBT Bancorp...........................................      31,948           543,276
 *NBTY, Inc............................................      82,500         1,341,863
 *NCI Building Systems, Inc............................      23,800           487,900
 *#Nco Escrow..........................................      12,000                 0
 *NCO Group, Inc.......................................      45,132         1,135,747
 *NCO Portfolio Management, Inc........................       1,665            11,822
 NDChealth Corp........................................      44,400         1,432,788
 *Neff Corp. Class A...................................      24,100            13,617
 Nelson (Thomas), Inc..................................      21,000           274,050
 *Neoforma, Inc........................................      22,300           318,667
 *Neogen Corp..........................................       7,300           112,858
 *NeoMagic Corp........................................      35,900           105,008
 *NEON Systems, Inc....................................       9,700            49,131
 *Neopharm, Inc........................................      19,580           252,484

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Neorx Corp...........................................      36,800    $       96,968
 *Neose Technologies, Inc..............................      23,100           244,283
 *Neotherapeutics, Inc.................................       7,800             3,276
 *#Neoware Systems, Inc................................       6,900            66,275
 *#Net Perceptions, Inc................................      23,500            27,378
 *Net.B@nk, Inc........................................      36,433           485,105
 *Net2Phone, Inc.......................................      42,300           226,305
 *Netegrity, Inc.......................................      41,600           296,192
 *Netguru, Inc.........................................      19,100            57,014
 *NetIQ Corp...........................................      22,300           516,357
 *Netmanage, Inc.......................................      98,500            95,053
 *Netopia, Inc.........................................      24,700            93,243
 *NetRadio Corp........................................       2,445               147
 *NetRatings, Inc......................................      36,900           413,649
 *Netro Corp...........................................      73,800           174,906
 *Netscout System, Inc.................................      36,800           305,624
 *NetSolve, Inc........................................      27,500           196,488
 *Network Equipment Technologies, Inc..................      34,500           195,960
 *#Network Plus Corp...................................      14,500                58
 *Netzee, Inc..........................................         687               258
 *Neurobiological Technologies, Inc....................       2,700             8,384
 *Neurocrine Biosciences, Inc..........................      39,500         1,280,985
 *Neurogen Corp........................................      22,900           274,228
 *Nevada Chemicals, Inc................................       2,500             7,875
 *New American Healthcare Corp.........................         200                 2
 *New Brunswick Scientific Co., Inc....................       9,764            77,136
 *New Century Equity Holdings Corp.....................      53,100            22,568
 New Century Financial Corp............................      26,800           725,744
 New England Business Services, Inc....................      22,700           600,415
 *New Focus, Inc.......................................      52,400           161,130
 New Hampshire Thrift BancShares, Inc..................         200             3,769
 *New Horizons Worldwide, Inc..........................      13,600           145,520
 New Jersey Resources Corp.............................      36,300         1,107,150
 *New World Restaurant Group, Inc......................       6,000             1,530
 *Newcor, Inc..........................................       6,300             2,048
 *Newmark Homes Corp...................................       8,500           142,333
 Newmil Bancorp, Inc...................................       4,700           102,578
 *Newpark Resources, Inc...............................      90,900           714,474
 Newport Corp..........................................      47,600           839,902
 *Newtek Capital, Inc..................................       2,500            11,875
 *NEXIQ Technologies, Inc..............................       5,300             7,235
 *Nextel Partners, Inc.................................      27,600           140,622
 *Niagara Corp.........................................      12,200            37,454
 Nitches, Inc..........................................         864             5,335
 NL Industries, Inc....................................      34,100           613,800
 *NMS Communications Corp..............................      44,000           156,420
 *NMT Medical, Inc.....................................      16,800           112,980
 NN, Inc...............................................      17,050           183,288
 *Nobel Learning Communities, Inc......................       7,600            46,854
 *Nobility Homes, Inc..................................       6,000            54,600
 #Noble International, Ltd.............................       9,200           124,200
 *Noel Group, Inc......................................       8,000               110
 Noland Co.............................................         200             5,220
 Nordson Corp..........................................      43,200         1,229,688
 *Norstan, Inc.........................................      16,000           106,720
 *Nortek, Inc..........................................      16,600           713,966
 *North American Scientific, Inc.......................      12,200           145,546
 North Central Bancshares, Inc.........................       2,700            74,804
 North Pittsburgh Systems, Inc.........................      19,500           292,305
 Northeast Bancorp.....................................         900            12,830
                                                            SHARES             VALUE+
                                                            ------             ------
 Northeast Pennsylvania Financial Corp.................       5,500    $       95,425
 *Northern Technologies International Corp.............       3,000            12,120
 *#Northfield Laboratories, Inc........................      19,900            81,889
 *Northland Cranberries, Inc...........................       6,900             6,590
 Northrim BanCorp, Inc.................................       7,968           123,948
 *Northwest Airlines Corp..............................         400             6,694
 Northwest Bancorp, Inc................................      66,300           971,295
 Northwest Natural Gas Co..............................      37,300         1,091,025
 *Northwest Pipe Co....................................       9,100           183,365
 #Northwestern Corp....................................      35,600           627,628
 *Novadigm, Inc........................................      29,600           208,976
 *#Novamed Eyecare, Inc................................      17,800            14,507
 *Novavax, Inc.........................................      31,000           142,600
 *Novell, Inc..........................................      58,870           201,335
 *Noven Pharmaceuticals, Inc...........................      30,500           808,555
 Novitron International, Inc...........................       1,430            10,117
 *Novoste Corp.........................................      19,500           128,603
 *NPS Pharmaceuticals, Inc.............................      39,300           751,023
 *NQL, Inc.............................................      19,000               105
 *NS Group, Inc........................................      30,100           257,355
 *Nstor Technology.....................................      26,700             5,607
 *#NTELOS, Inc.........................................      22,000            30,910
 *NTN Communications, Inc..............................      31,193            42,111
 *Nu Horizons Electronics Corp.........................      24,000           211,560
 *#Nucentrix Broadband Networks, Inc...................      14,200            46,008
 *NuCo2, Inc...........................................      12,100           147,620
 *Nuevo Energy Co......................................      28,100           440,889
 NUI Corp..............................................      21,592           550,164
 *Number Nine Visual Technology Corp...................       8,400                88
 *Numerex Corp. Class A................................      17,300           147,656
 *Numerical Technologies, Inc..........................      40,900           323,928
 NuSkin Enterprises, Inc...............................      48,400           605,000
 *Nutraceutical International Corp.....................      14,400            99,144
 *Nutramax Products, Inc...............................       3,300                45
 *Nutrition 21, Inc....................................      11,600             7,424
 *Nx Networks, Inc.....................................      47,900               263
 *#NYFIX, Inc..........................................      35,875           339,736
 Nymagic, Inc..........................................       8,700           158,340
 *O.I. Corp............................................       2,900            14,283
 Oak Hill Financial, Inc...............................       3,000            64,005
 *Oak Technology, Inc..................................      69,490           899,548
 *Oakley, Inc..........................................      89,400         1,641,384
 *Oakwood Homes Corp...................................      12,200            86,376
 *OAO Technology Solutions, Inc........................      29,400            53,361
 *Obie Media Corp......................................       7,100            22,223
 *Oceaneering International, Inc.......................      37,700         1,169,077
 OceanFirst Financial Corp.............................      25,200           527,688
 *O'Charleys, Inc......................................      24,250           559,084
 *Ocular Sciences, Inc.................................      34,500           973,763
 *Ocwen Financial Corp.................................      96,600           637,560
 *Odetics, Inc. Class A................................         300               422
 *Odetics, Inc. Class B................................         200               414
 *Officemax, Inc.......................................     154,600         1,094,568
 *Official Payments Corp...............................      28,600            84,799
 *Offshore Logistics, Inc..............................      33,800           712,673
 Oglebay Norton Co.....................................       6,400            80,768
 *Ohio Casualty Corp...................................      72,300         1,512,155
 Oil-Dri Corp. of America..............................       5,700            51,585
 *Old Dominion Freight Lines, Inc......................      10,800           150,930

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Olin Corp.............................................      60,800    $    1,196,544
 *Olympic Steel, Inc...................................      13,900            76,520
 Omega Financial Corp..................................      11,400           371,184
 *Omega Protein Corp...................................      28,700           117,670
 *Omega Worldwide, Inc.................................      19,700            41,961
 *#Omni Nutraceuticals, Inc............................      40,100               622
 *OmniVision Technologies, Inc.........................      28,500           362,235
 *Omnova Solutions, Inc................................       1,800            15,408
 *Omtool, Ltd..........................................      19,500            21,645
 *On Assignment, Inc...................................      34,700           743,448
 *On Command Corp......................................      49,600           155,000
 *ON Semiconductor Corp................................      91,700           264,555
 *On Technology Corp...................................      22,800            49,248
 *One Price Clothing Stores, Inc.......................       3,057             7,429
 Oneida, Ltd...........................................      25,200           456,120
 Oneok, Inc............................................      75,300         1,563,981
 *OneSource Information Services, Inc..................      11,900            82,229
 *Online Resources Corp................................      16,600            52,871
 *Ontrack Data International, Inc......................      22,100           332,495
 *Onyx Acceptance Corp.................................       8,700            41,108
 *Onyx Pharmacueticals, Inc............................      24,800           177,444
 *Onyx Software Corp...................................      62,900           229,271
 *OPENT Technologies, Inc..............................      19,400           178,965
 *Openwave Systems, Inc................................      80,800           488,032
 *Opinion Research Corp................................       1,700            10,336
 *Oplink Communications, Inc...........................      53,100            56,021
 *Opta Food Ingredients, Inc...........................      13,000            19,305
 Opti, Inc.............................................      18,600            29,202
 *Optical Sensors, Inc.................................       9,800             6,615
 *OpticNet, Inc........................................       5,600                 0
 *Optika Imaging Systems, Inc..........................      12,000            24,660
 *Option Care, Inc.....................................      26,000           339,170
 *OraPharma, Inc.......................................      16,300            69,357
 *OraSure Technologies, Inc............................      46,800           313,794
 *Orbit International Corp.............................       1,266             6,064
 *ORBIT/FR, Inc........................................       7,000             5,110
 *Orbital Sciences Corp................................      59,900           461,230
 *Orchid Biosciences, Inc..............................      24,300            35,478
 *Oregon Steel Mills, Inc..............................      31,300           175,280
 Oregon Trail Financial Corp...........................       4,600            88,550
 *Oriole Homes Corp. Class A Convertible...............         800             2,484
 *Oriole Homes Corp. Class B...........................       2,000             5,600
 *Orleans Homebuilders, Inc............................      13,400           118,590
 *Orphan Medical, Inc..................................      13,500           154,103
 *Orthodontic Centers of America, Inc..................      37,851           983,369
 *Orthologic Corp......................................      44,600           218,317
 Oshkosh B'Gosh, Inc. Class A..........................      20,300           773,227
 Oshkosh Truck Corp. Class B...........................      24,100         1,453,592
 *#OSI Pharmaceutical, Inc.............................      42,400         1,284,508
 *OSI Systems, Inc.....................................      16,300           337,247
 *Osmonics, Inc........................................      15,700           251,200
 *Osteotech, Inc.......................................      23,900           197,295
 *Ostex International, Inc.............................      15,000            31,425
 Otter Tail Power Co...................................      37,000         1,110,185
 *Outlook Group Corp...................................       2,400            12,516
 *Outsource International, Inc.........................       6,700                37
 *Overland Data, Inc...................................      14,300           184,399
 Overseas Shipholding Group, Inc.......................      41,600           928,096
 *Overture Services, Inc...............................      12,100           234,377
 #Owens & Minor, Inc...................................      48,600           916,596
 *#Owens Corning.......................................      53,800            79,624
                                                            SHARES             VALUE+
                                                            ------             ------
 *Owens-Illinois, Inc..................................      32,600    $      570,500
 *Owosso Corp..........................................       6,800             3,434
 Oxford Industries, Inc................................       9,900           272,052
 *Oxigene, Inc.........................................      17,900            36,427
 *Oxis International, Inc..............................       7,900             2,094
 *OYO Geospace Corp....................................       5,100            62,985
 *P&F Industries, Inc. Class A.........................       1,300             9,438
 *#P.F. Chang's China Bistro, Inc......................      33,200         1,088,628
 *Pacific Aerospace and Electronics, Inc...............      25,700             1,568
 Pacific Capital Bancorp...............................      32,800         1,060,916
 Pacific Crest Capital, Inc............................       1,060            30,051
 *#Pacific Gateway Exchange, Inc.......................      28,000               126
 *Pacific Mercantile Bancorp...........................       5,900            45,135
 Pacific Northwest Bancorp.............................      23,800           686,868
 *Pacific Sunwear of California, Inc...................      41,000           796,015
 *#Pacificare Health Systems, Inc......................      44,900         1,241,710
 *Packaged Ice, Inc....................................      26,900            36,988
 *Packeteer, Inc.......................................      40,900           274,644
 *Pac-West Telecomm, Inc...............................      23,200            11,484
 *Pain Therapeutics, Inc...............................      23,100           197,736
 *Palatin Technologies, Inc............................          62               167
 *#Paligent, Inc.......................................         347                 8
 *Palm Harbor Homes, Inc...............................      31,269           705,272
 *PAM Transportation Services, Inc.....................      12,900           320,501
 Pamrapo Bancorp, Inc..................................       6,800           108,256
 *Panavision, Inc......................................       3,600            11,628
 *Panera Bread Co......................................      16,900         1,050,504
 *Pantry, Inc..........................................       9,900            40,095
 *Papa John's International, Inc.......................      26,600           902,405
 *Par Technology Corp..................................      11,200            60,704
 *Paradyne Networks Corp...............................      48,563           161,958
 *Paragon Technologies, Inc............................       4,700            38,540
 *Parallel Petroleum Corp..............................      26,600            75,145
 *Parametric Technology Corp...........................      48,600           169,857
 *Paravant, Inc........................................      22,700            82,288
 *Parexel International Corp...........................      31,200           424,008
 Park Bancorp, Inc.....................................       1,700            34,723
 Park Electrochemical Corp.............................      25,250           748,663
 *Parker Drilling Co...................................     112,600           481,928
 *#Parkervision, Inc...................................      17,400           400,113
 *Park-Ohio Holdings Corp..............................      16,400            92,168
 Parkvale Financial Corp...............................       7,500           216,638
 *Parlex Corp..........................................       7,300            93,367
 *Parlux Fragrances, Inc...............................      15,400            39,578
 *#Pathmark Stores, Inc................................      37,600           845,436
 *Patient Infosystems, Inc.............................       8,800             1,276
 Patina Oil & Gas Corp.................................      27,034           964,843
 Patrick Industries, Inc...............................       7,900            71,495
 Patriot Bank Corp.....................................       8,700           122,844
 *Patriot Transportation Holding, Inc..................       2,500            73,125
 *Paula Financial, Inc.................................       6,600             5,280
 *#Paul-Son Gaming Corp................................       4,100            10,558
 *Paxar Corp...........................................      65,000         1,110,200
 *Paxson Communications Corp...........................      77,800           715,760
 *Payless Cashways, Inc................................         160                 0
 *PC Connection, Inc...................................      35,250           344,216
 *PC Mall, Inc.........................................      13,500            56,430
 *PCD, Inc.............................................      12,000            13,800
 *PC-Tel, Inc..........................................      25,200           182,448
 *PDF Solutions, Inc...................................       7,500            76,238
 *PDI, Inc.............................................      18,000           352,440

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *PDS Financial Corp...................................       1,100    $        1,716
 *PEC Solutions, Inc...................................      33,700           896,757
 *Pediatric Services of America, Inc...................       4,800            40,008
 *Pediatrix Medical Group, Inc.........................      31,900         1,213,795
 *Peerless Manufacturing Co............................       3,200            62,544
 *Peerless Systems Corp................................      17,900            32,489
 *Pegasus Communications Corp. Class A.................      57,100            81,082
 *Pegasus Solutions, Inc...............................      33,900           498,839
 *Pegasystems, Inc.....................................      42,700           482,083
 *Pemco Aviation Group, Inc............................         950            24,486
 *#Pemstar, Inc........................................      45,800            71,219
 Penford Corp..........................................      10,400           200,668
 Penn Engineering & Manufacturing Corp. Class A........       1,200            21,360
 Penn Engineering & Manufacturing Corp. Non-Voting.....      15,000           268,500
 *Penn National Gaming, Inc............................      24,000           861,720
 *Penn Traffic Co......................................          93               983
 *Penn Treaty American Corp............................      24,800           109,120
 Penn Virginia Corp....................................      10,500           372,645
 Penn-America Group, Inc...............................      15,000           142,500
 Pennfed Financial Services, Inc.......................      11,100           294,927
 *Pentacon, Inc........................................      16,900             3,296
 Penton Media, Inc.....................................      38,200           157,384
 *Penwest Pharmaceuticals Co...........................      18,500           341,695
 Peoples Bancorp, Inc..................................         300             5,670
 Peoples Bank CT.......................................       3,700           100,474
 Pep Boys -- Manny, Moe & Jack.........................      89,900         1,475,259
 *Perceptron, Inc......................................      12,550            22,778
 *Peregrine Systems, Inc...............................      10,000            13,650
 *Performance Food Group Co............................      36,800         1,382,576
 *Performance Technologies, Inc........................      21,200           179,882
 *Pericom Semiconductor Corp...........................      31,600           436,396
 *Perini Corp..........................................      23,700            93,615
 *Perrigo Co...........................................     102,500         1,435,513
 *Perry Ellis International, Inc.......................       8,700           145,856
 *Per-Se Technologies, Inc.............................      47,800           516,479
 *Personnel Group of America, Inc......................      31,800            34,980
 *Pervasive Software, Inc..............................      20,800            81,640
 *Petrocorp, Inc.......................................       6,900            65,895
 *Petroleum Development Corp...........................      25,800           165,378
 *PetSmart, Inc........................................     142,600         2,338,640
 PFF Bancorp, Inc......................................      18,100           609,789
 *#Pfsweb, Inc.........................................       4,942             2,298
 *Pharmaceutical Products Development Service Co.......      52,240         1,327,418
 *Pharmaceutical Resources, Inc........................      40,100           994,881
 *Pharmacopeia, Inc....................................      36,700           409,389
 *Pharmacyclics, Inc...................................      20,600            97,129
 *Pharmanetics, Inc....................................      12,100            85,366
 *Pharmchem Laboratories, Inc..........................       7,500             4,688
 *Phar-Mor, Inc........................................      14,200               142
 *Pharmos Corp.........................................       6,200             6,789
 *Philadelphia Consolidated Holding Corp...............      28,000         1,183,280
 Philadelphia Suburban Corp............................      17,250           357,075
 Phillips-Van Heusen Corp..............................      43,700           686,090
 *#Phoenix Gold International, Inc.....................       1,000             2,755
 *Phoenix Technologies, Ltd............................      41,500           534,313
 *Phonetel Technologies, Inc...........................         112                 4
 *Photo Control Corp...................................       1,000             1,995
                                                            SHARES             VALUE+
                                                            ------             ------
 *Photoelectron Corp...................................      14,200    $       40,470
 *#PhotoMedex, Inc.....................................      14,000            24,080
 *Photon Dynamics, Inc.................................      20,200           815,373
 *#PhotoWorks, Inc.....................................      26,300             7,167
 *Photronics, Inc......................................      39,700           907,741
 *Physiometrix, Inc....................................       7,700             8,624
 *Piccadilly Cafeterias, Inc...........................      14,700            52,185
 *Pico Holdings, Inc...................................      21,600           325,836
 Piedmont Natural Gas Co...............................      40,800         1,464,720
 *Pierre Foods, Inc....................................       7,600            17,860
 Pilgrim's Pride Corp..................................      12,900           139,449
 Pilgrims Pride Corp. Class B..........................      38,600           560,472
 *Pilot Network Services, Inc..........................      21,300                48
 *Pinnacle Entertainment, Inc..........................      39,400           420,398
 *Pinnacle Systems, Inc................................      71,500           782,568
 Pioneer Standard Electronics, Inc.....................      49,300           562,020
 Pittston Brink's Group................................      54,318         1,467,129
 *Pixelworks, Inc......................................      47,400           409,536
 *Pizza Inn, Inc.......................................      11,600            16,182
 *Plains Resources, Inc................................      34,700           936,900
 *Planar Systems, Inc..................................      17,200           393,622
 *PlanetCAD, Inc.......................................      15,350             4,912
 *Plantronics, Inc.....................................      58,000         1,314,860
 *PlanVista Corp.......................................      17,500            69,825
 *Plato Learning, Inc..................................      19,766           239,366
 *#Play By Play Toys and Novelties, Inc................       5,900                32
 *Playboy Enterprises, Inc. Class A....................       6,600            85,602
 *Playboy Enterprises, Inc. Class B....................      32,300           475,779
 *Playtex Products, Inc................................      76,300         1,036,917
 *Plexus Corp..........................................      52,300         1,182,765
 *#Pliant Systems, Inc.................................      10,600                27
 *#Plug Power, Inc.....................................      33,400           291,415
 *PLX Technology, Inc..................................      28,100           198,105
 *Plymouth Rubber, Inc. Class B........................         200               260
 PMA Capital Corp. Class A.............................      30,700           591,436
 *PMCC Financial Corp..................................       2,600             1,690
 PMR Corp..............................................       7,500            13,950
 PNM Resources, Inc....................................      48,900         1,271,400
 Pocahontas Bancorp, Inc...............................       7,700            76,307
 Pogo Producing Co.....................................      40,800         1,290,096
 *#Point Therapeutics, Inc.............................         660               960
 *Point West Capital Corp..............................       3,400                77
 *Point.360............................................      12,200            32,330
 Polaris Industries, Inc...............................      15,000         1,043,100
 *#PolyMedica Corp.....................................      17,300           623,752
 *Polymer Group, Inc...................................      31,100             2,488
 Polyone Corp..........................................     114,300         1,323,594
 *Pomeroy Computer Resource, Inc.......................      19,500           291,428
 Pope & Talbot, Inc....................................      20,400           330,480
 *Porta Systems Corp...................................      10,700               749
 *Portal Software, Inc.................................      67,300            81,097
 *Possis Medical, Inc..................................      26,500           358,545
 Potlatch Corp.........................................      36,900         1,263,825
 *Powell Industries, Inc...............................      12,500           265,063
 *Power Intergrations, Inc.............................      37,600           849,196
 *PowerCerv Corp.......................................       1,755             1,114
 *Power-One, Inc.......................................      98,800           888,212
 *Powerwave Technologies, Inc..........................      81,800           867,489
 *Pozen, Inc...........................................       8,600            44,763
 *PPT Vision, Inc......................................       6,800             6,358
 *PracticeWorks, Inc...................................      11,725           195,690
 *PRAECIS Pharmaceuticals, Inc.........................      40,500           137,295

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Premier Financial Bancorp............................       7,100    $       65,143
 *#Premier Laser Systems, Inc. Class A.................       9,900                25
 *#Pre-Paid Legal Services, Inc........................      31,550           763,510
 Presidential Life Corp................................      41,900           927,876
 *Presstek, Inc........................................      46,500           306,203
 *Preview Systems, Inc.................................       6,200               248
 *Previo, Inc..........................................       7,075            12,629
 *#PRG-Schultz International, Inc......................      79,700         1,114,605
 *Price Communications Corp............................      68,300         1,190,469
 *Price Legacy Corp....................................      29,734           118,936
 *Priceline.com, Inc...................................     231,900           935,717
 *Pricesmart, Inc......................................       4,400           176,550
 *Pride International, Inc.............................      18,700           362,780
 *Prima Energy Corp....................................      20,362           478,812
 *Prime Hospitality Corp...............................      69,300           875,952
 *Prime Medical Services, Inc..........................      21,100           191,272
 *PRIMEDIA, Inc........................................     296,538           590,111
 *Primix Solutions, Inc................................       9,900               287
 *Primus Knowledge Solutions, Inc......................      21,400            24,289
 *Princeton Review, Inc................................       6,100            48,770
 *Princeton Video Image, Inc...........................      13,800            18,078
 *Printronix, Inc......................................       8,900           107,512
 *Printware, Inc.......................................       4,000            17,500
 *Priority Healthcare Corp.............................      48,176         1,221,502
 *Private Business, Inc................................         945             3,520
 *Proassurance Corp....................................      34,450           620,445
 *ProBusiness Services, Inc............................      35,200           607,376
 *#Procom Technology, Inc..............................      18,300            22,326
 *Procurenet, Inc......................................      19,700                 0
 *Progenics Pharmaceuticals, Inc.......................      18,500           239,020
 *Programmers Paradise, Inc............................       6,600            16,170
 *Progress Financial Corp..............................       7,560            76,016
 *Progress Software Corp...............................      57,000           788,025
 *Prophet 21, Inc......................................       5,100            71,018
 *ProQuest Co..........................................      29,000         1,155,650
 *ProsoftTraining.com..................................      14,900             6,556
 *Protection One, Inc..................................      94,700           303,040
 *Protein Design Labs, Inc.............................      25,800           292,572
 *Proton Energy Systems, Inc...........................      41,600           189,904
 *Provant, Inc.........................................      20,400             7,956
 *Provell, Inc.........................................       8,100               243
 Providence & Worcester Railroad Co....................       3,000            26,700
 Provident Bancorp, Inc................................       5,200           148,564
 Provident Bankshares Corp.............................      41,377         1,081,802
 Provident Financial Group, Inc........................      30,100           887,499
 *Provident Financial Holdings, Inc....................       5,100           163,455
 Providian Financial Corp..............................     146,100         1,190,715
 *Province Healthcare Co...............................      56,925         1,450,164
 *Proxim Corp..........................................      67,269           215,261
 *#ProxyMed, Inc.......................................       1,320            27,641
 *PSC, Inc.............................................      18,900            10,301
 *PSS World Medical, Inc...............................      99,600           822,198
 Psychemedics Corp.....................................      32,600            97,474
 *PTEK Holdings, Inc...................................      66,700           331,499
 Pulaski Financial Corp................................       3,100            61,086
 Pulitzer, Inc.........................................       3,600           179,820
 *Puma Technology, Inc.................................      34,800            24,186
 *Pure Resources, Inc..................................      16,563           356,933
 *Pure World, Inc......................................      10,500             6,720
 *PW Eagle, Inc........................................       9,400            65,753
 *#PYR Energy Corp.....................................      12,500            21,250
 #Pyramid Breweries, Inc...............................       5,700            13,424
                                                            SHARES             VALUE+
                                                            ------             ------
 *Qad, Inc.............................................      44,600    $      130,901
 *QEP Co., Inc.........................................       2,125             9,148
 *QRS Corp.............................................      20,500           198,338
 *QuadraMed Corp.......................................      33,706           204,090
 Quaker Chemical Corp..................................      11,400           255,360
 *Quaker City Bancorp, Inc.............................       2,187            78,721
 *Quaker Fabric Corp...................................      24,250           316,341
 *Quality Dining, Inc..................................      13,700            51,581
 *Quality Systems, Inc.................................       8,000           129,400
 Quanex Corp...........................................      20,800           750,880
 *Quanta Services, Inc.................................      85,000         1,068,450
 *#Quentra Network Systems, Inc........................      21,600                23
 *Quest Software, Inc..................................      40,800           571,404
 *#Questcor Pharmaceuticals, Inc.......................      26,800            44,756
 *Questron Technology, Inc.............................       6,700               101
 *Quicklogic Corp......................................      29,000           131,225
 *Quidel Corp..........................................      39,300           259,577
 *Quigley Corp.........................................      13,200            92,598
 *Quiksilver, Inc......................................      33,800           779,090
 *Quipp, Inc...........................................       2,400            33,360
 Quixote Corp..........................................      10,400           184,184
 *Quokka Sports, Inc...................................       1,128                85
 *Quovadx, Inc.........................................      37,125           259,318
 *R & B, Inc...........................................       9,800            94,374
 *R H Donnelley Corp...................................      46,400         1,329,360
 *Racing Champions ERTL Corp...........................      19,100           379,040
 *Radiance Medical Systems, Inc........................      19,200            25,248
 *Radiant Systems, Inc.................................      44,100           576,387
 *Radio One, Inc.......................................       8,400           186,354
 *Radiologix, Inc......................................      24,500           326,830
 *RadiSys Corp.........................................      21,062           274,859
 *Radyne ComStream, Inc................................       9,500            41,895
 *Rag Shops, Inc.......................................       2,415            14,502
 *Railamerica, Inc.....................................      40,300           420,732
 *RailWorks Corp.......................................       8,000               420
 *Rainbow Rentals, Inc.................................       8,300            71,629
 *Rainbow Technologies, Inc............................      32,600           191,525
 *Ralcorp Holdings, Inc................................      42,100         1,184,694
 *#Rambus, Inc.........................................     125,400           835,164
 *Ramsay Youth Services, Inc...........................       3,900            18,291
 *Ramtron International Corp...........................       2,600             8,281
 *Range Resources Corp.................................      74,400           393,576
 *Rare Hospitality International, Inc..................      27,121           763,199
 Raven Industries, Inc.................................       7,800           209,391
 *Rawlings Sporting Goods, Inc.........................      12,744            66,269
 Rayonier, Inc.........................................      15,200           798,304
 *Rayovac Corp.........................................      48,600           886,950
 *Raytech Corp.........................................       7,000            30,100
 *RCM Technologies, Inc................................      16,300            84,271
 *#RCN Corp............................................      82,600           142,072
 *RDO Equipment Co. Class A............................       7,400            38,110
 *Reading International, Inc. Class A..................      18,149            67,151
 *Reading International, Inc. Class B..................       1,060             4,081
 *Read-Rite Corp.......................................     147,000           349,125
 *RealNetworks , Inc...................................     147,200         1,251,936
 *Recoton Corp.........................................      18,800            50,102
 *Red Hat, Inc.........................................     206,100           981,036
 *Redback Networks, Inc................................     152,400           316,230
 *#Redhook Ale Brewery, Inc............................       7,900            19,276
 Redwood Empire Bancorp................................       6,300           190,701
 *Reebok International, Ltd............................       7,000           183,260
 *Reeds Jewelers, Inc..................................         440               484

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 Regal Beloit Corp.....................................      30,300    $      763,560
 *Regeneration Technologies, Inc.......................      11,800            64,074
 *#Regeneron Pharmaceuticals, Inc......................      48,900           808,073
 *Regent Communications, Inc...........................      65,500           510,573
 Regis Corp............................................      65,200         1,878,412
 *Register.Com, Inc....................................      49,400           392,730
 *Rehabcare Group, Inc.................................      23,600           628,940
 *Rehabilicare, Inc....................................      13,100            70,282
 *Reliability, Inc.....................................       9,900            26,235
 Reliance Steel & Aluminum Co..........................      41,900         1,292,615
 *Reliv International, Inc.............................       7,750            21,080
 *Relm Wireless Corp...................................       7,600             6,612
 *Remec, Inc...........................................      54,550           402,852
 *RemedyTemp, Inc......................................       9,900           171,666
 *Remington Oil & Gas Corp.............................      34,400           669,940
 *Renaissance Learning, Inc............................      44,500         1,529,910
 *Rent-A-Center, Inc...................................      33,000         1,868,460
 *Rentrak Corp.........................................      14,800            86,950
 *Rent-Way, Inc........................................      34,500           407,100
 *Repligen Corp........................................      36,000           108,900
 *#Reptron Electronics, Inc............................      10,000            29,500
 Republic Bancorp, Inc.................................      76,508         1,112,809
 Republic Bancorp, Inc. Class A........................      18,900           216,594
 *Republic Bankshares, Inc.............................      15,700           313,922
 *Republic First Bancorp, Inc..........................       7,234            47,491
 *Res-Care, Inc........................................      34,750           283,039
 *#ResMed, Inc.........................................      40,200         1,103,490
 *Resonate, Inc........................................      34,300            79,233
 *ResortQuest International, Inc.......................      24,100           154,240
 Resource America, Inc.................................      32,700           375,887
 *Resources Connection, Inc............................      15,000           383,175
 *Respironics, Inc.....................................      47,200         1,636,188
 *Restoration Hardware, Inc............................      35,600           286,402
 *Retek, Inc...........................................      49,100         1,198,286
 *#Revlon, Inc.........................................      29,000           153,120
 *Rex Stores Corp......................................      23,400           379,314
 *Rexhall Industries, Inc..............................       1,771            14,513
 *RF Monolithics, Inc..................................      11,300            49,438
 RGS Energy Group, Inc.................................       3,800           152,152
 *#Rhythms NetConnections, Inc.........................       8,900                 7
 *Ribozyme Pharmaceuticals, Inc........................      25,200            25,074
 *Rica Foods, Inc......................................       1,300             1,638
 Richardson Electronics, Ltd...........................      17,400           194,358
 *Rigel Pharmaceuticals, Inc...........................      51,200           203,008
 Riggs National Corp...................................      50,400           756,756
 *Right Management Consultants, Inc....................      17,375           479,376
 *Rimage Corp..........................................      10,200            85,374
 *Rita Medical Systems, Inc............................      17,400           173,043
 *Riverside Group, Inc.................................       1,000                85
 Riverview Bancorp, Inc................................       6,400            91,840
 Rivianna Foods, Inc...................................      18,100           435,758
 *Riviera Holdings Corp................................       5,000            30,375
 RLI Corp..............................................      14,100           757,875
 *RMH Teleservices, Inc................................      16,200           191,241
 *Roadhouse Grill, Inc.................................      11,600             2,900
 Roadway Corp..........................................      24,700           791,018
 Roanoke Electric Steel Corp...........................      15,300           210,146
 Robbins & Myers, Inc..................................      15,300           368,883
 *Robocom Systems, Inc.................................         800               132
 *Robotic Vision Systems, Inc..........................      52,800            69,432
 *Rochester Medical Corp...............................       7,400            45,880
 *Rock of Ages Co......................................       5,000            34,700
                                                            SHARES             VALUE+
                                                            ------             ------
 Rock-Tenn Co. Class A.................................      27,900    $      518,382
 *Rocky Mountain Chocolate Factory, Inc................       2,533            28,243
 *Rocky Shoes & Boots, Inc.............................       4,900            32,022
 *Rofin-Sinar Technologies, Inc........................      18,500           190,920
 *Rogers Corp..........................................      23,900           732,535
 *Rogue Wave Software, Inc.............................      17,100            54,122
 *Rohn Industries, Inc.................................      78,900            31,166
 Rollins, Inc..........................................      42,000           877,800
 Roper Industries, Inc.................................       2,600           101,400
 *Ross Systems, Inc....................................       3,100            25,498
 Rouge Industries, Inc. Class A........................      19,500            35,100
 Rowe Furniture Corp...................................      16,900            54,925
 *Roxio, Inc...........................................       1,629            27,473
 *Royal Appliance Manufacturing Co.....................      21,700           144,305
 Royal Bancshares of Pennsylvania Class A..............       4,218            86,258
 *Royal Energy, Inc....................................       3,041            19,269
 Royal Gold, Inc.......................................      23,200           342,896
 *Royal Precision, Inc.................................         550               143
 RPC, Inc..............................................      37,700           527,800
 *RSA Security, Inc....................................      68,300           392,384
 *RTI International Metals, Inc........................      25,100           284,885
 *RTW, Inc.............................................      15,100            16,308
 *Rubio's Restaurants, Inc.............................       5,500            44,413
 Ruby Tuesday, Inc.....................................      73,400         1,707,284
 Ruddick Corp..........................................      62,500         1,012,500
 *Rudolph Technologies, Inc............................      19,300           448,050
 *Rural Cellular Corp. Class A.........................      12,500            35,250
 *Rural/Metro Corp.....................................      14,000            62,580
 *Rush Enterprises, Inc................................       7,200            75,636
 Russ Berrie & Co., Inc................................      27,800           949,926
 Russell Corp..........................................      40,000           739,200
 *RWD Technologies, Inc................................      17,400            50,025
 *Ryans Family Steak Houses, Inc.......................      78,300         1,368,684
 Ryder System, Inc.....................................      32,400           968,760
 Ryerson Tull, Inc.....................................      37,100           402,535
 #Ryland Group, Inc....................................      31,400         1,695,600
 *S&K Famous Brands, Inc...............................       6,500            86,353
 S&T Bancorp, Inc......................................      36,100           914,413
 *S1 Corp..............................................      77,501           584,358
 *Saba Software, Inc...................................      60,200           149,898
 *Safeguard Scientifics, Inc...........................     134,200           264,374
 *SafeNet, Inc.........................................      10,500           140,595
 *Safety Components International, Inc.................         118               799
 *Saga Communications, Inc. Class A....................      20,100           535,665
 *SAGA Systems, Inc. Escrow Shares.....................      48,819                 0
 *Saks, Inc............................................       5,100            71,196
 *#Salton, Inc.........................................      18,900           270,648
 *Samsonite Corp.......................................      22,318            22,541
 *San Filippo (John B.) & Son, Inc.....................       5,000            35,050
 *Sanchez Computer Associates, Inc.....................      37,200           217,248
 Sanders Morris Harris Group, Inc......................       1,400             8,435
 Sanderson Farms, Inc..................................      19,200           499,296
 *Sandisk Corp.........................................      85,800         1,201,629
 *Sands Regent Casino Hotel............................       2,000             6,090
 Sandy Spring Bancorp, Inc.............................       5,900           208,388
 *Sangamo BioSciences, Inc.............................      11,600            72,442
 *Sangstat Medical Corp................................      32,900           723,307
 *Sapient Corp.........................................     130,700           192,129
 *Satcon Technology Corp...............................      21,900            39,530
 *Saucony, Inc. Class A................................       3,500            24,290

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Saucony, Inc. Class B................................       4,600    $       32,108
 Sauer, Inc............................................      49,900           494,010
 *SBA Communications Corp..............................      40,300            59,443
 *SBE, Inc.............................................       4,200             8,505
 *SBS Technologies, Inc................................      19,100           252,693
 *ScanSoft, Inc........................................      63,018           549,517
 *ScanSource, Inc......................................       9,000           596,475
 Schawk, Inc. Class A..................................      25,200           243,684
 *Scheid Vineyards, Inc................................       2,900            10,339
 *#Schick Technologies, Inc............................       9,000            27,000
 *Schieb (Earl), Inc...................................       2,200             6,160
 *Schlotzskys, Inc.....................................       9,600            45,456
 *Schmitt Industries, Inc..............................       8,700             4,220
 Schnitzer Steel Industries, Inc. Class A..............       7,200           144,216
 *Scholastic Corp......................................       8,400           399,252
 *Schuff Steel Co......................................       7,000            18,340
 Schulman (A.), Inc....................................      49,200           975,882
 Schweitzer-Maudoit International, Inc.................      20,100           571,041
 *#Sciclone Pharmaceuticals, Inc.......................      50,600           182,413
 *Scient, Inc..........................................      25,000             2,875
 *Scientific Games Corp................................      59,058           501,993
 *#Scientific Learning Corp............................       4,400             6,754
 Scientific Technologies, Inc..........................       6,700            26,130
 *Scios-Nova, Inc......................................      58,487         1,476,504
 *SCM Microsystems, Inc................................      18,700           205,607
 *Scotts Co. Class A...................................      34,100         1,597,585
 *SCP Pool Corp........................................      38,800         1,135,094
 SCPIE Holdings, Inc...................................      14,700           130,536
 Seaboard Corp.........................................       1,400           359,800
 *Seachange International, Inc.........................      36,100           288,620
 Seacoast Banking Corp. Class A........................       1,500            77,048
 Seacoast Financial Services Corp......................       5,746           133,968
 *Seacor Smit, Inc.....................................      26,100         1,271,070
 *Secom General Corp...................................         140               264
 Second Bancorp, Inc...................................      13,000           332,540
 *Secure Computing Corp................................      37,300           404,519
 *Security Associates International, Inc...............       5,700             6,555
 *SED International Holdings, Inc......................       4,725             7,560
 *Sedona Worldwide, Inc................................       2,502               133
 *SeeBeyond Technology Corp............................      97,300           306,982
 *SEEC, Inc............................................       9,800            15,141
 *Segue Software, Inc..................................      23,400            54,990
 *Seitel, Inc..........................................      38,400            98,304
 Selas Corp. of America................................       4,750            11,400
 *#Select Comfort Corp.................................      21,800           138,975
 *Selectica, Inc.......................................      41,400           148,833
 Selective Insurance Group, Inc........................      37,500         1,014,375
 SEMCO Energy, Inc.....................................      28,500           222,300
 *Semitool, Inc........................................      42,400           568,372
 *SEMX Corp............................................       9,800            11,956
 *Seneca Foods Corp. Class A...........................         200             2,944
 *Seneca Foods Corp. Class B...........................       1,300            19,598
 Sensient Technologies Corp............................      59,400         1,417,878
 *Sepracor, Inc........................................      11,200           131,096
 *Sequa Corp. Class A..................................       7,800           425,880
 *Sequa Corp. Class B..................................       2,600           153,400
 *Sequenom, Inc........................................      45,000           220,275
 *SeraCare Life Sciences, Inc..........................       4,080            26,540
 *Serena Software, Inc.................................      50,400           713,412
 *Serologicals Corp....................................      30,350           562,537
 *Service Corp. International..........................     146,000           604,440
                                                            SHARES             VALUE+
                                                            ------             ------
 *ServiceWare Technologies, Inc........................       2,900    $        1,262
 *Servotronics, Inc....................................       1,100             4,928
 *SFBC International, Inc..............................       6,000           106,230
 *Shared Technologies Cellular, Inc....................      10,100                86
 *Sharper Image Corp...................................      19,300           365,446
 *Shaw Group, Inc......................................      46,700         1,562,115
 *#Sheffield Medical Technologies, Inc.................      39,050            62,090
 *#Sheldahl, Inc.......................................      17,000               340
 *Shells Seafood Restaurants, Inc......................       4,400             2,398
 *Shiloh Industries, Inc...............................      13,500            32,198
 *Shoe Carnival, Inc...................................      18,100           343,810
 *Shoe Pavilion, Inc...................................       6,200            10,354
 *Sholodge, Inc........................................       5,800            32,422
 *#Shop At Home, Inc...................................      52,300           158,469
 *Shopko Stores, Inc...................................      55,400         1,139,578
 *Shuffle Master, Inc..................................      22,725           389,052
 *Siebert Financial Corp...............................      30,400           118,864
 *Sierra Health Services, Inc..........................      35,136           658,800
 #Sierra Pacific Resources.............................     114,000           794,580
 *Sifco Industries, Inc................................       5,400            29,700
 *Sigma Designs, Inc...................................      26,100            78,561
 *Sigmatron International, Inc.........................       2,200             9,141
 *Signal Technology Corp...............................      12,700           109,982
 *SignalSoft Corp......................................      23,700            52,496
 *Signature Eyewear, Inc...............................       3,600               630
 *Silgan Holdings, Inc.................................      22,500           846,563
 *Silicon Graphics, Inc................................     246,000           715,860
 *Silicon Image, Inc...................................      81,000           676,755
 *Silicon Laboratories, Inc............................      22,400           535,472
 *Silicon Storage Technology, Inc......................     115,200         1,238,976
 *Silicon Valley Bancshares............................      33,700         1,048,913
 *Siliconix, Inc.......................................       8,300           265,891
 *Silver Stream Software, Inc..........................      28,100           139,236
 Simmons First National Corp. Class A..................       4,550           157,862
 *Simon Transportation Services, Inc...................       6,100               183
 *Simon Worldwide, Inc.................................      22,200             2,886
 *SimpleTech, Inc......................................      48,000           262,800
 *Simpson Manufacturing Co., Inc.......................      13,100           825,300
 *Simula, Inc..........................................      17,300            87,884
 *Sinclair Broadcast Group, Inc. Class A...............      51,600           764,970
 *Sipex Corp...........................................      32,100           304,790
 *Sirenza Microdevices, Inc............................      34,100           136,571
 *#Sirius Satellite Radio, Inc.........................       1,200             4,782
 *Sitel Corp...........................................     115,100           299,260
 SJW Corp..............................................       3,600           290,700
 *Skechers U.S.A., Inc. Class A........................      18,300           397,293
 *SkillSoft Corp.......................................      20,900           382,157
 Skyline Corp..........................................      11,300           390,980
 Skywest, Inc..........................................      47,900         1,115,831
 *SL Industries, Inc...................................       9,200            68,080
 SLI, Inc..............................................      44,300            25,251
 *SM&A.................................................      17,700            63,455
 *Smart & Final Food, Inc..............................      32,900           306,299
 *SmartDisk Corp.......................................      10,800             6,318
 Smith (A.O.) Corp.....................................      22,900           682,420
 Smith (A.O.) Corp. Convertible Class A................       3,750           116,250
 *#Smith Micro Software, Inc...........................      23,800            20,825
 *Smithway Motor Express Corp. Class A.................       4,700             7,896
 *#Socrates Technologies Corp..........................      18,400                61

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Softnet Systems, Inc.................................      45,000    $       87,075
 *Software Spectrum, Inc...............................       3,900           142,994
 *Sola International, Inc..............................      31,100           372,578
 Solutia, Inc..........................................     131,000         1,067,650
 *Somera Communications, Inc...........................      37,700           231,667
 *#Sonic Automotive, Inc...............................      42,500         1,406,750
 *Sonic Corp...........................................      65,025         1,850,612
 *#Sonic Foundry, Inc..................................      40,300            58,435
 *Sonic Innovations, Inc...............................       8,200            56,785
 *Sonic Solutions......................................      17,700           143,636
 *#SONICblue, Inc......................................     124,266           176,458
 *SonicWALL, Inc.......................................      82,800           507,150
 *Sonosight, Inc.......................................       3,633            58,328
 *#Sonus Networks, Inc.................................      77,100           158,441
 *Sonus Pharmaceuticals, Inc...........................      16,400            57,646
 *#Sorrento Networks Corp..............................      18,500            27,935
 *SOS Staffing Services, Inc...........................      15,300            13,694
 *Sotheby's Holdings, Inc. Class A.....................      53,200           745,332
 *SoundView Technology Group, Inc......................      26,800            55,208
 *Source Information Management, Inc...................      22,800           107,388
 *#Source Media, Inc...................................      27,400               260
 *Sourcecorp, Inc......................................      24,400           726,876
 South Financial Group, Inc............................      51,427         1,171,764
 South Jersey Industries, Inc..........................      16,000           561,920
 Southern Banc Company, Inc............................         200             2,660
 *Southern Energy Homes, Inc...........................      11,925            26,235
 *Southern Union Co....................................      62,671         1,059,140
 *Southwall Technologies, Inc..........................      11,000            87,450
 Southwest Bancorp, Inc................................       6,000           149,550
 *Southwest Bancorporation of Texas, Inc...............      41,200         1,370,106
 Southwest Gas Corp....................................      41,100           999,141
 Southwest Water Co....................................      12,731           235,333
 *Southwestern Energy Co...............................      32,000           449,280
 Sovereign Bancorp, Inc................................       9,360           144,893
 *#Spacehab, Inc.......................................      15,800            19,355
 *Spacelabs Medical, Inc...............................      15,300           217,107
 Span-American Medical System, Inc.....................       2,400            17,856
 *Spanish Broadcasting System, Inc.....................      42,200           610,634
 *SPAR Group, Inc......................................       1,500             3,563
 Spartan Motors, Inc...................................      15,200           199,880
 *Spartan Stores, Inc..................................       8,700            48,503
 Spartech Corp.........................................      33,600           850,080
 *Sparton Corp.........................................       7,200            63,720
 *Specialty Laboratories, Inc..........................      26,900           193,411
 *SpectraLink Corp.....................................      32,700           338,936
 *Spectranetics Corp...................................      34,202            86,702
 *Spectrian Corp.......................................      15,000           194,700
 *Spectrum Control, Inc................................      17,400           119,277
 *SpectRx, Inc.........................................       8,900            41,919
 *SpeechWorks International, Inc.......................      48,200           194,487
 *SpeedFam-IPEC, Inc...................................      46,652           204,103
 *Speedway Motorsports, Inc............................      42,800         1,168,012
 *Speizman Industries, Inc.............................       2,900             1,885
 *Spherion Corp........................................      70,000           772,100
 *#Spherix, Inc........................................      17,000            97,410
 *Sphinx International, Inc............................      10,550             7,385
 Spiegel, Inc. Class A Non-Voting......................      14,900            22,723
 *Spinnaker Exploration Co.............................      30,100         1,152,228
 *Spinnaker Industries, Inc............................       4,000                 0
 *Spire Corp...........................................       9,200            35,650
 *Sport Chalet, Inc....................................       2,700            24,921
                                                            SHARES             VALUE+
                                                            ------             ------
 *Sport Supply Group, Inc..............................      11,200    $       12,432
 *Sport-Haley, Inc.....................................       4,900            21,291
 *Sports Authority, Inc................................      41,400           532,818
 *Sports Club Co., Inc.................................      20,100            50,753
 *SportsLine.Com, Inc..................................      33,400            42,585
 *Sportsman's Guide, Inc...............................       5,100            40,749
 *SPS Technologies, Inc................................      16,500           604,065
 *SPSS, Inc............................................      21,029           336,569
 *SRI/Surgical Express, Inc............................       6,100            86,254
 *SRS Labs, Inc........................................      16,800            41,580
 *SS&C Technologies, Inc...............................      18,600           229,152
 *SSE Telecom, Inc.....................................       7,700                62
 *SSP Solutions, Inc...................................       2,200             2,596
 St. Francis Capital Corp..............................      13,200           312,510
 St. Mary Land & Exploration Co........................      43,600         1,017,842
 *Staar Surgical Co....................................      24,900           122,757
 Staff Leasing, Inc....................................      34,700           136,198
 *Stamps.com, Inc......................................       5,700            26,021
 *#Standard Automotive Corp............................       4,400                 4
 Standard Commercial Corp..............................      18,129           342,638
 *Standard Management Corp.............................      12,500            99,875
 *Standard Microsystems Corp...........................      25,300           576,714
 Standard Motor Products, Inc. Class A.................      12,400           203,236
 Standard Pacific Corp.................................      44,900         1,481,700
 Standard Register Co..................................      29,100           960,300
 Standex International Corp............................      17,300           447,032
 *Stanley Furniture, Inc...............................      11,000           352,550
 *Star Buffet, Inc.....................................       2,800             8,064
 *Star Multi Care Service, Inc.........................         454               297
 *Star Scientific, Inc.................................      22,200            31,080
 *STAR Telecommunications, Inc.........................       5,900                 6
 *Starcraft Corp.......................................       2,500            14,425
 *#StarMedia Network, Inc..............................      29,800             1,341
 *#Starmet Corp........................................      13,000                13
 Starrett (L.S.) Co. Class A...........................       6,700           151,755
 *Startec Global Communications Corp...................      17,700             1,062
 *StarTek, Inc.........................................      22,400           596,288
 State Auto Financial Corp.............................      51,300           834,395
 State Financial Services Corp. Class A................      11,100           167,333
 Staten Island Bancorp, Inc............................      75,700         1,548,065
 *#Station Casinos, Inc................................      58,250           969,863
 *Steak n Shake Co.....................................      45,218           676,009
 *Steel Dynamics, Inc..................................      63,200         1,126,540
 Steel Technologies, Inc...............................      14,500           161,313
 *SteelCloud Co........................................      11,600            40,716
 *Stein Mart, Inc......................................      57,800           657,475
 *Steinway Musical Instruments, Inc....................      11,600           256,940
 *Stellent, Inc........................................      27,600           154,146
 *Stemcells, Inc.......................................      27,300            49,413
 Stepan Co.............................................       8,400           225,960
 Stephan Co............................................       3,500            13,230
 *Stericycle, Inc......................................      22,200         1,530,246
 *Steris Corp..........................................      74,600         1,577,790
 Sterling Bancorp......................................      13,068           450,846
 Sterling Bancshares...................................      62,850           909,754
 *Sterling Financial Corp..............................      15,972           365,360
 Stewart & Stevenson Services, Inc.....................      37,000           622,155
 *Stewart Enterprises, Inc.............................     145,000           870,725
 *Stewart Information Services Corp....................      20,000           397,000
 Stifel Financial Corp.................................      11,400           153,900

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Stillwater Mining Co.................................      50,900    $      900,930
 *STM Wireless, Inc. Class A...........................      11,400            13,965
 *Stockwalk.com Group, Inc.............................       4,835                27
 *Stone & Webster, Inc.................................      14,200             8,236
 *Stone Energy Corp....................................      32,863         1,352,312
 *Stoneridge, Inc......................................      28,900           455,175
 *#Storage Computer Corp...............................      23,000           137,540
 *Storage Engine, Inc..................................         283               321
 *StorageNetworks, Inc.................................      60,800           107,008
 *Stratasys, Inc.......................................       6,100            39,711
 *Strategic Diagnostics, Inc...........................      26,500           121,900
 *Strategic Distribution, Inc..........................       4,029            50,423
 *Stratesec, Inc.......................................       8,000             2,720
 *Stratos Lightwave, Inc...............................      87,294           180,699
 *Strattec Security Corp...............................       6,500           339,723
 *Stratus Properties, Inc..............................       8,550            76,907
 Strayer Ed, Inc.......................................      25,600         1,512,320
 Stride Rite Corp......................................      65,200           515,080
 *Strouds, Inc.........................................       7,200                16
 *Student Advantage, Inc...............................      15,700             3,062
 Sturm Ruger & Co., Inc................................      41,000           568,260
 *#Styleclick, Inc. Class A............................      12,700             2,794
 *Suburban Lodges of America, Inc. Escrow Shares.......      18,500                 0
 Suffolk Bancorp.......................................       8,600           271,072
 *Summa Industries, Inc................................       6,000            59,160
 Summit Bancshares, Inc................................       2,000            49,210
 Summit Bank Corp......................................         840            14,490
 *Sun Bancorp, Inc.....................................      17,926           259,927
 Sun Hydraulics, Inc...................................       4,900            39,813
 *Sunair Electronics, Inc..............................       3,000             7,200
 *Sundance Homes, Inc..................................       3,000                75
 *Sunland Entertainment Co., Inc.......................       5,400               540
 *SunLink Health Systems, Inc..........................       1,048             4,192
 *#Sunrise Assisted Living, Inc........................      30,365           886,962
 *Sunrise Telecom, Inc.................................       3,600             7,902
 *Suntron Corp.........................................       5,265            43,700
 *#Superconductor Technologies, Inc....................      27,200           104,856
 *Supergen, Inc........................................      48,100           284,031
 *Superior Consultant Holdings Corp....................      13,600            74,052
 *Superior Energy Services, Inc........................      91,200           959,424
 Superior Industries International, Inc................      27,700         1,267,552
 *#Superior Telecom, Inc...............................      33,200            22,908
 Superior Uniform Group, Inc...........................      10,000           112,500
 *Supertex, Inc........................................      26,500           468,123
 *SupportSoft, Inc.....................................      16,400            47,806
 *Supreme Industries, Inc..............................      13,471            83,520
 *SurModics, Inc.......................................      20,300           689,693
 Susquehanna Bancshares, Inc...........................      56,600         1,356,985
 *#SVI Solutions, Inc..................................      27,900            16,740
 *Swift Energy Corp....................................      34,700           509,049
 *Swisher International, Inc...........................         700               298
 *Swiss Army Brands, Inc...............................      10,600            66,356
 *Switchboard, Inc.....................................      10,600            61,268
 SWS Group, Inc........................................      27,918           576,786
 *Sybase, Inc..........................................      10,100           135,138
 *Sycamore Networks, Inc...............................      40,100           144,160
 *Sykes Enterprises, Inc...............................      46,400           439,408
 *Sylvan Learning Systems, Inc.........................      49,700         1,366,999
 *Sylvan, Inc..........................................       7,300            93,039
 *Symmetricom, Inc.....................................      37,250           182,525
 *Symphonix Devices, Inc...............................      10,100             6,363
                                                            SHARES             VALUE+
                                                            ------             ------
 *Syms Corp............................................      19,800    $      116,226
 *Symyx Technologies...................................      37,700           612,625
 Synalloy Corp.........................................       9,100            40,768
 *Synaptic Pharmaceutical Corp.........................      17,400           103,965
 *Synbiotics Corp......................................      12,100             2,118
 *Syncor International Corp............................      30,700           952,775
 *Synovis Life Technologies, Inc.......................      12,600           109,620
 *Syntel, Inc..........................................      49,000           733,530
 *Syntellect, Inc......................................      19,000            13,205
 *Synthetech, Inc......................................      21,800            34,117
 *Syntroleum Corp......................................      46,900           200,498
 *Sypris Solutions, Inc................................       2,250            41,906
 *System Software Associates, Inc......................      10,700                27
 *Systemax, Inc........................................      43,700           133,285
 *Systems & Computer Technology Corp...................      56,500           812,470
 *T/R Systems, Inc.....................................       2,200             4,070
 *T-3 Energy Services, Inc.............................       1,250            11,356
 *Tab Products Co......................................       7,200            38,880
 *Tag-It Pacific, Inc..................................      11,400            47,595
 *Taitron Components, Inc..............................       6,800            10,506
 *#Take Two Interactive Software.......................      46,100         1,185,001
 TALX Corp.............................................      16,738           309,486
 *Tandy Brand Accessories, Inc.........................       7,500            93,900
 *Tandy Crafts, Inc....................................      14,400               288
 *Tanning Technology Corp..............................      19,400            23,668
 *Tanox, Inc...........................................      54,100           643,249
 *Tarantella, Inc......................................      19,900            11,642
 *Targeted Genetics Corp...............................      55,500            74,648
 *Tarrant Apparel Group................................      19,600           109,466
 Tasty Baking Co.......................................      12,600           200,088
 TB Woods Corp.........................................       5,800            49,039
 *TBA Entertainment Corp...............................      12,800            38,400
 *TBC Corp.............................................      25,650           402,064
 *TCSI Corp............................................      22,300            13,938
 *TEAM America, Inc....................................       2,800             7,882
 *Team Communications Group, Inc.......................       5,800               116
 *Team, Inc............................................       7,600            70,300
 *TeamStaff, Inc.......................................      19,800           127,215
 Tech/Ops Sevcon, Inc..................................       4,000            35,000
 *Techdyne, Inc........................................       7,100             9,585
 Teche Holding Co......................................         700            17,675
 *Techne Corp..........................................      49,800         1,558,989
 *Technical Communications Corp........................         400               328
 *Technisource, Inc....................................      12,300            33,579
 Technitrol, Inc.......................................      49,000         1,266,650
 Technology Research Corp..............................       7,000            13,230
 *Technology Solutions Corp............................      62,100            97,808
 *TechTeam Global, Inc.................................      20,500           167,075
 Tecumseh Products Co. Class A.........................      12,300           572,012
 *Tegal Corp...........................................      20,000            21,900
 *Tejon Ranch Co.......................................      13,900           419,085
 *Tekelec..............................................      75,200           799,752
 *Teletech Holdings, Inc...............................      96,400         1,139,930
 *Teletouch Communications, Inc........................       3,400             1,530
 *Telik, Inc...........................................      30,800           365,596
 *Telscape International, Inc..........................      22,000                50
 *Telular Corp.........................................      16,500            93,803
 *Temtex Industries, Inc...............................       2,000               930
 *TenFold Corp.........................................       4,500             2,070
 *Tengasco, Inc........................................       1,600             5,760
 Tennant Co............................................      10,800           429,300

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Tenneco Automotive, Inc..............................      51,000    $      314,670
 *Terayon Communication Systems, Inc...................      87,000           247,950
 *Terex Corp...........................................      53,348         1,355,039
 *Terra Industries, Inc................................     106,800           217,872
 *Tesoro Petroleum Corp................................      73,700           519,585
 *Tessco Technologies, Inc.............................       7,200            96,372
 *#Tetra Tech, Inc.....................................      64,926           935,259
 *Tetra Technologies, Inc..............................      17,600           434,720
 *Texas Biotechnology Corp.............................      63,700           288,497
 Texas Industries, Inc.................................      29,600         1,116,216
 Texas Regional Banchshares, Inc. Class A..............      22,330         1,050,515
 TF Financial Corp.....................................       2,600            61,932
 *TFC Enterprises, Inc.................................      11,400            18,924
 *Thackeray Corp.......................................       4,100             7,749
 *The Medicines Co.....................................      39,300           355,076
 *Theragenics Corp.....................................      43,400           371,070
 *Therma-Wave, Inc.....................................      30,300           314,363
 *Thermwood Corp.......................................         200               250
 *TheStreet.com, Inc...................................      28,200            76,845
 *Third Wave Technologies..............................      37,600           104,716
 Thistle Group Holdings Co.............................       7,100            89,105
 Thomas & Betts Corp...................................      69,800         1,523,036
 *Thomas Group, Inc....................................       6,000             2,550
 Thomas Industries, Inc................................      17,450           503,433
 *Thomaston Mills, Inc.................................       1,900                 3
 Thor Industries, Inc..................................      16,900         1,174,550
 *Thoratec Laboratories Corp...........................      75,943           722,977
 *T-HQ, Inc............................................      44,400         1,421,244
 Three Rivers Bancorp, Inc.............................       7,300           130,889
 *Three-Five Systems, Inc..............................      25,799           309,588
 *Tickets.com, Inc.....................................       3,400             6,868
 *#Tidel Technologies, Inc.............................      10,500             4,043
 *Tier Technologies, Inc. Class B......................      20,400           340,476
 *TII Network Technologies, Inc........................      11,260             5,236
 Timberland Bancorp, Inc...............................       6,600           113,421
 Timberline Software Corp..............................      23,200           143,144
 *#Timco Aviation Services, Inc........................       1,744             3,253
 Timken Co.............................................      61,900         1,386,560
 *Tipperary Corp.......................................      17,900            33,115
 *Titan Corp...........................................      17,499           376,229
 Titan International, Inc..............................      21,500           109,650
 *Titan Pharmaceuticals, Inc...........................      35,300           139,435
 *Titanium Metals Corp.................................      46,600           182,206
 *#TiVo, Inc...........................................      59,300           258,548
 *TLC Vision Corp......................................      33,060           101,494
 *TMBR/Sharp Drilling, Inc.............................       6,200            91,915
 *T-Netix, Inc.........................................      17,300            66,692
 *Todd Shipyards Corp..................................       6,800            95,880
 *Toddhunter International, Inc........................       4,600            52,440
 *Tofutti Brands, Inc..................................       6,900            21,390
 *Tollgrade Communications, Inc........................      16,000           309,360
 Tompkins County Trustco, Inc..........................         330            13,035
 *Topps, Inc...........................................      63,500           642,303
 *Toreador Resources Corp..............................       4,900            20,678
 Toro Co...............................................      17,900         1,030,503
 *Total Entertainment Restaurant Corp..................      12,800           171,776
 *Touch America Holdings, Inc..........................     128,900           382,833
 *Tower Air, Inc.......................................      13,300               466
 *Tower Automotive, Inc................................      66,400           853,240
 *Toymax International, Inc............................      11,100            49,118
                                                            SHARES             VALUE+
                                                            ------             ------
 *#Track Data Corp.....................................      65,500    $       78,273
 *Track 'n Trail, Inc..................................       4,900                15
 *Tractor Supply Co....................................      12,500           696,625
 *Tradestation Group, Inc..............................      32,100            39,965
 *Traffix, Inc.........................................      22,200           135,087
 *Trailer Bridge, Inc..................................       9,800            27,783
 *Trammell Crow Co.....................................      45,300           611,550
 *Trans World Entertainment Corp.......................      72,700           518,715
 *Transact Technologies, Inc...........................       8,900            50,063
 *Transaction Systems Architects, Inc..................      44,100           487,746
 *#Transcrypt International, Inc.......................       7,800             7,137
 *Transgenomic, Inc....................................       6,100            30,165
 *Transkaryotic Therapies, Inc.........................      38,500         1,455,493
 *Transmation, Inc.....................................       6,700             6,700
 *Transmeta Corp.......................................      28,700            68,019
 *Transmontaigne Oil Co................................      41,200           195,700
 *Transport Corp. of America...........................       5,200            36,530
 *Transport Industries, Inc............................       1,400             5,012
 *Transportation Components, Inc.......................      21,000                53
 *Transpro, Inc........................................       6,700            40,267
 *Transtechnology Corp.................................       6,300            68,355
 *TransTexas Gas Corp. Class A.........................         236               207
 *Transwitch Corp......................................      91,400           113,793
 *Transworld Healthcare, Inc...........................      19,300           115,800
 *Travis Boats & Motors, Inc...........................       3,300             5,792
 *TRC Companies, Inc...................................      14,800           408,480
 Tredegar Industries, Inc..............................      47,000         1,085,700
 Tremont Corp..........................................       5,100           150,705
 *Trend-Lines, Inc. Class A............................       2,100                33
 *#Trendwest Resorts, Inc..............................      51,900         1,230,290
 Trenwick Group, Ltd...................................      23,975           191,081
 *#Trex Co., Inc.......................................      17,000           470,900
 *Triad Guaranty, Inc..................................      17,000           805,460
 *Triangle Pharmaceuticals, Inc........................      93,200           298,706
 *Triarc Companies, Inc. Class A.......................      30,600           840,276
 Trico Bancshares......................................       4,950           130,309
 *Trico Marine Services, Inc...........................      54,700           451,002
 *Trident Microsystems, Inc............................      22,100           161,883
 *Trimble Navigation, Ltd..............................      34,600           622,800
 *#Trimedyne, Inc......................................       5,400             2,700
 *#Trimeris, Inc.......................................      23,400         1,140,750
 Trinity Industries, Inc...............................      57,400         1,076,250
 *Trio-Tech International..............................         400             1,210
 *TriPath Imaging, Inc.................................      46,852           177,803
 *#Tripath Technology, Inc.............................       3,098             3,471
 *Tripos, Inc..........................................      10,200           228,021
 *Triquint Semiconductor, Inc..........................      19,141           172,365
 *#Tristar Corp........................................       1,000               165
 *Triton PCS Holdings, Inc.............................      65,200           665,040
 *Triumph Group........................................      16,700           741,480
 *TriZetto Group, Inc..................................      58,000           573,330
 *TRM Copy Centers Corp................................       8,100             9,720
 *Tropical Sportswear International Corp...............       9,300           240,359
 *Trover Solutions, Inc................................      14,600            77,745
 *Troy Financial Corp..................................         315             8,222
 *Troy Group, Inc......................................      13,100            54,300
 *Trump Hotels & Casino Resorts, Inc...................      31,000            78,430
 Trust Co. of New Jersey...............................      31,400           738,999
 Trustco Bank Corp.....................................      85,752         1,101,913
 *TSR, Inc.............................................       6,400            36,000
 *TTM Technologies, Inc................................      55,800           446,958

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Tucows, Inc..........................................       8,500    $        4,463
 *Tuesday Morning Corp.................................      50,000         1,391,500
 *Tufco Technologies, Inc..............................       4,500            27,405
 *#Tularik, Inc........................................      61,600           573,804
 *Tumbleweed Communications Corp.......................      38,195            81,164
 Tupperware Corp.......................................      60,000         1,327,800
 *#TurboChef Technologies, Inc.........................      20,500            59,860
 *Turnstone Systems, Inc...............................      80,700           313,923
 *Tut Systems, Inc.....................................      18,700            31,416
 *Tvia, Inc............................................       6,900             8,832
 *Tweeter Home Entertainment Group, Inc................      29,200           494,356
 Twin Disc, Inc........................................       3,600            52,380
 *Twinlab Corp.........................................      37,800            27,594
 *Tyler Technologies, Inc..............................      59,200           311,392
 *#U.S. Aggregates, Inc................................       9,700               209
 *U.S. Concrete, Inc...................................      22,800           129,048
 U.S. Freightways Corp.................................      33,600         1,175,160
 *U.S. Home & Garden, Inc..............................      23,700            13,746
 *U.S. Industries, Inc.................................      94,500           379,890
 *U.S. Interactive, Inc................................      38,700               174
 *U.S. Laboratories, Inc...............................       5,800            76,328
 *U.S. Physical Therapy, Inc...........................      12,650           228,839
 *#U.S. Plastic Lumber Corp............................      14,800             4,736
 *U.S. Vision, Inc.....................................       7,700            29,530
 #UAL Corp.............................................      66,600           811,854
 *Ubics, Inc...........................................       8,000             5,640
 *UbiquiTel, Inc.......................................      50,200            81,073
 UCBH Holdings, Inc....................................      24,300           957,056
 *UFP Technologies, Inc................................       3,800             5,472
 UGI Corp..............................................      36,300         1,125,300
 *UICI.................................................      59,100         1,043,706
 UIL Holdings Corp.....................................      15,600           862,680
 *Ulticom, Inc.........................................      48,300           334,961
 *Ultimate Electronics, Inc............................      15,900           483,281
 *Ultimate Software Group, Inc.........................      22,500            72,563
 *Ultradata Systems, Inc...............................       2,000               450
 *Ultrak, Inc..........................................      18,700            29,453
 *Ultralife Batteries, Inc.............................      17,700            53,631
 *Ultratech Stepper, Inc...............................      33,800           542,490
 UMB Financial Corp....................................      26,465         1,255,897
 Umpqua Holdings Corp..................................      19,582           330,740
 *#Unapix Entertainment, Inc...........................       6,100                34
 Unico American Corp...................................       7,200            44,316
 *Unidigital, Inc......................................       6,100                34
 *Unifab International, Inc............................       2,200               803
 *Unifi, Inc...........................................      88,900           883,666
 Unifirst Corp.........................................      13,150           327,435
 *Unify Corp...........................................      25,700            21,588
 *Unimark Group, Inc...................................      10,100             5,757
 *Uni-Marts, Inc.......................................       6,500            19,175
 *Union Acceptance Corp. Class A.......................       5,200            35,698
 Union Community Bancorp...............................       2,300            34,535
 *Uniroyal Technology Corp.............................      14,400             7,344
 Unisource Energy Corp.................................      51,280           997,909
 *Unit Corp............................................      56,100         1,046,826
 *United Auto Group, Inc...............................      40,200         1,058,868
 United Bankshares, Inc. WV............................      42,200         1,257,982
 United Community Financial Corp.......................      42,800           362,944
 United Financial Corp.................................         400             9,188
 United Fire Casualty Co...............................       6,200           209,033
 United Guardian, Inc..................................       1,900            11,495
                                                            SHARES             VALUE+
                                                            ------             ------
 United Industrial Corp................................      19,800    $      498,960
 United National Bancorp...............................      18,400           422,096
 *United Natural Foods, Inc............................      29,200           664,738
 *United Online, Inc...................................      45,002           492,097
 United Parcel, Inc. -- Restricted Escrow..............      10,700             9,831
 *United Retail Group, Inc.............................      18,600           165,075
 *United Road Services, Inc............................         720               328
 *United States Energy Corp............................      11,500            37,663
 *United Stationers, Inc...............................      37,200         1,415,646
 *United Therapeutics Corp.............................      25,300           387,596
 *UnitedGlobalCom, Inc.................................      95,000           438,425
 Unitil Corp...........................................       6,100           191,540
 *Unity Bancorp, Inc...................................       6,200            44,423
 *Universal Access Global Holdings, Inc................      76,100            28,538
 *Universal American Financial Corp....................      50,200           361,691
 Universal Corp........................................      34,700         1,408,820
 *Universal Display Corp...............................      22,200           235,986
 *Universal Electronics, Inc...........................      24,100           410,544
 Universal Forest Products, Inc........................      24,000           592,200
 *Universal Stainless & Alloy Products, Inc............       7,600           119,548
 Unizan Financial Corp.................................      14,834           303,355
 *Unova, Inc...........................................     103,500           706,905
 *UQM Technologies, Inc................................      24,200            94,380
 *Urban Outfitters, Inc................................      34,200         1,013,688
 *Urologix, Inc........................................      16,700           259,852
 *Uromed Corp. New.....................................       4,720                42
 *URS Corp.............................................      22,500           664,200
 *Ursus Telecom Corp...................................       8,500                 9
 *#US LEC Corp.........................................      16,700            42,919
 *US Liquids, Inc......................................      25,300            64,515
 *US Oncology, Inc.....................................     116,782         1,011,916
 *US Unwired, Inc......................................      10,000            56,450
 *US Xpress Enterprises, Inc. Class A..................      20,523           230,371
 *USA Truck, Inc.......................................      10,200           126,225
 *USABancShares.com, Inc...............................       5,300             2,624
 *#USAir Group, Inc....................................      85,100           259,555
 *USANA, Inc...........................................      14,000            77,350
 USB Holding Co., Inc..................................      16,285           253,232
 *USDATA Corp..........................................       3,420             4,241
 Usec, Inc.............................................      95,900           718,291
 *#USG Corp............................................      33,900           209,502
 *Utah Medical, Inc....................................       6,300            96,957
 *V.I. Technologies, Inc...............................      32,600            98,452
 *#VA Software Corp....................................      46,400            41,064
 Vail Banks Inc........................................       1,300            16,153
 *Vail Resorts, Inc....................................      29,500           542,210
 *Valence Technology, Inc..............................      54,700           111,862
 *#Valentis, Inc.......................................      43,566            73,409
 *Valley National Gases, Inc...........................       4,200            30,030
 Valmont Industries, Inc...............................      31,600           596,292
 *Value City Department Stores, Inc....................      49,000           180,810
 Value Line, Inc.......................................      10,900           498,675
 *ValueClick, Inc......................................      22,300            72,141
 *Valuevision International, Inc. Class A..............      45,400           984,272
 *Vans, Inc............................................      23,000           224,595
 *#Vari L Co., Inc.....................................       7,500             7,875
 *Variagenics, Inc.....................................       8,400            12,390
 *Variflex, Inc........................................       5,100            22,823
 *Vari-Lite International, Inc.........................       4,800             7,320

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Varsity Brands, Inc..................................       9,255    $       40,722
 *Vascular Solutions, Inc..............................       2,200             4,169
 *Vastera, Inc.........................................      27,500           168,025
 *#Vaxgen, Inc.........................................      16,600           116,532
 #Vector Group, Ltd....................................      41,600           847,808
 Vectren Corp..........................................      26,766           674,771
 *Veeco Instruments, Inc...............................      36,300         1,057,964
 *Ventana Medical Systems, Inc.........................      22,400           506,576
 *Venture Catalyst, Inc................................       8,000             2,840
 *Veramark Technologies, Inc...........................      10,400             8,684
 *Verdant Brands, Inc..................................       4,517                29
 *Verilink Corp........................................      20,700             5,279
 *#Veritas DGC, Inc....................................      40,600           613,060
 *Verity, Inc..........................................      44,600           413,442
 *Vermont Pure Holdings, Ltd...........................      17,300            82,002
 *Versant Object Technology Corp.......................       6,500             6,208
 *Versar, Inc..........................................       7,600            26,980
 *Versicor, Inc........................................      26,900           325,221
 *Verso Technologies, Inc..............................      12,096             9,737
 *Vertel Corp..........................................      26,500             3,843
 *Verticalbuyer Inc....................................         920                 4
 Vesta Insurance Group, Inc............................      45,100           191,675
 *Vestcom International, Inc...........................      11,700            45,630
 *VIA NET.WORKS, Inc...................................       3,700             2,350
 *#viaLink Co..........................................       2,000               222
 *Vialta, Inc..........................................      63,756            35,703
 *Viant Corp...........................................      38,500            50,435
 *Viasat, Inc..........................................      33,500           315,905
 *VIB Corp.............................................       8,920           111,198
 *Vical, Inc...........................................      31,700           232,044
 *Vicon Industries, Inc................................       6,400            22,720
 *Vicor Corp...........................................      38,100           383,096
 *Video Display Corp...................................       3,600            25,740
 *Viewpoint Corp.......................................      49,800           284,358
 *Vignette Corp........................................     118,900           250,285
 *#Viisage Technology, Inc.............................      23,600           121,068
 Vintage Petroleum, Inc................................      77,900           907,535
 *Vion Pharmaceuticals, Inc............................      34,600            23,182
 *Virage Logic Corp....................................      21,100           267,654
 *Virage, Inc..........................................      12,600            17,577
 *Virbac Corp..........................................      25,400           166,751
 Virco Manufacturing Corp..............................      15,763           235,657
 *Virologic, Inc.......................................      29,700            83,309
 *ViroPharma, Inc......................................      27,300            44,636
 *Virtualfund.Com, Inc.................................      22,400             1,008
 *#Vision Sciences, Inc................................       5,100             6,860
 *#Visionics Corp......................................      30,200           315,439
 *Vista Medical Technologies, Inc......................       7,500            30,075
 *#Visual Data Corp....................................       1,000               345
 *Visual Networks, Inc.................................      38,200            52,143
 *Visx, Inc. DE........................................      71,400           974,610
 Vital Signs, Inc......................................      19,500           774,345
 *VitalWorks, Inc......................................      49,300           425,213
 *#Vitech America, Inc.................................      20,350                61
 *Vitesse Semiconductor, Inc...........................      10,000            50,250
 *Vitria Technology, Inc...............................     150,100           183,873
 *Vivus, Inc...........................................      50,200           388,046
 *Vixel Corp...........................................      23,400            75,816
 *Vlasic Foods International, Inc......................      50,100                88
 *Vodavi Technology, Inc...............................       4,300             8,944
 *Volt Information Sciences, Inc.......................      22,800           490,428
 *V-ONE Corp...........................................      19,400            11,155
                                                            SHARES             VALUE+
                                                            ------             ------
 Vulcan International Corp.............................         700    $       29,663
 W.P. Carey & Co. LLC..................................      42,800           996,384
 Wabash National Corp..................................      36,800           351,440
 Wabtec Corp...........................................      53,200           728,840
 *Wackenhut Corrections Corp...........................      30,100           451,500
 *Walker Interactive Systems, Inc......................      21,900            35,259
 *Wall Street Deli, Inc................................       1,500                 2
 Wallace Computer Services, Inc........................      58,500         1,254,240
 Walter Industries, Inc................................      73,200         1,049,688
 *#Warnaco Group, Inc..................................       2,900               123
 Warren Bancorp, Inc...................................       9,500           109,630
 Warwick Community Bancorp, Inc........................       5,300           148,745
 Washington Banking Co.................................       3,700            60,865
 Washington Savings Bank FSB...........................       1,600            14,480
 Washington Trust Bancorp, Inc.........................      12,200           244,793
 *Waste Connections, Inc...............................      46,300         1,573,274
 *Waste Holdings, Inc..................................      17,100           127,823
 *WatchGuard Technologoes, Inc.........................      40,200           203,814
 *Waterlink, Inc.......................................      24,300             2,248
 Waters Instruments, Inc...............................         200             2,430
 Watsco, Inc. Class A..................................      49,100           844,520
 Watsco, Inc. Class B..................................       1,350            23,625
 Watts Industries, Inc. Class A........................      23,900           445,735
 Wausau-Mosinee Paper Corp.............................      86,700         1,160,046
 Waypoint Financial Corp...............................      46,982           873,395
 WD-40 Co..............................................      21,600           612,252
 *Webb Interactive Services, Inc.......................       5,300             3,061
 *Webco Industries, Inc................................       6,000            29,700
 *#WebEx Communications, Inc...........................      50,300           701,937
 *Webhire, Inc.........................................       4,980             3,436
 *#WebLink Wireless, Inc...............................      54,300               489
 *WebMD Corp...........................................       1,577            10,290
 *webMethods, Inc......................................      63,000           571,095
 *Websense, Inc........................................      26,200           774,341
 Weider Nutrition International, Inc...................      15,700            30,615
 Wellco Enterprises, Inc...............................       1,000            14,700
 Wellman, Inc..........................................      47,600           785,400
 *Wells-Gardner Electronics Corp.......................       6,835            16,062
 Werner Enterprises, Inc...............................      79,800         1,480,290
 Wesbanco, Inc.........................................      31,140           729,455
 West Coast Bancorp....................................      23,709           358,717
 *West Marine, Inc.....................................      23,500           411,838
 West Pharmaceutical Services, Inc.....................      20,900           597,322
 *Westaff, Inc.........................................      17,900            44,840
 Westamerica Bancorporation............................       2,300           102,327
 Westbank Corp.........................................       4,300            57,319
 *Westcoast Hospitality Corp...........................      15,000           110,850
 Westcorp, Inc.........................................      46,140         1,419,728
 *Westell Technologies, Inc............................      68,260            94,881
 *Western Digital Corp.................................     236,800         1,089,280
 Western Gas Resources, Inc............................      39,200         1,452,752
 Western Ohio Financial Corp...........................         900            18,383
 *#Western Power & Equipment Corp......................       3,373               944
 Western Resources, Inc................................      84,100         1,423,813
 *Western Wireless Corp................................      84,900           280,170
 *#Westpoint Stevens, Inc..............................      62,100           310,500
 *Westport Resources Corp..............................      18,768           324,123
 *Wet Seal, Inc. Class A...............................      29,775           694,204
 *WFS Financial, Inc...................................      43,900         1,318,098
 WGL Holdings, Inc.....................................      14,000           372,820
 *W-H Energy Services, Inc.............................      32,300           736,602
 *White Electronics Designs Corp.......................      25,500           177,098

THE U.S. SMALL CAP SERIES

CONTINUED

                                                            SHARES             VALUE+
                                                            ------             ------
 *Whitehall Jewelers, Inc..............................      25,650    $      549,167
 *Whitman Education Group, Inc.........................      13,100            79,124
 Whitney Holdings Corp.................................      22,800           812,478
 *#WHX Corp............................................      18,800            13,348
 *Wickes Lumber Co.....................................      10,600            15,953
 *Wild Oats Markets, Inc...............................      37,850           555,449
 Wiley (John) & Sons, Inc. Class A.....................       2,600            66,976
 *William Lyon Homes, Inc..............................      29,100           772,605
 *Williams Clayton Energy, Inc.........................      15,300           190,409
 *Williams Controls, Inc...............................      14,700             6,542
 *Williams Industries, Inc.............................       1,200             6,474
 *Willis Lease Finance Corp............................       7,900            36,696
 *Wilshire Financial Services Group, Inc...............         137               473
 *Wilshire Oil Co. of Texas............................       7,107            33,403
 *Wilson Greatbatch Technologies, Inc..................      24,400           630,252
 *Wilsons The Leather Experts, Inc.....................      25,100           373,865
 *Wind River Systems, Inc..............................      98,200           659,413
 *Wink Communications, Inc.............................      33,200            68,890
 *Winmark Corp.........................................       3,800            42,655
 Winnebago Industries, Inc.............................      33,500         1,487,400
 Wintrust Financial Corp...............................       9,850           283,729
 *Wire One Technologies, Inc...........................      32,450            90,049
 *Wireless Facilities, Inc.............................      59,500           285,600
 Wireless Telecom Group, Inc...........................      24,100            58,322
 *Wireless WebConnect!, Inc............................       8,900               289
 *Wireless Xcessories Group............................       6,600             1,254
 *Wiser Oil Co.........................................      12,500            57,500
 *Witness Systems, Inc.................................      28,300           176,026
 *WJ Communications, Inc...............................      61,300           103,597
 *WMS Industries, Inc..................................      49,700           696,297
 Wolohan Lumber Co.....................................       1,600            38,400
 *Wolverine Tube, Inc..................................      15,900           134,355
 Wolverine World Wide, Inc.............................      61,200         1,081,404
 *Women First HealthCare, Inc..........................      28,500           214,463
 Woodhead Industries, Inc..............................      17,100           277,277
 Woodward Governor Co..................................      16,900         1,019,577
 *Workflow Management, Inc.............................      20,600            70,555
 *Workgroup Technology Corp............................       2,000             2,180
 *World Acceptance Corp................................      24,700           204,269
 *#World Access, Inc...................................      73,372               257
 World Fuel Services Corp..............................      13,300           266,000
 *World Wrestling Federation Entertainment, Inc........      18,900           276,885
 WorldCom, Inc.........................................          72               203
 *WorldGate Communications, Inc........................      31,600            50,718
 *WorldQuest Networks, Inc.............................       1,500             4,125
 *Worldwide Restaurant Concepts, Inc...................      35,500           100,820
 Worthington Industries, Inc...........................     102,500         1,563,125
 WPS Resources Corp....................................      35,100         1,441,908
 *WR Grace & Co........................................     137,700           373,167
 *WSI Industries, Inc..................................       2,000             2,650
 *Wyndham International, Inc...........................      10,900            12,535
 *Xanser Corp..........................................      47,400            95,748
 *Xeta Corp............................................      12,600            54,495
 *Xetel Corp...........................................      12,400             3,720
 *Xicor, Inc...........................................      29,600           221,408
                                                            SHARES             VALUE+
                                                            ------             ------
 *#XM Satellite Radio Holdings, Inc....................     101,800    $      883,624
 X-Rite, Inc...........................................      27,900           210,227
 *#Xybernaut Corp......................................      33,300            30,470
 *Yankee Candle Co., Inc...............................      67,900         1,493,800
 Yardville National Bancorp............................       8,700           165,170
 *Yellow Corp..........................................      35,300           970,750
 York International Corp...............................      25,100           889,795
 *Young Broadcasting, Inc. Class A.....................      23,400           472,797
 *Youthstream Media Networks, Inc......................       8,200             1,435
 *Zale Corp............................................      25,100         1,076,288
 *Zamba Corp...........................................      35,200             8,800
 *Zany Brainy, Inc.....................................      11,960               269
 *#Zap.com Corp........................................         334                45
 *Zapata Corp..........................................       3,340            97,194
 Zenith National Insurance Corp........................      22,100           701,012
 *Zevex International, Inc.............................       4,800            15,048
 *Zila, Inc............................................      40,157            84,530
 *#ZixIt Corp..........................................      25,800           114,810
 *Zoll Medical Corp....................................      13,200           467,742
 *Zoltek Companies, Inc................................      25,000            90,750
 *Zomax, Inc...........................................      41,200           195,906
 *#Zonagen, Inc........................................      13,600            21,896
 *Zones, Inc...........................................      21,400            24,396
 *Zoran Corp...........................................      34,050           825,883
 *Zygo Corp............................................      21,700           286,874
 *Zymetx, Inc..........................................       8,600               452
                                                                       --------------
TOTAL COMMON STOCKS
  (Cost $1,155,242,030)................................                 1,195,024,439
                                                                       --------------
RIGHTS/WARRANTS -- (0.0%)
 *American Satellite Network, Inc. Warrants............       2,525                 0
 *Anacomp, Inc. Warrants Expiring 12/10/06.............       1,139               342
 *Antigenics, Inc. Contingent Value Rights.............      36,700                 0
 *Aura Systems Warrants 05/31/05.......................       1,262                 0
 *Chiquita Brands International, Inc. Warrants
   03/19/09............................................       9,947            61,174
 *Corel Corp. Escrow Rights............................      14,700            14,994
 *Imperial Credit Industries, Inc. Warrants 01/31/08...          22                 0
 *#Imperial Sugar Co. Warrants 08/29/08................         498               448
 *#Magnum Hunter Resources Warrants 03/21/05...........       7,200                 0
 *Orbital Science Corp. Warrants 08/31/04..............         152               667
 *Safety Components International, Inc. Warrants
   04/10/03............................................         504                53
 *#Timco Aviation Services Warrants 12/31/07...........       3,486                 0
 *#TransTexas Gas Corp. Warrants 06/30/02..............         492                 0
                                                                       --------------
TOTAL RIGHTS/WARRANTS
  (Cost $444,108)......................................                        77,678
                                                                       --------------

THE U.S. SMALL CAP SERIES

CONTINUED

                                                             FACE
                                                            AMOUNT             VALUE+
                                                            ------             ------
                                                            (000)
TEMPORARY CASH INVESTMENTS -- (1.0%)
Repurchase Agreement, PNC Capital Markets Inc. 1.67%,
  06/03/02 (Collateralized by U.S. Treasury Bills
  1.68%, 06/27/02, valued at $11,987,996) to be
  repurchased at $11,811,644
  (Cost $11,810,000)...................................    $ 11,810    $   11,810,000
                                                                       --------------
TOTAL INVESTMENTS -- (100.0%) (Cost
  $1,167,496,138)++....................................                $1,206,912,117
                                                                       ==============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   #  Total or Partial Securities on Loan
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $1,169,542,411.

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                      STATEMENT OF ASSETS AND LIABILITIES

                                  MAY 31, 2002

                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)
                                  (UNAUDITED)

ASSETS:
Investments at Value........................................  $  1,206,912
Collateral for Securities Loaned............................        83,031
Receivables:
  Dividends and Interest....................................           612
  Investment Securities Sold................................         1,460
  Fund Shares Sold..........................................            81
Prepaid Expenses and Other Assets...........................             4
                                                              ------------
    Total Assets............................................     1,292,100
                                                              ------------

LIABILITIES:
Payables:
  Collateral on Securities Loaned...........................        83,031
  Investment Securities Purchased...........................            36
  Fund Shares Redeemed......................................         1,494
Accrued Expenses and Other Liabilities......................           102
                                                              ------------
    Total Liabilities.......................................        84,663
                                                              ------------

NET ASSETS..................................................  $  1,207,437
                                                              ============

SHARES OUTSTANDING, $.01 PAR VALUE
  (Unlimited Number of Shares Authorized)...................   102,692,883
                                                              ============

NET ASSET VALUE, OFFERING AND REDEMPTION PRICE PER SHARE....  $      11.76
                                                              ============
Investments at Cost.........................................  $  1,167,496
                                                              ============

NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $  1,170,563
Accumulated Net Investment Income (Loss)....................         3,289
Accumulated Net Realized Gain (Loss)........................        (5,831)
Unrealized Appreciation (Depreciation) of Investment
  Securities................................................        39,416
                                                              ------------
    Total Net Assets........................................  $  1,207,437
                                                              ============

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                            STATEMENT OF OPERATIONS

                     FOR THE SIX MONTHS ENDED MAY 31, 2002

                             (AMOUNTS IN THOUSANDS)
                                  (UNAUDITED)

INVESTMENT INCOME
  Dividends.................................................         $ 4,029
  Interest..................................................             175
  Income from Securities Lending............................             295
                                                                     -------
        Total Investment Income.............................           4,499
                                                                     -------

EXPENSES
  Advisory Services.........................................             170
  Accounting & Transfer Agent Fees..........................             199
  Custodian Fees............................................              54
  Legal Fees................................................               5
  Audit Fees................................................               6
  Shareholders' Reports.....................................               5
  Trustees' Fees and Expenses...............................               4
  Other.....................................................               5
                                                                     -------
        Total Expenses......................................             448
                                                                     -------
  NET INVESTMENT INCOME (LOSS)..............................           4,051
                                                                     -------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES
  Net Realized Gain (Loss) on Investment Securities Sold....          (3,621)
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................          72,652
                                                                     -------

  NET GAIN (LOSS) ON INVESTMENT SECURITIES..................          69,031
                                                                     -------

NET INCREASE (DECREASE) IN NET ASSETS RESULTING FROM
  OPERATIONS................................................         $73,082
                                                                     =======

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                     SIX MONTHS           YEAR
                                                                        ENDED            ENDED
                                                                       MAY 31,          NOV. 30,
                                                                        2002              2001
                                                                     -----------       ----------
                                                                     (UNAUDITED)
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income (Loss)..............................         $    4,051        $   8,317
  Net Realized Gain (Loss) on Investment Securities.........             (3,621)          12,940
  Change in Unrealized Appreciation (Depreciation) of
    Investment Securities...................................             72,652           73,456
                                                                     ----------        ---------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................             73,082           94,713
                                                                     ----------        ---------

Distributions From:
  Net Investment Income.....................................             (1,444)          (8,455)
  Net Realized Gains........................................            (12,630)        (119,590)
                                                                     ----------        ---------
        Total Distributions.................................            (14,074)        (128,045)
                                                                     ----------        ---------
Capital Share Transactions (1):
  Shares Issued.............................................            255,533          248,398
  Shares Issued in Lieu of Cash Distributions...............             13,610          127,076
  Shares Redeemed...........................................           (111,796)        (119,211)
                                                                     ----------        ---------
        Net Increase (Decrease) from Capital Share
          Transactions......................................            157,347          256,263
                                                                     ----------        ---------
        Total Increase (Decrease)...........................            216,355          222,931
NET ASSETS
    Beginning of Period.....................................            991,082          768,151
                                                                     ----------        ---------
    End of Period...........................................         $1,207,437        $ 991,082
                                                                     ==========        =========

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................             21,592           22,411
    Shares Issued in Lieu of Cash Distributions.............              1,198           12,464
    Shares Redeemed.........................................             (9,581)         (11,227)
                                                                     ----------        ---------
                                                                         13,209           23,648
                                                                     ==========        =========

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY

                           THE U.S. SMALL CAP SERIES

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                     SIX MONTHS       YEAR         YEAR         YEAR         YEAR         YEAR
                                        ENDED         ENDED        ENDED        ENDED        ENDED        ENDED
                                       MAY 31,      NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                        2002          2001         2000         1999         1998         1997
                                     -----------    ---------    ---------    ---------    ---------    ---------
                                     (UNAUDITED)
Net Asset Value, Beginning of
  Period...........................  $    11.08     $  11.67     $  12.24     $  11.46     $  13.82     $  12.56
                                     ----------     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income (Loss).....        0.04         0.10         0.11         0.10         0.10         0.11
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......        0.80         1.24         0.65         1.83        (1.28)        2.81
                                     ----------     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................        0.84         1.34         0.76         1.93        (1.18)        2.92
                                     ----------     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............       (0.02)       (0.10)       (0.11)       (0.11)       (0.10)       (0.10)
  Net Realized Gains...............       (0.14)       (1.83)       (1.22)       (1.04)       (1.08)       (1.56)
                                     ----------     --------     --------     --------     --------     --------
Total Distributions................       (0.16)       (1.93)       (1.33)       (1.15)       (1.18)       (1.66)
                                     ----------     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $    11.76     $  11.08     $  11.67     $  12.24     $  11.46     $  13.82
                                     ==========     ========     ========     ========     ========     ========
Total Return.......................        7.60%#      13.08%        6.48%       18.62%       (8.98)%      26.48%

Net Assets, End of Period
  (thousands)......................  $1,207,437     $991,082     $768,151     $586,086     $546,803     $432,833
Ratio of Expenses to Average Net
  Assets...........................        0.08%*       0.08%        0.08%        0.09%        0.09%        0.11%
Ratio of Net Investment Income to
  Average Net Assets...............        0.72%*       0.94%        0.99%        0.89%        0.88%        0.96%
Portfolio Turnover Rate............          13%*         13%          38%          29%          29%          30%

--------------

*   Annualized

#   Non-annualized

                See accompanying Notes to Financial Statements.

                        THE DFA INVESTMENT TRUST COMPANY
                         NOTES TO FINANCIAL STATEMENTS
                                  (UNAUDITED)

A. ORGANIZATION:

    The DFA Investment Trust Company (the "Trust") is an open-end management investment company registered under the Investment Company Act of 1940. The Trust currently offers twenty-five series of which The U.S. Small Cap
Series (the "Series") is presented in this report.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Trust in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates and those differences could be material.

    1. SECURITY VALUATION: Securities held by the Series which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day, or if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are valued in good faith at fair value using methods approved by the Board of Trustees.

    2. FEDERAL INCOME TAXES: It is the Series intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    3. REPURCHASE AGREEMENTS: The Series may purchase money market instruments subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on May 31, 2002.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. Discount and premium on securities purchased are amortized over the lives of the respective securities. Expenses directly attributable to a Series are directly charged. Common expenses are allocated using methods approved by the Board of Trustees.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("Dimensional" or the "Advisor") provides investment advisory services to the Series. For the six months ended May 31, 2002, the Series' advisory fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of .03 of 1% of average daily net assets.

    Certain officers of the Series are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the six months ended May 31, 2002, the Series made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................      $212,036
Sales.......................................................        71,146

E. INVESTMENT TRANSACTIONS:

    At May 31, 2002, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................      $ 309,240
Gross Unrealized Depreciation...............................       (271,870)
                                                                  ---------
  Net.......................................................      $  37,370
                                                                  =========

F. LINE OF CREDIT:

    The Trust, together with other Dimensional-advised series, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each Portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million as long as total borrowing under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each Portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. The agreement for the line of credit expires in June 2003. There were no borrowings under the line of credit by the Series during the six months ended May 31, 2002.

    The Trust, together with other Dimensional-advised portfolios, has also entered into an additional $150 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $150 million, as long as total borrowings under the line of credit do not exceed $150 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement of the line of credit expires in April 2003. There were no borrowings by the Series under the line of credit with the international custodian bank for the six months ended May 31, 2002.

G. SECURITIES LENDING

    As of May 31, 2002, some of the Series' portfolios had securities on loan to brokers/dealers, for which each portfolio held cash collateral. Each portfolio invests the cash collateral, as described below, and records a liability for the return of the collateral, during the period the securities are on loan. Loans of domestic securities are required at all times to be secured by collateral at least equal to 102% of the market value of the securities on loan. However, in the event of default or bankruptcy by the other party to the agreement, realization and/or retention of the collateral may be subject to legal proceedings. In the event that the borrower fails to return loaned securities, and cash collateral being maintained by the borrower is insufficient to cover the value of loaned securities and provided such collateral insufficiency is not the result of investment losses, the lending agent has agreed to pay the amount of the shortfall to the portfolio or, at the option of the lending agent, to replace the securities.

    Each portfolio, along with other portfolios of the Series, invests the cash collateral received from securities on loan in a pooled cash account, which invests in repurchase agreements collateralized by U.S. government securities. Securities pledged as collateral for repurchase agreements are held by a custodian bank until the agreements mature.

    As of May 31, 2002, the interest rate on the pooled cash account earned by each of the portfolios was 1.74%. The repurchase agreements within the pooled cash account mature on June 3, 2002. The value of securities on loan to broker/dealers, the cash collateral received from such broker/dealers, the value and cost of the portfolio's pooled cash account investment and the allocated value of collateral from repurchase agreements held in the pooled cash account as of May 31, 2002 were as follows:

                                              MARKET                         COST/VALUE OF
                                             VALUE OF         VALUE OF        POOLED CASH    VALUE OF COLLATERAL
                                           SECURITIES ON   COLLATERAL AND       ACCOUNT        FROM REPURCHASE
                                               LOAN        INDEMNIFICATION    INVESTMENT         AGREEMENTS
                                           -------------   ---------------   -------------   -------------------
The U.S. Small Cap Series................   $69,673,419      $83,031,432      $83,031,894        $83,031,432